iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 96.2%
Canada: 2.6%
54,490	Brookfield Corp.	$2,896,144

China: 2.5%
146,268	Tencent Music Entertainment Group - ADR	1,762,529
22,779	Yum China Holdings, Inc.	1,025,511

		2,788,040

France: 1.8%
1,866	L’Oreal SA	836,051
9,876	Legrand SA - ADR	227,345
1,184	LVMH Moet Hennessy Louis Vuitton SE	908,441

		1,971,837

Germany: 5.3%
10,480	Beiersdorf AG - ADR	315,553
111,010	Henkel AG & Co. KGaA - ADR	2,370,063
8,808	SAP SE	2,006,316
19,049	Siemens Healthineers AG(a)	1,143,351

		5,835,283

Ireland: 0.6%
1,972	Accenture PLC - Class A	697,063

Japan: 0.5%
11,872	Daikin Industries Ltd. - ADR	166,445
4,100	SHIFT, Inc.*	390,967

		557,412

Luxembourg: 1.2%
20,317	Eurofins Scientific SE(b)	1,288,288

Netherlands: 3.5%
20,400	Heineken NV	1,840,080
21,114	Topicus.com, Inc.	1,993,835

		3,833,915

Sweden: 2.2%
70,935	Assa Abloy AB - Class B	2,392,283

Switzerland: 2.1%
20,235	Novartis AG - ADR(b)	2,327,430

United Kingdom: 9.3%
75,300	Compass Group PLC	2,415,234
117,758	Fevertree Drinks PLC	1,301,620
59,383	Pennon Group PLC - ADR(b)	954,879
20,366	Severn Trent PLC - ADR	722,586
76,168	Smith & Nephew PLC - ADR(b)	2,371,871
6,017	Spirax Group PLC - ADR	303,377
80,821	United Utilities Group PLC - ADR	2,269,454

		10,339,021

United States: 64.1%
5,235	3M Co.	715,625
9,801	Abbott Laboratories	1,117,412
2,504	Adobe, Inc.*	1,296,521
7,375	Air Products & Chemicals, Inc.	2,195,833
3,060	Align Technology, Inc.*	778,219
11,813	Alphabet, Inc. - Class A	1,959,186

Shares		Value
United States (continued)
13,036	Amazon.com, Inc.*	$2,428,998
2,955	Aon PLC - Class A	1,022,400
2	Berkshire Hathaway, Inc. - Class A*	1,382,360
3,209	Berkshire Hathaway, Inc. - Class B*	1,476,974
12,388	Calavo Growers, Inc.	353,430
5,811	California Water Service Group	315,072
29,565	Centene Corp.*	2,225,653
47,129	Clearwater Analytics Holdings, Inc. - Class A*	1,190,007
5,253	Clorox Co.	855,766
58,200	Comcast Corp. - Class A	2,431,014
26,400	CVS Health Corp.	1,660,032
103,604	DENTSPLY SIRONA, Inc.	2,803,524
3,763	elf Beauty, Inc.*	410,280
53,896	Envista Holdings Corp.*	1,064,985
10,271	Estee Lauder Cos., Inc. - Class A	1,023,916
14,875	Fiserv, Inc.*	2,672,294
4,754	Five Below, Inc.*	420,016
7,259	Generac Holdings, Inc.*	1,153,310
4,880	Globant SA*	966,923
9,922	Globe Life, Inc.	1,050,839
3,467	Graco, Inc.	303,397
21,880	Henry Schein, Inc.*	1,595,052
3,705	Hologic, Inc.*	301,809
8,375	Houlihan Lokey, Inc.	1,323,418
3,933	ICON PLC*	1,129,990
4,204	IDACORP, Inc.	433,390
4,896	Kimberly-Clark Corp.	696,603
1,261	Kinsale Capital Group, Inc.	587,084
8,392	Knight-Swift Transportation Holdings, Inc.	452,748
1,568	Lindsay Corp.	195,436
1,415	Markel Group, Inc.*	2,219,541
3,558	MarketAxess Holdings, Inc.	911,560
25,590	Marten Transport Ltd.	452,943
4,435	McKesson Corp.	2,192,753
4,191	Microsoft Corp.	1,803,387
18,736	Mission Produce, Inc.*	240,196
13,831	Northern Trust Corp.	1,245,205
17,590	Oracle Corp.	2,997,336
5,646	Paycom Software, Inc.	940,454
30,050	Progyny, Inc.*	503,638
46,881	Qiagen NV*	2,136,367
39,900	Realty Income Corp. - REIT	2,530,458
1,008	Reinsurance Group of America, Inc.	219,613
48,908	Revolve Group, Inc.*	1,211,940
5,583	Rogers Corp.*	630,935
7,149	SJW Group	415,428
14,277	Solventum Corp.*	995,392
468	Thermo Fisher Scientific, Inc.	289,491
1,096	TopBuild Corp.*	445,864
1,802	Toro Co.	156,287
14,128	Visa, Inc. - Class A	3,884,495
683	Waters Corp.*	245,805
35,104	Werner Enterprises, Inc.	1,354,663
4,346	Workday, Inc. - Class A*	1,062,206

		71,075,473

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Uruguay: 0.5%
76,729	Dlocal Ltd.*(b)	$613,832

TOTAL COMMON STOCKS (Cost $88,434,228)		106,616,021

PREFERRED STOCKS: 2.0%
South Korea: 2.0%
57,915	Samsung Electronics Co. Ltd. - (Preference Shares)	2,254,243

TOTAL PREFERRED STOCKS (Cost $2,436,388)		2,254,243

Principal Amount
SHORT-TERM INVESTMENTS: 5.5%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 4.0%
$4,482,446	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c)(d) (Cost $ 4,482,446)	$4,482,446

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost 4,482,446)		4,482,446

REPURCHASE AGREEMENTS: 1.5%
$1,643,005	Fixed Income Clearing Corp. 1.520%, 9/30/2024, due 10/01/2024 [collateral: par value $1,645,700, U.S. Treasury Notes, 4.000%, due 01/15/2027, value $1,676,304] (proceeds $1,643,075)	1,643,005

TOTAL REPURCHASE AGREEMENTS (Cost $1,643,005)		1,643,005

TOTAL SHORT-TERM INVESTMENTS (Cost $6,125,451)		6,125,451

TOTAL INVESTMENTS (Cost: $96,996,067): 103.7%		114,995,715

Liabilities in Excess of Other Assets: (3.7)%		(4,192,082)

NET ASSETS: 100.0%		$110,803,633

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	Security or portion thereof is out on loan.
(c)	The rate disclosed is the 7 day net yield as of September 30, 2024.
(d)	Represents security purchased with cash collateral received for securities on loan.

The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows*:

Cost of investments	$96,996,067

Gross unrealized appreciation	23,257,841
Gross unrealized depreciation	(5,258,193)

Net unrealized appreciation	$17,999,648

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	11.2%
Health Care Equipment & Supplies	9.5%
Financial Services	8.9%
Health Care Providers & Services	7.4%
Capital Markets	5.7%
Insurance	4.5%
Life Sciences Tools & Services	4.6%
Water Utilities	4.2%
Household Products	3.6%
Hotels, Restaurants & Leisure	3.1%
Beverages	2.9%
Personal Care Products	2.4%
Building Products	2.3%
Retail REITs	2.3%
Media	2.2%
Broadline Retail	2.2%
Pharmaceuticals	2.1%
Ground Transportation	2.0%
Technology Hardware, Storage & Peripherals	2.0%
Chemicals	2.0%
IT Services	1.9%
Interactive Media & Services	1.8%
Entertainment	1.6%
Specialty Retail	1.5%
Electrical Equipment	1.2%
Machinery	0.9%
Professional Services	0.9%
Textiles, Apparel & Luxury Goods	0.8%
Industrial Conglomerates	0.6%
Electronic Equipment, Instruments & Components	0.6%
Food Products	0.5%
Household Durables	0.4%
Electric Utilities	0.4%
Short-Term Investments	5.5%

Total Investments	103.7%
Liabilities in Excess of Other Assets	(3.7)%

Net Assets	100.0%

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 96.6%
Australia: 1.3%
442,100	Glencore PLC*	$2,533,377

Brazil: 1.7%
1,581	MercadoLibre, Inc.*	3,244,149

Canada: 2.7%
33,348	Canadian Pacific Kansas City Ltd.	2,854,240
30,011	Shopify, Inc. - Class A*	2,405,082

		5,259,322

China: 1.0%
44,401	Prosus NV	1,942,603

Denmark: 4.4%
23,736	Carlsberg AS - Class B	2,830,188
48,836	Novo Nordisk AS - Class B	5,744,166

		8,574,354

Finland: 1.9%
78,366	Sampo OYJ - Class A	3,659,171

France: 7.6%
72,955	BNP Paribas SA	5,004,079
19,700	Kering SA	5,638,802
17,222	Teleperformance SE	1,784,874
336,400	Worldline SA*(a)(b)	2,450,992

		14,878,747

Germany: 22.6%
10,628	Adidas AG	2,817,650
6,575	Allianz SE	2,161,518
166,719	Bayer AG	5,634,131
28,824	CTS Eventim AG & Co. KGaA	2,998,538
94,118	Daimler Truck Holding AG	3,527,285
80,765	Fresenius SE & Co. KGaA*	3,080,854
24,824	Gerresheimer AG	2,213,109
54,304	Hensoldt AG	1,782,812
90,745	Mercedes-Benz Group AG	5,869,366
37,345	SAP SE	8,506,568
89,257	Siemens Healthineers AG(a)	5,357,346

		43,949,177

Israel: 3.2%
486,459	Israel Discount Bank Ltd. - Class A	2,721,842
369,699	Tel Aviv Stock Exchange Ltd.	3,492,219

		6,214,061

Italy: 4.0%
23,665	Carel Industries SpA(a)	517,424
202,584	Davide Campari-Milano NV	1,715,773
121,503	Ryanair Holdings PLC - ADR	5,489,483

		7,722,680

Japan: 5.7%
90,600	BayCurrent, Inc.	3,354,572
94,700	Nippon Sanso Holdings Corp.	3,446,220
197,200	Renesas Electronics Corp.	2,861,981

Shares		Value
Japan (continued)
8,600	Tokyo Electron Ltd.	$1,518,283

		11,181,056

Netherlands: 2.6%
3,787	ASML Holding NV	3,146,605
18,703	EXOR NV	2,004,018

		5,150,623

Spain: 2.3%
63,149	Amadeus IT Group SA	4,568,630

Sweden: 2.1%
40,900	Evolution AB(a)	4,023,341

Switzerland: 4.9%
5,284	Belimo Holding AG	3,776,297
61,000	Julius Baer Group Ltd.	3,676,831
4,128	Ypsomed Holding AG	2,014,016

		9,467,144

Taiwan: 3.2%
207,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,259,744

United Kingdom: 10.9%
448,907	Breedon Group PLC	2,574,187
78,125	Coca-Cola Europacific Partners PLC	6,146,612
50,400	Diageo PLC	1,757,700
121,045	Fevertree Drinks PLC	1,337,953
3,520,050	Lloyds Banking Group PLC	2,773,104
483,437	Sage Group PLC	6,635,778

		21,225,334

United States: 14.5%
15,984	Aon PLC - Class A	5,530,304
512,643	CNH Industrial NV	5,690,337
41,653	ICON PLC*	11,967,324
55,495	Medtronic PLC	4,996,215

		28,184,180

TOTAL COMMON STOCKS (Cost $162,460,550)		188,037,693

PREFERRED STOCKS: 1.6%
South Korea: 1.6%
81,600	Samsung Electronics Co. Ltd. - (Preference Shares)	3,176,141

TOTAL PREFERRED STOCKS (Cost $3,760,271)		3,176,141

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 0.6%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.3%
$594,296	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c)(d) (Cost $ 594,296)	$594,296

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost 594,296)		594,296

REPURCHASE AGREEMENTS: 0.3%
$507,090	Fixed Income Clearing Corp. 1.520%, 9/30/2024, due 10/01/2024 [collateral: par value $508,000, U.S. Treasury Notes, 4.000%, due 01/15/2027, value $517,526] (proceeds $507,112)	507,090

TOTAL REPURCHASE AGREEMENTS (Cost $507,090)		507,090

TOTAL SHORT-TERM INVESTMENTS (Cost $1,101,386)		1,101,386

TOTAL INVESTMENTS (Cost: $167,322,207): 98.8%		192,315,220

Other Assets in Excess of Liabilities: 1.2%		2,233,053

NET ASSETS: 100.0%		$194,548,273

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	Security or portion there of is out on loan.
(c)	The rate disclosed is the 7 day net yield as of September 30, 2024.
(d)	Represents security purchased with cash collateral received for securities on loan.

The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows*:

Cost of investments	$167,322,207

Gross unrealized appreciation	40,716,147
Gross unrealized depreciation	(15,723,134)

Net unrealized appreciation	$24,993,013

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Small Company Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 97.1%
Consumer Discretionary: 12.4%
8,275	Gentherm, Inc.*	$385,201
79,674	Goodyear Tire & Rubber Co.*	705,115
4,729	Installed Building Products, Inc.	1,164,611
12,608	Ollie’s Bargain Outlet Holdings, Inc.*	1,225,498
42,582	Revolve Group, Inc.*	1,055,182
42,552	VF Corp.	848,912
57,243	Warby Parker, Inc. - Class A*	934,778

		6,319,297

Consumer Staples: 2.3%
10,900	elf Beauty, Inc.*	1,188,427

Energy: 2.5%
23,702	Crescent Energy Co. - Class A	259,537
9,253	Matador Resources Co.	457,283
15,955	Murphy Oil Corp.	538,322

		1,255,142

Financials: 15.3%
19,254	Cadence Bank	613,240
27,156	Columbia Banking System, Inc.	709,043
14,450	Glacier Bancorp, Inc.	660,365
14,990	Goosehead Insurance, Inc. - Class A*	1,338,607
6,588	Hamilton Lane, Inc. - Class A	1,109,353
4,017	Houlihan Lokey, Inc.	634,766
17,784	National Bank Holdings Corp. - Class A	748,706
23,393	Seacoast Banking Corp. of Florida	623,424
7,949	SouthState Corp.	772,484
8,930	Texas Capital Bancshares, Inc.*	638,138

		7,848,126

Health Care: 10.4%
41,912	AdaptHealth Corp.*	470,672
3,465	ICU Medical, Inc.*	631,392
3,042	Medpace Holdings, Inc.*	1,015,420
18,298	NeoGenomics, Inc.*	269,895
32,002	Option Care Health, Inc.*	1,001,663
53,708	Progyny, Inc.*	900,146
6,734	Repligen Corp.*	1,002,154

		5,291,342

Industrials: 29.1% (a)
12,135	Apogee Enterprises, Inc.	849,632
4,668	ArcBest Corp.	506,245
11,434	AZZ, Inc.	944,563
30,992	Core & Main, Inc. - Class A*	1,376,045
5,064	EnerSys	516,781
47,489	ExlService Holdings, Inc.*	1,811,705
7,214	Generac Holdings, Inc.*	1,146,160
7,427	KBR, Inc.	483,721
16,333	Mercury Systems, Inc.*	604,321
13,570	NV5 Global, Inc.*	1,268,524
9,350	Paylocity Holding Corp.*	1,542,469

Shares		Value
Industrials (continued)
18,624	Quanex Building Products Corp.	$516,816
4,363	Regal Rexnord Corp.	723,734
41,333	REV Group, Inc.	1,159,804
2,509	SPX Technologies, Inc.*	400,085
3,639	Valmont Industries, Inc.	1,055,128

		14,905,733

Information Technology: 14.9%
20,908	Alarm.com Holdings, Inc.*	1,143,040
6,619	Belden, Inc.	775,283
132,644	CCC Intelligent Solutions Holdings, Inc.*	1,465,716
8,469	Globant SA*	1,678,048
16,395	Ichor Holdings Ltd.*	521,525
4,300	Insight Enterprises, Inc.*	926,177
1,872	Littelfuse, Inc.	496,548
4,398	Plexus Corp.*	601,251

		7,607,588

Materials: 7.8%
17,486	Element Solutions, Inc.	474,920
18,385	Ingevity Corp.*	717,015
3,185	Louisiana-Pacific Corp.	342,260
57,707	O-I Glass, Inc.*	757,116
13,248	Radius Recycling, Inc.	245,618
15,119	Silgan Holdings, Inc.	793,748
17,376	Summit Materials, Inc. - Class A*	678,185

		4,008,862

Real Estate: 2.4%
17,896	STAG Industrial, Inc. - REIT	699,555
8,116	Terreno Realty Corp. - REIT	542,392

		1,241,947

TOTAL COMMON STOCKS (Cost $42,173,848)		49,666,464

TOTAL INVESTMENTS (Cost: $42,173,848): 97.1%		49,666,464

Other Assets in Excess of Liabilities: 2.9%		1,475,203

NET ASSETS: 100.0%		$51,141,667

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	For additional information on portfolio concentration, see Notes to the Schedule of Investments.

The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows*:

Cost of investments	$42,173,848

Gross unrealized appreciation	9,429,442
Gross unrealized depreciation	(1,936,826)

Net unrealized appreciation	$7,492,616

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 19.2%
Communication Services: 2.2%
5,544	Alphabet, Inc. - Class A	$919,472
3,604	Alphabet, Inc. - Class C	602,553
114,390	Altegrity, Inc.*(a)	140,700
18,747	Altice USA, Inc. - Class A*	46,117
120,875	Bollore SE	806,198
1,262	Charter Communications, Inc. - Class A*	408,989
15,391	Cineplex, Inc.*	123,110
25,210	Comcast Corp. - Class A(b)	1,053,022
1,190	EchoStar Corp. - Class A*	29,536
97,508	Endeavor Group Holdings, Inc. - Class A(b)	2,784,828
10,075	iHeartMedia, Inc. - Class A*	18,639
1,923	Meta Platforms, Inc. - Class A	1,100,802
93	Netflix, Inc.*	65,962
8,448	Nexon Co. Ltd.	166,866
6,168	Nintendo Co. Ltd.	328,788
82,645	Paramount Global - Class B(b)	877,690

		9,473,272

Consumer Discretionary: 1.4%
3,390	Amazon.com, Inc.*(b)	631,659
4,880	CarMax, Inc.*	377,614
1,940	Cie Financiere Richemont SA - Class A	307,386
1,770	Delivery Hero SE*(c)	71,444
76,013	Everi Holdings, Inc.*	998,811
214	Home Depot, Inc.	86,713
2,070	Just Eat Takeaway.com NV*(c)	31,107
1,290	Marriott International, Inc. - Class A	320,694
9,240	Prosus NV	404,262
354	Starbucks Corp.	34,512
990	Vail Resorts, Inc.	172,547
232,502	Vizio Holding Corp. - Class A*(r)	2,597,047

		6,033,796

Consumer Staples: 1.8%
102,535	Albertsons Cos., Inc. - Class A	1,894,847
638	Coca-Cola Co.	45,847
48	Costco Wholesale Corp.	42,553
7,750	Heineken Holding NV	585,561
2,070	Herbalife Ltd.*	14,883
17,371	JDE Peet’s NV	363,161
38,123	Kellanova(b)	3,076,907
610	Orion Corp.	45,481
1,270	Pernod Ricard SA	191,913
357	Procter & Gamble Co.	61,832
1,300	Shiseido Co. Ltd.	35,166
115,871	Vector Group Ltd.	1,728,795
530	Walmart, Inc.	42,798

		8,129,744

Energy: 2.6%
9,917	Battalion Oil Corp.*(r)	66,146
103,263	ChampionX Corp.(b)	3,113,379
645	Exxon Mobil Corp.	75,607
450	Gulfport Energy Corp.*	68,108
31,213	Hess Corp.	4,238,725
16,880	Kinder Morgan, Inc.	372,879

Shares		Value
Energy (continued)
133,227	Marathon Oil Corp.(b)	$3,547,835
838	Williams Cos., Inc.	38,255

		11,520,934

Financials: 0.8%
1,732	Aon PLC - Class A	599,255
27	BlackRock, Inc.	25,637
14,280	Citigroup, Inc.	893,928
2,642	Enstar Group Ltd.*	849,641
4,689	Jefferies Financial Group, Inc.	288,608
293	JPMorgan Chase & Co.	61,782
519	LPL Financial Holdings, Inc.	120,735
139	MasterCard, Inc. - Class A	68,638
331	Morgan Stanley	34,503
2,340	NCR Atleos Corp.*	66,760
11,210	Wells Fargo & Co.	633,253

		3,642,740

Health Care: 3.5%
625	Abbott Laboratories	71,256
456	AbbVie, Inc.	90,051
44,901	Amedisys, Inc.*	4,333,396
55,817	Axonics, Inc.*	3,884,863
15,111	Bayer AG	510,664
193	Bio-Rad Laboratories, Inc. - Class A*	64,574
1,442	BioMarin Pharmaceutical, Inc.*	101,358
1,703	Bristol-Myers Squibb Co.	88,113
42,577	Catalent, Inc.*(b)	2,578,889
319	Elevance Health, Inc.	165,880
8,428	Envision Healthcare Corp.*	84,280
1,530	Eurofins Scientific SE	97,016
750	ICON PLC*	215,483
581	Johnson & Johnson	94,157
698	Merck & Co., Inc.	79,265
38,464	PetIQ, Inc.*(b)	1,183,537
55,602	R1 RCM, Inc.*(b)	787,880
181,663	Revance Therapeutics, Inc.*(b)	942,831
86	Thermo Fisher Scientific, Inc.	53,197
113	UnitedHealth Group, Inc.	66,069

		15,492,759

Industrials: 1.7%
125	Deere & Co.	52,166
573	Emerson Electric Co.	62,669
647	Fastenal Co.	46,209
2,242	Ferguson Enterprises, Inc.	445,194
520	Fortune Brands Innovations, Inc.	46,556
327	Hoshizaki Corp.	11,377
2,135	Howmet Aerospace, Inc.	214,034
4,670	LG Corp.	282,478
98	Lockheed Martin Corp.	57,287
499,243	McDermott International Ltd.*	99,848
645,855	McDermott International, Inc.*	129,171
16,208	McGrath RentCorp	1,706,378
24,848	Rush Enterprises, Inc. - Class A	1,312,720
2,324	Safran SA	546,720
2,220	Samsung C&T Corp.	233,934
17,500	Sound Holdings FP*(a)	360,524
18,866	Stericycle, Inc.*	1,150,826
6,870	Swire Pacific Ltd. - Class A	58,714
3,050	Uber Technologies, Inc.*	229,238

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Industrials (continued)
187	Union Pacific Corp.	$46,092
591	United Parcel Service, Inc. - Class B	80,577
1,260	Westinghouse Air Brake Technologies Corp.	229,030

		7,401,742

Information Technology: 3.7%
4,486	Analog Devices, Inc.	1,032,543
6,320	ANSYS, Inc.*	2,013,742
382	Apple, Inc.	89,006
1,697	Broadcom, Inc.	292,732
98,921	HashiCorp, Inc. - Class A*(b)	3,349,465
75,813	Juniper Networks, Inc.(b)	2,955,191
506	Microchip Technology, Inc.	40,627
169	Microsoft Corp.	72,721
3,500	NCR Voyix Corp.*	47,495
1,594	NXP Semiconductors NV	382,576
28,097	Perficient, Inc.*	2,120,761
461	QUALCOMM, Inc.	78,393
6,102	Riverbed Technology, Inc.*	793
132	Salesforce, Inc.	36,130
20,794	Smartsheet, Inc. - Class A*	1,151,156
351,077	Spirent Communications PLC*	802,456
23,574	Squarespace, Inc. - Class A*	1,094,541
5,790	TE Connectivity PLC	874,232

		16,434,560

Materials: 1.2%
69,374	Cemex SAB de CV - ADR	423,181
80,200	Glencore PLC*	459,572
10,322	Holcim AG	1,009,159
8,330	International Flavors & Fragrances, Inc.	874,067
68	Linde PLC	32,426
762	Metals Acquisition Ltd. - Class A*	10,554
113	Packaging Corp. of America	24,340
65,411	U.S. Steel Corp.(b)	2,310,971

		5,144,270

Real Estate: 0.1%
275	American Tower Corp. - REIT	63,954
12,176	China Aoyuan Group Ltd.*	486
5,240	Douglas Emmett, Inc. - REIT	92,067
2,120	Vornado Realty Trust - REIT	83,528

		240,035

Special Purpose Acquisition Companies: 0.0%
3,818	Bright Bidco BV*	382
6,266	Pershing Square Tontine Holdings Ltd.*	0

		382

Utilities: 0.2%
35,112	Atlantica Sustainable Infrastructure PLC	771,762
385	Duke Energy Corp.	44,391

Shares		Value
Utilities (continued)
2,320	PG&E Corp.	$45,866

		862,019

TOTAL COMMON STOCKS (Cost $78,348,444)		84,376,253

RIGHTS/WARRANTS: 0.2%
22,138	ABIOMED, Inc., CVR*	38,741
47,716	Albireo Pharma, Inc., CVR*	119,238
54,961	CinCor Pharma, Inc., CVR*	195,936
213,778	Concert Pharmaceuticals, Inc., CVR*(r)	91,860
5,576	Electriq Power Holdings, Inc. (Expiration date 07/31/28)*	0
11	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	550
389	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	11,670
4,247	MariaDB PLC (Expiration date 12/16/27)*	0
956	Northern Star Investment Corp. IV (Expiration date 12/31/27)*	1
1,566	Pershing Square Holdings Ltd. (Expiration date 09/23/33)*	0
124,401	Resolute Forest Products, Inc., CVR*	195,807
1,039	Ross Acquisition Corp. II (Expiration date 02/12/26)*	94

TOTAL RIGHTS/WARRANTS (Cost $722,801)		653,897

PREFERRED STOCKS: 0.0%
Financials: 0.0%
	Apollo Global Management, Inc.
310	6.750%, 07/31/2026	21,077

Industrials: 0.0%
	Element Commercial Aviation
170	0.000%, (a)	0
	McDermott International, Inc. - (Preference Shares)
349	0.000%, *(a)	67,759

		67,759

TOTAL PREFERRED STOCKS (Cost $1,725,784)		88,836

Principal Amount^
ASSET-BACKED SECURITIES: 13.4%
Automobile ABS: 0.5%
	Carvana Auto Receivables Trust
$3,000	Series 2021-N1-R 0.000%, 01/10/2028(c)(d)	322,107

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Automobile ABS (continued)
	Exeter Automobile Receivables Trust
$100,000	Series 2023-2A-D 6.320%, 08/15/2029	$103,101
	GLS Auto Receivables Issuer Trust
1,000,000	Series 2021-4A-E 4.430%, 10/16/2028(c)	971,140
100,000	Series 2023-2A-D 6.310%, 03/15/2029(c)	102,668
	Hertz Vehicle Financing III LLC
357,000	Series 2022-1A-D 4.850%, 06/25/2026(c)	350,437
	Hertz Vehicle Financing LLC
270,000	Series 2022-4A-D 6.560%, 09/25/2026(c)	266,514

		2,115,967

Home Equity ABS: 0.1%
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(e)	125,843
	GSAA Home Equity Trust
523,204	Series 2006-10-AF5 6.948%, 06/25/2036(e)	130,675

		256,518

Other ABS: 12.1%
	720 East CLO V Ltd.
250,000	Series 2024-2A-C 7.533%, 07/20/2037(c)(f) 3 mo. USD Term SOFR + 2.200%	250,161
	Aaset Trust
263,688	Series 2021-1A-A 2.950%, 11/16/2041(c)	245,711
	Accelerated Assets LLC
52,620	Series 2018-1-B 4.510%, 12/02/2033(c)	51,550
	Affirm Asset Securitization Trust
850,000	Series 2023-A-D 9.090%, 01/18/2028(c)	857,269
	AIM Aviation Finance Ltd.
637,452	Series 2015-1A-B1 5.072%, 02/15/2040(c)(e)	239,051
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(c)	1,766,037
2,500,000	Series 2021-SFR1-G 4.612%, 06/17/2038(c)	2,305,208
	Apidos CLO XX Ltd.
265,000	Series 2015-20A-BRR 7.498%, 07/16/2031(c)(f) 3 mo. USD Term SOFR + 2.212%	265,806
	Apidos CLO XXIV Ltd.
1,000,000	Series 2016-24A-DR 11.344%, 10/20/2030(c)(f) 3 mo. USD Term SOFR + 6.062%	1,004,890

Principal Amount^		Value
Other ABS (continued)
	Bain Capital Credit CLO Ltd.
$180,000	Series 2020-1A-C1R 7.629%, 04/18/2033(c)(f) 3 mo. USD Term SOFR + 2.350%	$180,601
	BHG Securitization Trust
545,000	Series 2022-A-B 2.700%, 02/20/2035(c)	532,932
	Blue Stream Issuer LLC
1,000,000	Series 2023-1A-C 8.898%, 05/20/2053(c)	956,352
	Bristol Park CLO Ltd.
260,000	Series 2016-1A-CR 7.513%, 04/15/2029(c)(f) 3 mo. USD Term SOFR + 2.212%	260,366
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 11.313%, 10/15/2031(c)(f) 3 mo. USD Term SOFR + 6.012%	747,096
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 11.313%, 07/15/2031(c)(f) 3 mo. USD Term SOFR + 6.012%	962,504
500,000	Series 2018-1A-E 11.313%, 07/15/2031(c)(f) 3 mo. USD Term SOFR + 6.012%	484,037
1,000,000	Series 2021-4A-E 11.863%, 10/15/2034(c)(f) 3 mo. USD Term SOFR + 6.562%	1,005,897
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 10.730%, 05/15/2031(c)(f) 3 mo. USD Term SOFR + 5.612%	497,384
405,000	Series 2015-5A-A2R3 6.932%, 01/20/2032(c)(f) 3 mo. USD Term SOFR + 1.650%	405,316
	Carval CLO X-C Ltd.
285,000	Series 2024-2A-B 7.088%, 07/20/2037(c)(f) 3 mo. USD Term SOFR + 1.800%	285,952
	Castlelake Aircraft Securitization Trust
4,345,205	Series 2018-1-C 6.625%, 06/15/2043(c)	1,368,977
	Castlelake Aircraft Structured Trust
3,000,000	Series 2019-1A-E 0.000%, 04/15/2039(c)(g)	124,500
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 11.363%, 04/15/2030(c)(f) 3 mo. USD Term SOFR + 6.062%	494,061

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	CIFC Funding CLO Ltd.
$205,000	Series 2013-2A-A3LR 7.491%, 10/18/2030(c)(f) 3 mo. USD Term SOFR + 2.212%	$205,206
500,000	Series 2019-3A-DR 12.348%, 10/16/2034(c)(f) 3 mo. USD Term SOFR + 7.062%	502,881
	CIM Trust
214,336	Series 2021-NR2-A1 5.568%, 07/25/2059(c)(e)	213,746
	Cologix Data Centers U.S. Issuer LLC
1,500,000	Series 2021-1A-C 5.990%, 12/26/2051(c)	1,408,211
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 10.947%, 04/17/2030(c)(f) 3 mo. USD Term SOFR + 5.662%	997,500
	CoreVest American Finance Ltd.
305,000	Series 2020-4-C 2.250%, 12/15/2052(c)	269,037
	Dryden 40 Senior Loan Fund CLO
1,000,000	Series 2015-40A-ER 11.130%, 08/15/2031(c)(f) 3 mo. USD Term SOFR + 6.012%	907,500
	Dryden 55 CLO Ltd.
516,165	Series 2018-55A-F 12.763%, 04/15/2031(c)(f) 3 mo. USD Term SOFR + 7.462%	415,866
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 10.963%, 07/15/2030(c)(f) 3 mo. USD Term SOFR + 5.662%	501,882
	FMC GMSR Issuer Trust
1,900,000	Series 2021-GT1-B 4.360%, 07/25/2026(c)(g)	1,746,444
2,500,000	Series 2021-GT2-B 4.440%, 10/25/2026(c)(g)	2,289,206
	Galaxy XIX CLO Ltd.
1,000,000	Series 2015-19A-D1R 12.075%, 07/24/2030(c)(f) 3 mo. USD Term SOFR + 6.792%	989,427
	Galaxy XXVI CLO Ltd.
250,000	Series 2018-26A-BR 6.721%, 11/22/2031(c)(f) 3 mo. USD Term SOFR + 1.600%	250,205
	Golub Capital Partners CLO 74 B Ltd.
250,000	Series 2024-74A-B 7.165%, 07/25/2037(c)(f) 3 mo. USD Term SOFR + 1.850%	250,545

Principal Amount^		Value
Other ABS (continued)
	Highbridge Loan Management CLO Ltd.
$500,000	Series 2013-2A-DR 12.144%, 10/20/2029(c)(f) 3 mo. USD Term SOFR + 6.862%	$498,105
	Hilton Grand Vacations Trust
28,147	Series 2018-AA-C 4.000%, 02/25/2032(c)	27,833
	Jamestown CLO XVIII Ltd.
500,000	Series 2022-18A-DR 8.813%, 07/25/2035(c)(f) 3 mo. USD Term SOFR + 3.750%	501,036
	Kestrel Aircraft Funding Ltd.
269,248	Series 2018-1A-A 4.250%, 12/15/2038(c)	253,351
	Labrador Aviation Finance Ltd.
215,632	Series 2016-1A-A1 4.300%, 01/15/2042(c)	199,476
	LCM CLO 26 Ltd.
500,000	Series 26A-E 10.844%, 01/20/2031(c)(f) 3 mo. USD Term SOFR + 5.562%	379,640
	LCM CLO XVII LP
1,000,000	Series 17A-ER 11.563%, 10/15/2031(c)(f) 3 mo. USD Term SOFR + 6.262%	786,519
	LCM Loan Income Fund I Income Note Issuer CLO Ltd.
500,000	Series 27A-E 11.148%, 07/16/2031(c)(f) 3 mo. USD Term SOFR + 5.862%	391,040
	Madison Park Funding CLO XXXVIII Ltd.
500,000	Series 2021-38A-E 11.547%, 07/17/2034(c)(f) 3 mo. USD Term SOFR + 6.262%	501,335
	Madison Park Funding LIX Ltd.
305,000	Series 2021-59A-CR 7.529%, 04/18/2037(c)(f) 3 mo. USD Term SOFR + 2.250%	307,617
	MAPS Ltd.
107,057	Series 2018-1A-A 4.212%, 05/15/2043(c)	105,756
78,094	Series 2019-1A-A 4.458%, 03/15/2044(c)	71,702
	Marble Point CLO XII Ltd.
500,000	Series 2018-1A-D 8.548%, 07/16/2031(c)(f) 3 mo. USD Term SOFR + 3.262%	500,524
	MetroNet Infrastructure Issuer LLC
887,000	Series 2023-1A-B 8.010%, 04/20/2053(c)	928,925

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Milos CLO Ltd.
$500,000	Series 2017-1A-ER 11.694%, 10/20/2030(c)(f) 3 mo. USD Term SOFR + 6.412%	$501,449
	Mosaic Solar Loans LLC
693,532	Series 2017-2A-B 4.770%, 06/22/2043(c)	624,349
	MVW LLC
20,608	Series 2020-1A-C 4.210%, 10/20/2037(c)	20,173
144,767	Series 2021-1WA-D 3.170%, 01/22/2041(c)	135,772
	MVW Owner Trust
20,729	Series 2019-1A-C 3.330%, 11/20/2036(c)	20,361
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-ER 11.813%, 04/15/2034(c)(f) 3 mo. USD Term SOFR + 6.512%	501,916
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.392%, 10/18/2038(c)(g)(h)	394,068
	Neuberger Berman Loan Advisers CLO 37 Ltd.
500,000	Series 2020-37A-ER 11.294%, 07/20/2031(c)(f) 3 mo. USD Term SOFR + 6.012%	502,017
	Ocean Trails CLO V
700,000	Series 2014-5A-DRR 9.013%, 10/13/2031(c)(f) 3 mo. USD Term SOFR + 3.712%	700,893
	Octagon Investment Partners CLO 26 Ltd.
1,000,000	Series 2016-1A-FR 13.653%, 07/15/2030(c)(f) 3 mo. USD Term SOFR + 8.352%	659,191
	Octagon Investment Partners CLO 40 Ltd.
500,000	Series 2019-1A-ER 12.544%, 01/20/2035(c)(f) 3 mo. USD Term SOFR + 7.262%	473,767
	Octagon Investment Partners CLO XVI Ltd.
1,000,000	Series 2013-1A-ER 11.297%, 07/17/2030(c)(f) 3 mo. USD Term SOFR + 6.012%	926,991
1,500,000	Series 2013-1A-SUB 10.352%, 07/17/2030(c)(g)(h)	47,556
	Octagon Investment Partners CLO XXI Ltd.
500,000	Series 2014-1A-DRR 12.378%, 02/14/2031(c)(f) 3 mo. USD Term SOFR + 7.262%	492,556

Principal Amount^		Value
Other ABS (continued)
	OHA Credit Funding CLO 5 Ltd.
$475,000	Series 2020-5A-C 7.541%, 04/18/2033(c)(f) 3 mo. USD Term SOFR + 2.262%	$476,663
	OHA Credit Partners XI Ltd.
250,000	Series 2015-11A-CR2 7.482%, 04/20/2037(c)(f) 3 mo. USD Term SOFR + 2.200%	253,431
	Pagaya AI Debt Selection Trust
800,000	Series 2021-5-CERT 0.000%, 08/15/2029(c)(i)	38,022
	Pagaya AI Debt Trust
245,084	Series 2022-2-AB 6.098%, 01/15/2030(c)(g)	245,692
	Palmer Square BDC CLO 1 Ltd.
310,000	Series 1A-B1 7.475%, 07/15/2037(c)(f) 3 mo. USD Term SOFR + 2.150%	308,974
	Post CLO Ltd.
370,000	Series 2023-1A-A 7.232%, 04/20/2036(c)(f) 3 mo. USD Term SOFR + 1.950%	371,841
	Progress Residential Trust
2,432,000	Series 2021-SFR2-D 2.197%, 04/19/2038(c)	2,339,157
170,000	Series 2021-SFR2-E2 2.647%, 04/19/2038(c)	163,666
125,000	Series 2021-SFR6-E2 2.525%, 07/17/2038(c)	118,780
	RCO VII Mortgage LLC
75,311	Series 2024-1-A1 7.021%, 01/25/2029(c)(e)	76,393
	RR 1 LLC
500,000	Series 2017-1A-D1B 11.913%, 07/15/2035(c)(f) 3 mo. USD Term SOFR + 6.612%	491,358
	RR CLO 2 Ltd.
500,000	Series 2017-2A-DR 11.363%, 04/15/2036(c)(f) 3 mo. USD Term SOFR + 6.062%	495,677
	RR CLO 6 Ltd.
500,000	Series 2019-6A-DR 11.413%, 04/15/2036(c)(f) 3 mo. USD Term SOFR + 6.112%	484,083
	SCF Equipment Leasing LLC
295,000	Series 2021-1A-E 3.560%, 08/20/2032(c)	289,353
	Sierra Timeshare Receivables Funding LLC
75,605	Series 2020-2A-C 3.510%, 07/20/2037(c)	74,524
	Slam Ltd.
203,210	Series 2021-1A-B 3.422%, 06/15/2046(c)	184,082

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Sound Point CLO XXXII Ltd.
$500,000	Series 2021-4A-E 12.246%, 10/25/2034(c)(f) 3 mo. USD Term SOFR + 6.962%	$461,753
	SpringCastle America Funding LLC
263,493	Series 2020-AA-A 1.970%, 09/25/2037(c)	244,552
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 10.843%, 01/15/2030(c)(f) 3 mo. USD Term SOFR + 5.542%	498,834
	Textainer Marine Containers VII Ltd.
160,200	Series 2021-1A-B 2.520%, 02/20/2046(c)	147,012
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 5.569%, 01/15/2031(c)(h)	41,798
500,000	Series 2017-3A-ER 12.613%, 04/15/2035(c)(f) 3 mo. USD Term SOFR + 7.312%	478,107
500,000	Series 2018-2A-E 11.313%, 07/15/2030(c)(f) 3 mo. USD Term SOFR + 6.012%	471,072
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 7.713%, 04/15/2033(c)(f) 3 mo. USD Term SOFR + 2.412%	281,176
	TICP CLO XV Ltd.
250,000	Series 2020-15A-C 7.694%, 04/20/2033(c)(f) 3 mo. USD Term SOFR + 2.412%	251,188
	Upstart Pass-Through Trust
1,000,000	Series 2021-ST8-CERT 0.000%, 10/20/2029(c)(i)	366,726
929,000	Series 2021-ST9-CERT 0.000%, 11/20/2029(c)(i)	315,362
	Upstart Securitization Trust
1,000	Series 2021-2-CERT 0.000%, 06/20/2031(d)	84,327
	VOLT XCIV LLC
31,443	Series 2021-NPL3-A1 5.240%, 02/27/2051(c)(e)	31,484
700,470	Series 2021-NPL3-A2 4.949%, 02/27/2051(c)(e)	685,516
	Voya CLO Ltd.
500,000	Series 2018-2A-E 10.813%, 07/15/2031(c)(f) 3 mo. USD Term SOFR + 5.512%	470,484
500,000	Series 2019-1A-ER 11.683%, 04/15/2031(c)(f) 3 mo. USD Term SOFR + 6.382%	500,025

Principal Amount^		Value
Other ABS (continued)
	WAVE Trust
$294,098	Series 2017-1A-A 3.844%, 11/15/2042(c)	$270,652
	Wellfleet CLO Ltd.
1,000,000	Series 2017-3A-C 8.297%, 01/17/2031(c)(f) 3 mo. USD Term SOFR + 3.012%	1,002,099
250,000	Series 2024-1A-B 7.372%, 07/18/2037(c)(f) 3 mo. USD Term SOFR + 2.050%	252,154
	Willis Engine Structured Trust V
190,111	Series 2020-A-A 3.228%, 03/15/2045(c)	178,741
	Willis Engine Structured Trust VI
1,140,974	Series 2021-A-C 7.385%, 05/15/2046(c)	1,122,176
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 11.974%, 07/20/2034(c)(f) 3 mo. USD Term SOFR + 6.692%	462,703
	Wise CLO Ltd.
250,000	Series 2024-2A-C 7.500%, 07/15/2037(c)(f) 3 mo. USD Term SOFR + 2.200%	250,600

		52,973,469

Student Loan ABS: 0.7%
	College Ave Student Loans LLC
63,191	Series 2021-A-D 4.120%, 07/25/2051(c)	58,598
	Education Funding Trust
188,722	Series 2020-A-A 2.790%, 07/25/2041(c)	176,176
	Navient Private Education Refi Loan Trust
179,220	Series 2018-A-B 3.680%, 02/18/2042(c)	176,146
855,000	Series 2019-FA-B 3.120%, 08/15/2068(c)	758,090
180,000	Series 2019-GA-B 3.080%, 10/15/2068(c)	160,882
320,000	Series 2020-FA-B 2.690%, 07/15/2069(c)	273,885
	SLM Private Credit Student Loan Trust
87,000	Series 2003-A-A3 8.297%, 06/15/2032(f)	86,913
272,000	Series 2003-B-A3 7.920%, 03/15/2033(f)	271,723
50,000	Series 2003-B-A4 7.890%, 03/15/2033(f)	49,949
	SoFi Professional Loan Program LLC
133,000	Series 2017-F-R1 0.000%, 01/25/2041(c)(d)	1,056,887

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Student Loan ABS (continued)
$360,000	Series 2020-A-BFX 3.120%, 05/15/2046(c)	$324,287

		3,393,536

TOTAL ASSET-BACKED SECURITIES (Cost $81,844,395)		58,739,490

BANK LOANS: 1.0%
Communications: 0.0%
	Cyxtera DC Holdings, Inc.
159,518	10.500%, 01/16/2025(j)	877
	MH Sub I LLC
90,703	9.095%, 05/03/2028(f) 1 mo. USD Term SOFR + 4.250%	90,236

		91,113

Consumer, Cyclical: 0.2%
	Carnival Corp.
413,281	7.595%, 10/18/2028(f) 1 mo. USD Term SOFR + 2.750%	414,616
68,774	7.595%, 08/08/2027(f) 1 mo. USD Term SOFR + 2.750%	69,053
	Foundation Building Materials Holding Co. LLC
49,358	9.252%, 01/29/2031(f) 3 mo. USD Term SOFR + 4.000%	48,171
	Hilton Grand Vacations Borrower LLC
124,375	7.095%, 01/17/2031(f) 1 mo. USD Term SOFR + 2.250%	123,676
	Light and Wonder International, Inc.
18,662	7.333%, 04/14/2029(f) 1 mo. USD Term SOFR + 2.250%	18,681

		674,197

Consumer, Non-cyclical: 0.3%
	Aveanna Healthcare LLC
284,530	12.207%, 12/10/2029(f) 3 mo. USD Term SOFR + 7.000%	269,326
	Bausch & Lomb Corp.
294,030	8.845%, 09/29/2028(f) 1 mo. USD Term SOFR + 4.000%	294,215
	Boost Newco Borrower LLC
308,403	7.104%, 01/31/2031(f) 3 mo. USD Term SOFR + 2.500%	308,917
	Star Parent, Inc.
225,304	8.354%, 09/27/2030(f) 3 mo. USD Term SOFR + 3.750%	219,546

		1,092,004

Principal Amount^		Value
Energy: 0.2%
	Lealand Finance Co. BV
$457,460	9.593%, 06/28/2024(f) 3 mo. USD Term SOFR + 4.000%	$237,879
51,245	7.960%, 06/30/2027(f) 1 mo. USD Term SOFR + 3.000%	27,544
1,542,676	8.969%, 12/31/2027(f)(k) 1 mo. USD Term SOFR + 1.000% Cash, 3.000% PIK	590,845
95,837	12.365%, 06/30/2027(f) 3 mo. USD Term SOFR + 7.500%	62,294

		918,562

Financial: 0.1%
	AmWINS Group, Inc.
22,882	7.210%, 02/19/2028(f) 1 mo. USD Term SOFR + 2.250%	22,871
	Astra Acquisition Corp.
839,743	13.740%, 10/25/2029(f) 3 mo. USD Term SOFR + 8.875%	97,885
	CBI STS de LLC
105,551	10.314%, 12/31/2026(f) 3 mo. USD Term SOFR + 4.750%	68,608
239,614	12.700%, 12/31/2026(f) 3 mo. USD Term SOFR + 7.500%	242,010
	HUB International Ltd.
65,540	8.225%, 06/20/2030(f) 3 mo. USD Term SOFR + 3.000%	65,518
	Ryan Specialty Group LLC
26,906	7.095%, 09/15/2031(f) 1 mo. USD Term SOFR + 2.250%	26,940
	Truist Insurance Holdings LLC
123,000	7.854%, 05/06/2031(f) 3 mo. USD Term SOFR + 3.250%	123,013

		646,845

Industrial: 0.0%
	Summit Materials LLC
190,842	7.054%, 01/12/2029(f) 3 mo. USD Term SOFR + 1.750%	191,855

Technology: 0.2%
	Byju’s Alpha, Inc.
46	12.845%, 04/24/2026(f) 3 mo. USD Term SOFR + 8.000%	46
158	12.845%, 04/24/2026(f) 3 mo. USD Term SOFR + 8.000%	158
	Constant Contact, Inc.
875,000	13.066%, 02/12/2029(f) 3 mo. USD Term SOFR + 7.500%	809,375

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Technology (continued)
	Cornerstone OnDemand, Inc.
$23,578	8.710%, 10/16/2028(f) 1 mo. USD Term SOFR + 3.750%	$22,149
	Vision Solutions, Inc.
23,576	9.514%, 04/24/2028(f) 3 mo. USD Term SOFR + 4.000%	23,016

		854,744

TOTAL BANK LOANS (Cost $7,426,202)		4,469,320

CONVERTIBLE BONDS: 2.0%
Communications: 1.8%
	Booking Holdings, Inc.
11,000	0.750%, 05/01/2025	24,651
	Delivery Hero SE
1,400,000 (EUR)	1.000%, 01/23/2027	1,416,477
100,000 (EUR)	1.500%, 01/15/2028	94,935
200,000 (EUR)	3.250%, 02/21/2030	233,681
	DISH Network Corp.
2,190,000	3.375%, 08/15/2026	1,773,584
	Liberty Media Corp.-Liberty Formula One
18,000	2.250%, 08/15/2027	19,870
	Palo Alto Networks, Inc.
10,000	0.375%, 06/01/2025	34,410
	Spotify USA, Inc.
85,000	0.000%, 03/15/2026(i)	84,677
	TechTarget, Inc.
2,398,000	0.000%, 12/15/2026(i)	2,353,133
	Uber Technologies, Inc.
45,000	Series 2028 0.875%, 12/01/2028(c)	56,452
	Wayfair, Inc.
1,362,000	0.625%, 10/01/2025	1,299,068
42,000	1.000%, 08/15/2026	39,305
	Zillow Group, Inc.
27,000	2.750%, 05/15/2025	30,202
224,000	1.375%, 09/01/2026	331,744

		7,792,189

Consumer, Cyclical: 0.1%
	Carnival Corp.
99,000	5.750%, 12/01/2027	159,625
	Royal Caribbean Cruises Ltd.
15,000	6.000%, 08/15/2025	53,683

		213,308

Consumer, Non-cyclical: 0.1%
	BioMarin Pharmaceutical, Inc.
350,000	1.250%, 05/15/2027(r)	333,987
	Shift4 Payments, Inc.
35,000	0.500%, 08/01/2027	36,155

		370,142

Financial: 0.0%
	China Aoyuan Group Ltd.
4,352	Series IAI 0.000%, 09/30/2028(i)	92

Principal Amount^		Value
Financial (continued)
	Sunac China Holdings Ltd.
$153,914	1.000%, 09/30/2032(c)(k)	$15,648

		15,740

Technology: 0.0%
	Datadog, Inc.
15,000	0.125%, 06/15/2025	19,500
	Nutanix, Inc.
17,000	0.250%, 10/01/2027	20,358
	ON Semiconductor Corp.
70,000	0.500%, 03/01/2029	71,032
	Wolfspeed, Inc.
35,000	0.250%, 02/15/2028	13,930
95,000	1.875%, 12/01/2029	35,815
	Zscaler, Inc.
25,000	0.125%, 07/01/2025	30,625

		191,260

Utilities: 0.0%
	Evergy, Inc.
30,000	4.500%, 12/15/2027(c)	33,068
	NRG Energy, Inc.
25,000	2.750%, 06/01/2048	55,475

		88,543

TOTAL CONVERTIBLE BONDS (Cost $8,777,225)		8,671,182

CORPORATE BONDS: 18.1%
Basic Materials: 0.6%
	AngloGold Ashanti Holdings PLC
240,000	3.375%, 11/01/2028	226,076
	ArcelorMittal SA
155,000	6.800%, 11/29/2032	172,876
	Ashland, Inc.
60,000	3.375%, 09/01/2031(c)	53,322
	Celanese U.S. Holdings LLC
160,000	6.700%, 11/15/2033	174,986
	Eldorado Gold Corp.
452,000	6.250%, 09/01/2029(c)	451,572
	First Quantum Minerals Ltd.
260,000	9.375%, 03/01/2029(c)	275,926
	Glencore Funding LLC
625,000	6.500%, 10/06/2033(c)	689,268
	RPM International, Inc.
300,000	2.950%, 01/15/2032	266,076
	Southern Copper Corp.
220,000	7.500%, 07/27/2035	261,910
	Unigel Luxembourg SA
450,000	8.750%, 10/01/2026(j)	113,130

		2,685,142

Communications: 2.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.
490,000	5.125%, 05/01/2027(c)	482,617
255,000	5.375%, 06/01/2029(c)	245,855
240,000	4.750%, 02/01/2032(c)	211,755

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Charter Communications Operating LLC/Charter Communications Operating Capital
$65,000	2.800%, 04/01/2031	$55,572
55,000	2.300%, 02/01/2032	44,279
25,000	4.400%, 04/01/2033	22,865
370,000	4.400%, 12/01/2061	251,425
	CommScope Technologies LLC
260,000	5.000%, 03/15/2027(c)	218,124
	CSC Holdings LLC
200,000	4.125%, 12/01/2030(c)	145,915
2,075,000	4.625%, 12/01/2030(c)	1,055,047
215,000	3.375%, 02/15/2031(c)	152,811
400,000	4.500%, 11/15/2031(c)	291,527
	DISH DBS Corp.
1,755,000	5.250%, 12/01/2026(c)	1,625,127
270,000	5.750%, 12/01/2028(c)	236,411
220,000	5.125%, 06/01/2029	147,872
	FactSet Research Systems, Inc.
172,000	3.450%, 03/01/2032	156,480
	Frontier Communications Holdings LLC
1,214,000	8.750%, 05/15/2030(c)	1,294,770
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
678,000	3.500%, 03/01/2029(c)	636,756
	iHeartCommunications, Inc.
130,000	5.250%, 08/15/2027(c)	88,980
20,000	4.750%, 01/15/2028(c)	13,014
	Juniper Networks, Inc.
320,000	2.000%, 12/10/2030	274,279
	Koninklijke KPN NV
100,000	8.375%, 10/01/2030	119,831
	Motorola Solutions, Inc.
320,000	2.750%, 05/24/2031	286,219
467,000	5.600%, 06/01/2032	493,595
290,000	5.400%, 04/15/2034	302,528
	Netflix, Inc.
30,000	4.900%, 08/15/2034	31,012
	Oi SA
135	12.500%, 12/15/2024(c)(k)	135
36,549	12.500%, 12/15/2024(c) Cash 7.000% + PIK Rate 5.500%	36,549
137,010	10.000%, 06/30/2027(c)(k) Cash 7.500% + PIK Rate 6.000%	119,199
303,798	8.500%, 12/31/2028(c)(k) PIK Rate 8.000%	30,380
72,015	Series *144 12.500%, 12/15/2024(c)(k)	72,015
	Paramount Global
290,000	6.875%, 04/30/2036	293,901
345,000	4.375%, 03/15/2043	255,137
90,000	5.850%, 09/01/2043	78,298
	Rakuten Group, Inc.
362,000	11.250%, 02/15/2027(c)	396,586
477,000	9.750%, 04/15/2029(c)	521,495
	Telefonica Emisiones SA
300,000	7.045%, 06/20/2036	345,435
	Uber Technologies, Inc.
940,000	4.500%, 08/15/2029(c)	933,399
30,000	4.800%, 09/15/2034	29,973
	VeriSign, Inc.
232,000	2.700%, 06/15/2031	202,544

Principal Amount^		Value
Communications (continued)
	Wayfair LLC
$46,000	7.250%, 10/31/2029(c)(l)	$47,258

		12,246,970

Consumer, Cyclical: 3.8%
	Allison Transmission, Inc.
1,024,000	3.750%, 01/30/2031(c)	932,756
	Brinker International, Inc.
1,001,000	5.000%, 10/01/2024(c)	1,001,000
	Carnival Corp.
295,000	5.750%, 03/01/2027(c)	299,060
55,000	6.000%, 05/01/2029(c)(r)	55,749
	Choice Hotels International, Inc.
35,000	5.850%, 08/01/2034	36,066
	Cinemark USA, Inc.
474,000	7.000%, 08/01/2032(c)	495,242
	Cineplex, Inc.
991,000 (CAD)	7.625%, 03/31/2029(c)	769,034
	Everi Holdings, Inc.
2,279,000	5.000%, 07/15/2029(c)	2,270,498
	Hilton Domestic Operating Co., Inc.
1,033,000	3.625%, 02/15/2032(c)	934,377
	Landsea Homes Corp.
270,000	8.875%, 04/01/2029(c)	285,070
	M/I Homes, Inc.
660,000	3.950%, 02/15/2030	620,003
	Murphy Oil USA, Inc.
815,000	3.750%, 02/15/2031(c)	735,107
	NCL Corp. Ltd.
325,000	5.875%, 03/15/2026(c)	325,540
	NCL Finance Ltd.
115,000	6.125%, 03/15/2028(c)	117,381
	NVR, Inc.
152,000	3.000%, 05/15/2030	140,805
	Patrick Industries, Inc.
610,000	4.750%, 05/01/2029(c)(r)	580,841
	Phinia, Inc.
86,000	6.625%, 10/15/2032(c)	86,888
	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
440,000	5.875%, 09/01/2031(c)	300,637
	PulteGroup, Inc.
50,000	6.375%, 05/15/2033	54,998
175,000	6.000%, 02/15/2035	188,295
	Royal Caribbean Cruises Ltd.
195,000	5.500%, 04/01/2028(c)	197,650
85,000	5.625%, 09/30/2031(c)	86,298
70,000	6.250%, 03/15/2032(c)	72,654
235,000	6.000%, 02/01/2033(c)	241,023
	Steelcase, Inc.
190,000	5.125%, 01/18/2029	186,615
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
120,000	5.000%, 06/01/2031(c)	111,924
	Tapestry, Inc.
400,000	7.850%, 11/27/2033	433,668
	Taylor Morrison Communities, Inc.
500,000	5.125%, 08/01/2030(c)	497,136
	Tempur Sealy International, Inc.
820,000	3.875%, 10/15/2031(c)	731,760
	Tri Pointe Homes, Inc.
580,000	5.700%, 06/15/2028	590,965

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	United Airlines Pass Through Trust
$232,545	Series 2019-2-B 3.500%, 11/01/2029	$221,742
	Vista Outdoor, Inc.
1,979,000	4.500%, 03/15/2029(c)	1,966,107
	Yum! Brands, Inc.
749,000	4.750%, 01/15/2030(c)	740,128
192,000	4.625%, 01/31/2032	184,020
	ZF North America Capital, Inc.
150,000	6.750%, 04/23/2030(c)	151,423

		16,642,460

Consumer, Non-cyclical: 3.1%
	Bausch & Lomb Corp.
860,000	8.375%, 10/01/2028(c)	910,525
	Bausch Health Cos., Inc.
605,000	4.875%, 06/01/2028(c)	474,015
	Block Financial LLC
200,000	3.875%, 08/15/2030	191,307
	Centene Corp.
190,000	4.625%, 12/15/2029	186,039
160,000	3.375%, 02/15/2030	147,523
	DaVita, Inc.
410,000	3.750%, 02/15/2031(c)	370,344
	Deluxe Corp.
305,000	8.000%, 06/01/2029(c)	289,546
	Encompass Health Corp.
340,000	4.750%, 02/01/2030	332,473
500,000	4.625%, 04/01/2031	480,229
	HCA, Inc.
305,000	5.600%, 04/01/2034	317,649
	Hologic, Inc.
620,000	3.250%, 02/15/2029(c)	577,859
	Philip Morris International, Inc.
166,000	1.750%, 11/01/2030	143,332
	Pilgrim’s Pride Corp.
550,000	6.875%, 05/15/2034	611,316
	Post Holdings, Inc.
957,000	4.500%, 09/15/2031(c)	894,954
	Primo Water Holdings, Inc.
500,000	4.375%, 04/30/2029(c)	480,270
	RELX Capital, Inc.
130,000	4.750%, 05/20/2032	131,411
	Select Medical Corp.
1,000,000	6.250%, 08/15/2026(c)	1,006,890
	Service Corp. International
834,000	4.000%, 05/15/2031	772,398
157,000	5.750%, 10/15/2032	158,245
	Teva Pharmaceutical Finance Netherlands II BV
115,000 (EUR)	7.375%, 09/15/2029	144,156
1,090,000 (EUR)	4.375%, 05/09/2030	1,212,506
181,000 (EUR)	7.875%, 09/15/2031	239,415
	Teva Pharmaceutical Finance Netherlands III BV
1,520,000	4.100%, 10/01/2046	1,130,859
	United Rentals North America, Inc.
160,000	6.125%, 03/15/2034(c)	165,551
	Valvoline, Inc.
490,000	3.625%, 06/15/2031(c)	438,997

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Vector Group Ltd.
$1,863,000	5.750%, 02/01/2029(c)	$1,889,986

		13,697,795

Energy: 1.3%
	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
370,000	8.625%, 06/15/2029(c)	393,581
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
359,000	9.750%, 07/15/2028(c)(r)	353,296
	Canacol Energy Ltd.
200,000	5.750%, 11/24/2028	105,957
	Cheniere Energy Partners LP
60,000	5.950%, 06/30/2033	63,539
	CNX Resources Corp.
213,000	7.250%, 03/01/2032(c)	223,861
	Continental Resources, Inc.
665,000	5.750%, 01/15/2031(c)	679,374
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
237,000	8.625%, 03/15/2029(c)	249,120
	DT Midstream, Inc.
568,000	4.125%, 06/15/2029(c)	543,735
	Ecopetrol SA
125,000	8.375%, 01/19/2036	127,922
	Energean Israel Finance Ltd.
185,000	5.375%, 03/30/2028(c)	166,839
	EnQuest PLC
290,000	11.625%, 11/01/2027(c)	294,450
	Gulfport Energy Corp.
18	10.000%, 10/31/2024*(a)(k)(m) Cash 10.000% + PIK Rate 15.000%	15,920
	Helmerich & Payne, Inc.
270,000	5.500%, 12/01/2034(c)	262,874
	Hess Midstream Operations LP
880,000	4.250%, 02/15/2030(c)	840,003
	MPLX LP
350,000	5.000%, 03/01/2033	350,151
	Ovintiv, Inc.
70,000	6.500%, 08/15/2034	75,555
115,000	6.625%, 08/15/2037	123,576
30,000	6.500%, 02/01/2038	32,169
	Permian Resources Operating LLC
175,000	6.250%, 02/01/2033(c)	177,661
	Targa Resources Corp.
310,000	6.500%, 03/30/2034	342,423
5,000	5.500%, 02/15/2035	5,150
	Venture Global Calcasieu Pass LLC
75,000	4.125%, 08/15/2031(c)	69,786
120,000	3.875%, 11/01/2033(c)	107,680
	Viper Energy, Inc.
35,000	7.375%, 11/01/2031(c)	37,051
	Whistler Pipeline LLC
45,000	5.950%, 09/30/2034(c)	46,576

		5,688,249

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial: 2.8%
	Add Hero Holdings Ltd.
$31,943	Series IAI 8.500%, 09/30/2029(k) Cash 7.500% + PIK Rate 8.500%	$2,715
24,631	Series IAI 9.000%, 09/30/2030(k) Cash 8.000% + PIK Rate 9.000%	677
32,142	Series IAI 9.800%, 09/30/2031(k) Cash 8.800% + PIK Rate 9.800%	849
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	3.400%, 10/29/2033	132,633
	Agile Group Holdings Ltd.
200,000	5.500%, 04/21/2025(j)	12,268
400,000	6.050%, 10/13/2025(j)	27,716
	Aircastle Ltd.
120,000	6.500%, 07/18/2028(c)	125,886
65,000	5.950%, 02/15/2029(c)	67,335
	Alpha Holding SA de CV
565,639	9.000%, 02/10/2025(c)(j)	3,094
	Antares Holdings LP
430,000	3.750%, 07/15/2027(c)	407,901
	Ares Capital Corp.
1,014,000	2.875%, 06/15/2028	935,204
	Bank of America Corp.
10,000	3.846%, 03/08/2037(g) 5 yr. CMT + 2.000%	9,239
	Barings BDC, Inc.
100,000	7.000%, 02/15/2029	104,454
	Blue Owl Finance LLC
180,000	6.250%, 04/18/2034(c)	188,402
	Central China Real Estate Ltd.
205,000	7.750%, 05/24/2024(j)	5,517
400,000	7.250%, 08/13/2024(j)	12,000
205,000	7.500%, 07/14/2025(j)	6,150
230,000	7.650%, 08/27/2025(j)	6,325
	CFLD Cayman Investment Ltd.
43,250	0.000%, 01/31/2031(c)(i)	1,297
426,400	2.500%, 01/31/2031(c)	14,370
351,200	2.500%, 01/31/2031(c)	13,785
	Charles Schwab Corp.
19,000	Series F 5.000%, 12/01/2027(g)(m) 3 mo. USD LIBOR + 2.575%	18,221
136,000	Series I 4.000%, 06/01/2026(g)(m) 5 yr. CMT + 3.168%	130,556
	China Aoyuan Group Ltd.
18,351	Series IAI 5.500%, 09/30/2031(k)	209
48,702	Series IAI 0.000%, 12/31/2099(e)(i)(m)	561
	China Evergrande Group
200,000	9.500%, 04/11/2022(j)	4,142
200,000	8.750%, 06/28/2025(j)	4,112
	CIFI Holdings Group Co. Ltd.
200,000	4.450%, 08/17/2026(j)	20,750

Principal Amount^		Value
Financial (continued)
	Credit Agricole SA
$255,000	6.251%, 01/10/2035(c)(g) 1 day USD SOFR + 2.670%	$272,037
	Easy Tactic Ltd.
460,267	6.500%, 07/11/2027(j)(k) Cash 6.500% + PIK Rate 7.500%	17,260
	Enstar Group Ltd.
214,000	3.100%, 09/01/2031	184,874
	Fantasia Holdings Group Co. Ltd.
200,000	11.875%, 06/01/2023(j)	3,454
	FS KKR Capital Corp.
510,000	3.125%, 10/12/2028	463,158
120,000	7.875%, 01/15/2029	129,048
	Global Atlantic Fin Co.
135,000	3.125%, 06/15/2031(c)	118,594
	GLP Capital LP/GLP Financing II, Inc.
195,000	3.250%, 01/15/2032	172,714
	Golub Capital BDC, Inc.
140,000	7.050%, 12/05/2028	147,659
160,000	6.000%, 07/15/2029	162,533
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
125,000	5.250%, 05/15/2027	119,891
	Intesa Sanpaolo SpA
200,000	7.200%, 11/28/2033(c)	228,020
	Iron Mountain Information Management Services, Inc.
582,000	5.000%, 07/15/2032(c)	561,717
	Iron Mountain, Inc.
378,000	4.500%, 02/15/2031(c)	358,878
	Jefferies Financial Group, Inc.
265,000	6.200%, 04/14/2034	283,538
	Kaisa Group Holdings Ltd.
1,005,000	9.375%, 06/30/2024(j)	48,491
200,000	10.500%, 01/15/2025(j)	6,504
1,000,000	11.250%, 04/16/2025(j)	31,630
200,000	9.950%, 07/23/2025(j)	6,228
600,000	11.700%, 11/11/2025(j)	19,416
400,000	11.650%, 06/01/2026(j)	12,392
	KWG Group Holdings Ltd.
210,000	6.300%, 02/13/2026(j)	13,037
	Logan Group Co. Ltd.
200,000	4.250%, 07/12/2025(j)	19,500
	Macquarie Airfinance Holdings Ltd.
30,000	5.150%, 03/17/2030(c)	30,098
	Main Street Capital Corp.
180,000	6.950%, 03/01/2029	187,810
	Mexarrend SAPI de CV
300,000	10.250%, 07/24/2024(c)(j)	15,300
	National Health Investors, Inc.
70,000	3.000%, 02/01/2031	61,058
	Nationstar Mortgage Holdings, Inc.
446,000	5.750%, 11/15/2031(c)	437,385
	Navient Corp.
350,000	5.500%, 03/15/2029	340,477
145,000	9.375%, 07/25/2030	160,992
	Oaktree Specialty Lending Corp.
90,000	7.100%, 02/15/2029	93,608
	Operadora de Servicios Mega SA de CV Sofom ER
400,000	8.250%, 02/11/2025(c)	140,000
	Owl Rock Capital Corp.
200,000	2.875%, 06/11/2028	183,250

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Pebblebrook Hotel LP/PEB Finance Corp.
$125,000	6.375%, 10/15/2029(c)(l)	$125,925
	PennyMac Financial Services, Inc.
49,000	7.875%, 12/15/2029(c)	52,292
	Prospect Capital Corp.
172,000	3.437%, 10/15/2028	150,068
	Rithm Capital Corp.
382,000	8.000%, 04/01/2029(c)	386,068
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
465,000	3.625%, 03/01/2029(c)	437,786
25,000	3.875%, 03/01/2031(c)	22,993
545,000	4.000%, 10/15/2033(c)	487,523
	Sabra Health Care LP
100,000	3.200%, 12/01/2031	87,990
	Shimao Group Holdings Ltd.
340,000	4.750%, 07/03/2022(j)	18,200
	Shimao Group Holdings Ltd.
200,000	5.200%, 01/16/2027(j)	11,060
400,000	3.450%, 01/11/2031(j)	21,400
	SiriusPoint Ltd.
70,000	7.000%, 04/05/2029	73,460
	Societe Generale SA
200,000	6.066%, 01/19/2035(c)(g) 1 yr. CMT + 2.100%	208,509
535,000	3.653%, 07/08/2035(c)(g) 5 yr. CMT + 3.000%	479,269
	Standard Chartered PLC
260,000	3.265%, 02/18/2036(c)(g) 5 yr. CMT + 2.300%	232,909
	Starwood Property Trust, Inc.
309,000	3.625%, 07/15/2026(c)	298,674
540,000	4.375%, 01/15/2027(c)	525,311
100,000	7.250%, 04/01/2029(c)	104,987
	Sunac China Holdings Ltd.
127,609	6.000%, 09/30/2026(c)(k) Cash 5.000% + PIK Rate 6.000%	15,860
127,764	6.250%, 09/30/2027(c)(k) Cash 5.250% + PIK Rate 6.250%	14,011
255,840	6.500%, 09/30/2027(c)(k) Cash 5.500% + PIK Rate 6.500%	25,520
384,225	6.750%, 09/30/2028(c)(k) Cash 5.750% + PIK Rate 6.750%	35,099
384,690	7.000%, 09/30/2029(c)(k) Cash 6.000% + PIK Rate 7.000%	31,275
187,490	7.250%, 09/30/2030(c)(k) Cash 6.250% + PIK Rate 7.250%	13,865
	Synchrony Financial
105,000	5.935%, 08/02/2030(g) 1 day USD SOFR Index + 2.130%	107,871
	Times China Holdings Ltd.
400,000	6.200%, 03/22/2026(j)	10,372
200,000	5.750%, 01/14/2027(j)	5,124

Principal Amount^		Value
Financial (continued)
	UBS Group AG
$250,000	9.016%, 11/15/2033(c)(g) 1 day USD SOFR + 5.020%	$315,839
225,000	5.699%, 02/08/2035(c)(g) 1 yr. CMT + 1.770%	237,365
	Vornado Realty LP
70,000	3.500%, 01/15/2025	69,484
63,000	2.150%, 06/01/2026	60,014
	Yuzhou Group Holdings Co. Ltd.
540,000	7.700%, 02/20/2025(j)	35,257
200,000	8.300%, 05/27/2025(j)	14,500
710,000	7.850%, 08/12/2026(j)	47,818
1,940,000	6.350%, 01/13/2027(j)	127,361
	Zhenro Properties Group Ltd.
400,000	6.630%, 01/07/2026(j)	3,748

		12,181,726

Industrial: 1.9%
	AptarGroup, Inc.
70,000	3.600%, 03/15/2032	63,832
	Boeing Co.
205,000	5.150%, 05/01/2030	205,433
262,000	3.625%, 02/01/2031	239,927
50,000	6.388%, 05/01/2031(c)	53,152
50,000	6.528%, 05/01/2034(c)	53,690
183,000	5.705%, 05/01/2040	178,464
480,000	5.805%, 05/01/2050	463,843
135,000	6.858%, 05/01/2054(c)	148,200
10,000	5.930%, 05/01/2060	9,607
80,000	7.008%, 05/01/2064(c)	88,097
	BWX Technologies, Inc.
361,000	4.125%, 04/15/2029(c)	347,224
	Cemex SAB de CV
355,000	5.125%, 06/08/2026(c)(g)(m) 5 yr. CMT + 4.534%	349,930
310,000	3.875%, 07/11/2031(c)	285,562
	Embraer Netherlands Finance BV
260,000	7.000%, 07/28/2030(c)	283,265
	Great Lakes Dredge & Dock Corp.
85,000	5.250%, 06/01/2029(c)	79,184
	IDEX Corp.
72,000	2.625%, 06/15/2031	63,743
	Louisiana-Pacific Corp.
320,000	3.625%, 03/15/2029(c)	304,466
	nVent Finance SARL
300,000	5.650%, 05/15/2033	312,313
	Park-Ohio Industries, Inc.
320,000	6.625%, 04/15/2027	314,243
	Pentair Finance SARL
260,000	5.900%, 07/15/2032	278,424
	Spirit AeroSystems, Inc.
899,000	9.750%, 11/15/2030(c)	1,003,479
	TD SYNNEX Corp.
115,000	6.100%, 04/12/2034	121,634
	Teledyne Technologies, Inc.
400,000	2.750%, 04/01/2031	359,119
	Terex Corp.
144,000	6.250%, 10/15/2032(c)(l)	144,000
	TopBuild Corp.
56,000	4.125%, 02/15/2032(c)	51,661
	TransDigm, Inc.
320,000	4.625%, 01/15/2029	309,267
635,000	4.875%, 05/01/2029	617,668

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	Tutor Perini Corp.
$365,000	11.875%, 04/30/2029(c)	$407,340
	Waste Connections, Inc.
725,000	2.200%, 01/15/2032	622,803
	Westinghouse Air Brake Technologies Corp.
400,000	5.611%, 03/11/2034	422,634

		8,182,204

Technology: 1.8%
	Alteryx, Inc.
2,798,000	8.750%, 03/15/2028(c)	2,877,164
	Amdocs Ltd.
104,000	2.538%, 06/15/2030	92,822
	Booz Allen Hamilton, Inc.
110,000	5.950%, 08/04/2033	117,526
	Broadcom, Inc.
245,000	3.469%, 04/15/2034(c)	220,503
350,000	3.137%, 11/15/2035(c)	299,099
	Broadridge Financial Solutions, Inc.
350,000	2.600%, 05/01/2031	308,543
	CDW LLC/CDW Finance Corp.
370,000	3.569%, 12/01/2031	338,853
	CGI, Inc.
180,000	2.300%, 09/14/2031	154,249
	Fair Isaac Corp.
964,000	4.000%, 06/15/2028(c)	933,578
	KBR, Inc.
225,000	4.750%, 09/30/2028(c)	215,335
	Micron Technology, Inc.
245,000	5.875%, 09/15/2033	261,967
	NCR Voyix Corp.
385,000	5.000%, 10/01/2028(c)	378,682
	Pitney Bowes, Inc.
635,000	7.250%, 03/15/2029(c)	624,404
	PTC, Inc.
250,000	4.000%, 02/15/2028(c)	242,713
	Roper Technologies, Inc.
600,000	1.750%, 02/15/2031	507,616
	Western Digital Corp.
135,000	2.850%, 02/01/2029	123,194

		7,696,248

Utilities: 0.0%
	Pacific Gas & Electric Co.
95,000	6.400%, 06/15/2033	103,741

TOTAL CORPORATE BONDS (Cost $89,199,347)		79,124,535

GOVERNMENT SECURITIES & AGENCY ISSUE: 2.4%
	Chile Government International Bonds
240,000 (EUR)	3.875%, 07/09/2031	275,734
270,000	3.500%, 01/31/2034	248,899
205,000	3.500%, 01/25/2050	158,174
	Colombia Government International Bonds
245,000	8.000%, 11/14/2035	261,756
	Dominican Republic International Bonds
150,000	4.875%, 09/23/2032	143,022

Principal Amount^		Value
$150,000	Series 144A 6.600%, 06/01/2036(c)	$159,485
	Indonesia Treasury Bonds
5,985,000,000 (IDR)	6.875%, 04/15/2029	406,569
1,054,000,000 (IDR)	6.750%, 07/15/2035	70,994
	Norway Government Bonds
3,715,000 (NOK)	1.750%, 03/13/2025(c)	348,521
	Philippines Government International Bonds
200,000	2.950%, 05/05/2045	148,005
200,000	2.650%, 12/10/2045	140,942
	Republic of Poland Government International Bonds
330,000	5.500%, 03/18/2054	337,105
	Republic of South Africa Government Bonds
7,945,000 (ZAR)	8.875%, 02/28/2035	426,165
2,180,000 (ZAR)	9.000%, 01/31/2040	110,533
	Republic of South Africa Government International Bonds
200,000	5.875%, 04/20/2032	199,739
	Republic of Uzbekistan International Bonds
150,000 (EUR)	Series 144A 5.375%, 05/29/2027(c)	168,591
200,000	Series 144A 6.900%, 02/28/2032(c)	202,078
	Romania Government International Bonds
198,000	Series 144A 5.750%, 03/24/2035(c)	196,918
	Turkiye Government International Bonds
225,000 (EUR)	5.875%, 05/21/2030	262,335
310,000	7.125%, 07/17/2032	320,313
400,000	6.500%, 01/03/2035(l)	392,506
	U.K. Gilts
375,000 (GBP)	0.250%, 01/31/2025	496,009
	U.S. Treasury Bonds
1,400,000	1.750%, 08/15/2041	992,059
	U.S. Treasury Notes
2,475,000	4.500%, 11/30/2024(b)	2,474,135
1,600,000	0.875%, 11/15/2030	1,360,937

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $9,919,836)		10,301,524

LIMITED PARTNERSHIPS: 0.0%
35,594	GACP II LP(a)*	65,696
1,300,000	U.S. Farming Realty Trust(a)*	53,551

TOTAL LIMITED PARTNERSHIPS (Cost $0)		119,247

MORTGAGE-BACKED SECURITIES: 17.5%
	Alternative Loan Trust
57,909	Series 2003-22CB-1A1 5.750%, 12/25/2033	58,778
214,043	Series 2004-13CB-A4 0.000%, 07/25/2034(n)	158,799
32,405	Series 2004-16CB-1A1 5.500%, 07/25/2034	32,551
28,429	Series 2004-16CB-3A1 5.500%, 08/25/2034	28,474

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$27,773	Series 2004-J10-2CB1 6.000%, 09/25/2034	$27,626
293,472	Series 2006-31CB-A7 6.000%, 11/25/2036	172,793
167,870	Series 2007-16CB-2A1 5.419%, 08/25/2037(f) 1 mo. USD Term SOFR + 0.564%	55,931
48,611	Series 2007-16CB-2A2 13.173%, 08/25/2037(f) -8.333*1 mo. USD Term SOFR + 53.629%	76,059
353,122	Series 2007-16CB-4A2 9.784%, 08/25/2037(f) -6*1 mo. USD Term SOFR + 38.913%	492,623
319,932	Series 2007-19-1A34 6.000%, 08/25/2037	156,873
882,838	Series 2007-20-A12 6.250%, 08/25/2047	467,117
	American Home Mortgage Investment Trust
162,190	Series 2006-1-11A1 5.249%, 03/25/2046(f) 1 mo. USD Term SOFR + 0.394%	142,411
	Arbor Realty Commercial Real Estate Notes Ltd.
420,000	Series 2022-FL1-C 7.642%, 01/15/2037(c)(f) 30 day USD SOFR Average + 2.300%	408,906
	Banc of America Alternative Loan Trust
24,238	Series 2003-8-1CB1 5.500%, 10/25/2033	24,167
	Banc of America Funding Trust
17,008	Series 2005-7-3A1 5.750%, 11/25/2035	17,168
170,012	Series 2006-B-7A1 4.304%, 03/20/2036(g)	145,617
14,613	Series 2007-4-5A1 5.500%, 11/25/2034	12,673
	Banc of America Mortgage Trust
5,837	Series 2005-A-2A1 4.940%, 02/25/2035(g)	5,414
	BBCMS Mortgage Trust
2,125,000	Series 2024-5C27-XD 2.968%, 07/15/2057(c)(g)(o)	240,239
	BBCMS Trust
750,000	Series 2018-CBM-E 8.944%, 07/15/2037(c)(f) 1 mo. USD Term SOFR + 3.847%	679,537
	BCAP LLC Trust
117,490	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(g)	57,225
1,679,386	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	1,028,856
	Bear Stearns Asset-Backed Securities I Trust
276,104	Series 2006-AC1-1A1 6.250%, 02/25/2036(e)	130,025

Principal Amount^		Value
	Benchmark Mortgage Trust
$300,000	Series 2019-B9-C 4.971%, 03/15/2052(g)	$257,971
547,000	Series 2020-B18-AGNF 4.139%, 07/15/2053(c)	518,748
1,637,000	Series 2021-B31-E 2.250%, 12/15/2054(c)	888,465
	BF Mortgage Trust
666,000	Series 2019-NYT-F 8.394%, 12/15/2035(c)(f) 1 mo. USD Term SOFR + 3.297%	462,018
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(c)(g)	432,084
	BMO Mortgage Trust
2,406,000	Series 2024-C9-XD 2.101%, 07/15/2057(c)(g)(o)	336,005
	BX Commercial Mortgage Trust
272,455	Series 2020-VKNG-A 6.141%, 10/15/2037(c)(f) 1 mo. USD Term SOFR + 1.044%	271,861
	Carbon Capital VI Commercial Mortgage Trust
343,565	Series 2019-FL2-B 8.061%, 10/15/2035(c)(f) 1 mo. USD Term SOFR + 2.964%	178,055
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 1.054%, 12/10/2054(c)(g)(o)	313,439
7,346,000	Series 2016-C7-XF 1.054%, 12/10/2054(c)(g)(o)	142,671
	CG-CCRE Commercial Mortgage Trust
97,106	Series 2014-FL2-COL1 8.711%, 11/15/2031(c)(f) 1 mo. USD Term SOFR + 3.614%	53,404
189,587	Series 2014-FL2-COL2 9.711%, 11/15/2031(c)(f) 1 mo. USD Term SOFR + 4.614%	70,998
	Chase Mortgage Finance Trust
1,256,709	Series 2007-S3-1A15 6.000%, 05/25/2037	552,446
	CitiMortgage Alternative Loan Trust
126,470	Series 2006-A5-1A13 5.419%, 10/25/2036(f) 1 mo. USD Term SOFR + 0.564%	93,268
1,139,177	Series 2007-A6-1A5 6.000%, 06/25/2037	989,704
	COMM Mortgage Trust
442,327	Series 2012-CR3-B 3.922%, 10/15/2045(c)	391,910
40,000	Series 2012-LC4-C 5.479%, 12/10/2044(g)	34,635
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	249,436
2,302,865	Series 2014-UBS4-G 3.750%, 08/10/2047(c)	156,083

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(g)(i)	$1
1,989,000	Series 2018-HCLV-D 7.570%, 09/15/2033(c)(f) 1 mo. USD Term SOFR + 2.473%	909,824
	Countrywide Home Loan Mortgage Pass-Through Trust
3,268	Series 2004-HYB4-2A1 5.926%, 09/20/2034(g)	2,865
115,015	Series 2007-10-A5 6.000%, 07/25/2037	52,667
	Credit Suisse First Boston Mortgage Securities Corp.
893,829	Series 2005-11-7A1 6.000%, 12/25/2035	468,120
	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
25,919	Series 2003-27-4A4 5.750%, 11/25/2033	26,346
2,258,948	Series 2005-10-10A3 6.000%, 11/25/2035	556,602
	Credit Suisse Mortgage-Backed Trust
600,268	Series 2006-6-1A10 6.000%, 07/25/2036	297,763
650,041	Series 2007-1-4A1 6.500%, 02/25/2022	83,664
24,885	Series 2007-2-2A5 5.000%, 03/25/2037	18,787
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(c)	757,412
1,100,000	Series 2021-NQM1-B2 3.831%, 05/25/2065(c)(g)	755,915
	CSAIL Commercial Mortgage Trust
1,130,000	Series 2016-C6-C 5.082%, 01/15/2049(g)	1,042,899
300,000	Series 2019-C16-C 4.237%, 06/15/2052(g)	265,946
1,400,000	Series 2020-C19-D 2.500%, 03/15/2053(c)	909,422
	DBUBS Mortgage Trust
310,000	Series 2017-BRBK-D 3.648%, 10/10/2034(c)(g)	305,097
	Deutsche Mortgage & Asset Receiving Corp.
1,555,381	Series 2014-RS1-1A2 6.500%, 07/27/2037(c)(g)	1,256,748
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
63,017	Series 2006-PR1-3A1 4.829%, 04/15/2036(c)(f) -1.4*1 mo. USD Term SOFR + 11.964%	58,504
	DOLP Trust
500,000	Series 2021-NYC-F 3.704%, 05/10/2041(c)(g)	336,475
	DSLA Mortgage Loan Trust
85,568	Series 2005-AR5-2A1A 5.739%, 09/19/2045(f) 1 mo. USD Term SOFR + 0.774%	45,996

Principal Amount^		Value
	Eleven Madison Trust Mortgage Trust
$100,000	Series 2015-11MD-A 3.673%, 09/10/2035(c)(g)	$97,374
	Federal Home Loan Mortgage Corp. REMICS
236,322	Series 3118-SD 1.243%, 02/15/2036(f)(o) -1*30 day USD SOFR Average + 6.586%	20,590
96,908	Series 3301-MS 0.643%, 04/15/2037(f)(o) -1*30 day USD SOFR Average + 5.986%	8,967
123,343	Series 3303-SE 0.623%, 04/15/2037(f)(o) -1*30 day USD SOFR Average + 5.966%	11,873
80,173	Series 3303-SG 0.643%, 04/15/2037(f)(o) -1*30 day USD SOFR Average + 5.986%	8,125
18,982	Series 3382-SB 0.543%, 11/15/2037(f)(o) -1*30 day USD SOFR Average + 5.886%	1,485
115,973	Series 3382-SW 0.843%, 11/15/2037(f)(o) -1*30 day USD SOFR Average + 6.186%	11,669
28,567	Series 3384-S 0.933%, 11/15/2037(f)(o) -1*30 day USD SOFR Average + 6.276%	2,017
75,995	Series 3384-SG 0.853%, 08/15/2036(f)(o) -1*30 day USD SOFR Average + 6.196%	7,366
896,383	Series 3404-SA 0.543%, 01/15/2038(f)(o) -1*30 day USD SOFR Average + 5.886%	98,542
10,863	Series 3417-SX 0.723%, 02/15/2038(f)(o) -1*30 day USD SOFR Average + 6.066%	941
20,714	Series 3423-GS 0.193%, 03/15/2038(f)(o) -1*30 day USD SOFR Average + 5.536%	1,563
130,510	Series 3423-TG 0.350%, 03/15/2038(f)(o) -1*30 day USD SOFR Average + 5.886%	352
1,135,087	Series 3435-S 0.523%, 04/15/2038(f)(o) -1*30 day USD SOFR Average + 5.866%	119,906
36,378	Series 3445-ES 0.543%, 05/15/2038(f)(o) -1*30 day USD SOFR Average + 5.886%	2,527
170,761	Series 3523-SM 0.543%, 04/15/2039(f)(o) -1*30 day USD SOFR Average + 5.886%	15,083

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$71,940	Series 3560-KS 0.943%, 11/15/2036(f)(o) -1*30 day USD SOFR Average + 6.286%	$4,299
36,195	Series 3598-SA 0.893%, 11/15/2039(f)(o) -1*30 day USD SOFR Average + 6.236%	3,014
54,844	Series 3641-TB 4.500%, 03/15/2040	55,557
140,440	Series 3728-SV 0.000%, 09/15/2040(f)(o) -1*30 day USD SOFR Average + 4.336%	4,781
91,912	Series 3758-S 0.573%, 11/15/2040(f)(o) -1*30 day USD SOFR Average + 5.916%	9,339
64,502	Series 3770-SP 1.043%, 11/15/2040(f)(o) -1*30 day USD SOFR Average + 6.386%	1,176
130,987	Series 3815-ST 0.393%, 02/15/2041(f)(o) -1*30 day USD SOFR Average + 5.736%	12,078
71,392	Series 3872-SL 0.493%, 06/15/2041(f)(o) -1*30 day USD SOFR Average + 5.836%	6,322
61,966	Series 3900-SB 0.513%, 07/15/2041(f)(o) -1*30 day USD SOFR Average + 5.856%	5,779
14,996	Series 3946-SM 0.000%, 10/15/2041(f) -3*30 day USD SOFR Average + 14.357%	13,897
211,064	Series 3972-AZ 3.500%, 12/15/2041	200,673
1,023,392	Series 3984-DS 0.493%, 01/15/2042(f)(o) -1*30 day USD SOFR Average + 5.836%	109,928
1,884,868	Series 4080-DS 1.243%, 03/15/2041(f)(o) -1*30 day USD SOFR Average + 6.586%	119,269
1,358,240	Series 4239-OU 0.000%, 07/15/2043(n)	824,022
1,257,255	Series 4291-MS 0.443%, 01/15/2054(f)(o) -1*30 day USD SOFR Average + 5.786%	128,176
242,572	Series 4314-MS 0.643%, 07/15/2043(f)(o) -1*30 day USD SOFR Average + 5.986%	7,590
6,193,140	Series 5057-TI 3.000%, 11/25/2050(o)	951,910
5,034,119	Series 5070-MI 3.500%, 02/25/2051(o)	866,046

Principal Amount^		Value
	Federal National Mortgage Association
$21,767,584	Series 2019-M25-X 0.208%, 11/25/2029(g)(o)	$105,790
23,706,144	Series 2019-M5-X 0.609%, 02/25/2029(g)(o)	327,223
24,294,111	Series 2021-M23-X1 0.661%, 11/01/2031(g)(o)	434,199
	Federal National Mortgage Association REMICS
111,718	Series 2003-84-PZ 5.000%, 09/25/2033	114,478
57,254	Series 2005-42-SA 1.405%, 05/25/2035(f)(o) -1*30 day USD SOFR Average + 6.686%	879
802,886	Series 2006-92-LI 1.185%, 10/25/2036(f)(o) -1*30 day USD SOFR Average + 6.466%	75,966
244,080	Series 2007-39-AI 0.725%, 05/25/2037(f)(o) -1*30 day USD SOFR Average + 6.006%	24,396
68,278	Series 2007-57-SX 1.225%, 10/25/2036(f)(o) -1*30 day USD SOFR Average + 6.506%	7,579
12,984	Series 2007-68-SA 1.255%, 07/25/2037(f)(o) -1*30 day USD SOFR Average + 6.536%	1,251
16,711	Series 2008-1-CI 0.905%, 02/25/2038(f)(o) -1*30 day USD SOFR Average + 6.186%	1,743
698,227	Series 2008-33-SA 0.605%, 04/25/2038(f)(o) -1*30 day USD SOFR Average + 5.886%	74,206
10,087	Series 2008-56-SB 0.665%, 07/25/2038(f)(o) -1*30 day USD SOFR Average + 5.946%	540
1,192,575	Series 2009-110-SD 0.855%, 01/25/2040(f)(o) -1*30 day USD SOFR Average + 6.136%	78,146
13,689	Series 2009-111-SE 0.855%, 01/25/2040(f)(o) -1*30 day USD SOFR Average + 6.136%	1,620
116,751	Series 2009-86-CI 0.405%, 09/25/2036(f)(o) -1*30 day USD SOFR Average + 5.686%	7,420
61,311	Series 2009-87-SA 0.605%, 11/25/2049(f)(o) -1*30 day USD SOFR Average + 5.886%	6,879
23,403	Series 2009-90-IB 0.325%, 04/25/2037(f)(o) -1*30 day USD SOFR Average + 5.606%	1,663

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$19,045	Series 2010-11-SC 0.000%, 02/25/2040(f)(o) -1*30 day USD SOFR Average + 4.686%	$1,421
18,453	Series 2010-115-SD 1.205%, 11/25/2039(f)(o) -1*30 day USD SOFR Average + 6.486%	1,894
1,462,560	Series 2010-123-SK 0.655%, 11/25/2040(f)(o) -1*30 day USD SOFR Average + 5.936%	154,003
94,107	Series 2010-15-SL 0.000%, 03/25/2040(f)(o) -1*30 day USD SOFR Average + 4.836%	4,507
25,110	Series 2010-9-GS 0.000%, 02/25/2040(f)(o) -1*30 day USD SOFR Average + 4.636%	1,297
6,420	Series 2011-110-LS 0.000%, 11/25/2041(f) -2*30 day USD SOFR Average + 9.871%	5,488
59,028	Series 2011-111-VZ 4.000%, 11/25/2041	57,449
245,929	Series 2011-141-PZ 4.000%, 01/25/2042	239,499
917,883	Series 2011-93-ES 1.105%, 09/25/2041(f)(o) -1*30 day USD SOFR Average + 6.386%	100,730
584,516	Series 2012-106-SA 0.765%, 10/25/2042(f)(o) -1*30 day USD SOFR Average + 6.046%	68,034
1,189,665	Series 2014-50-WS 0.805%, 08/25/2044(f)(o) -1*30 day USD SOFR Average + 6.086%	75,619
5,482,364	Series 2019-31-S 0.655%, 07/25/2049(f)(o) -1*30 day USD SOFR Average + 5.936%	641,409
17,231,261	Series 2019-M12-X 0.675%, 06/25/2029(g)(o)	263,836
7,841,220	Series 2019-M24-2XA 1.270%, 03/25/2031(g)(o)	407,655
19,709,932	Series 2019-M7-X 0.443%, 04/25/2029(g)(o)	248,176
26,792,715	Series 2020-M10-X4 0.986%, 07/25/2032(g)(o)	1,105,170
15,982,363	Series 2020-M10-X9 0.861%, 12/25/2027(g)(o)	186,140
6,932,221	Series 2020-M13-X2 1.333%, 09/25/2030(g)(o)	287,054
215,581	Series 2020-M6-X 1.331%, 10/25/2024(g)(o)	7
67,855,000	Series 2022-M4-X2 0.267%, 05/25/2030(g)(o)	600,819
	Federal National Mortgage Association-Aces
124,903,375	Series 2021-M17-X 0.156%, 07/25/2031(g)(o)	486,873

Principal Amount^		Value
	First Horizon Alternative Mortgage Securities Trust
$209,329	Series 2007-FA4-1A7 6.000%, 08/25/2037	$79,374
	GCAT Trust
30,422	Series 2019-RPL1-A1 2.650%, 10/25/2068(c)(g)	29,310
	Government National Mortgage Association
293,348	Series 2007-21-S 0.989%, 04/16/2037(f)(o) -1*1 mo. USD Term SOFR + 6.086%	14,116
96,975	Series 2008-69-SB 2.555%, 08/20/2038(f)(o) -1*1 mo. USD Term SOFR + 7.516%	6,238
110,334	Series 2009-104-SD 1.139%, 11/16/2039(f)(o) -1*1 mo. USD Term SOFR + 6.236%	11,644
9,256	Series 2010-98-IA 5.376%, 03/20/2039(g)(o)	285
179,085	Series 2011-45-GZ 4.500%, 03/20/2041	180,352
57,486	Series 2011-69-OC 0.000%, 05/20/2041(n)	45,963
1,166,771	Series 2011-69-SC 0.305%, 05/20/2041(f)(o) -1*1 mo. USD Term SOFR + 5.266%	98,433
197,235	Series 2011-89-SA 0.375%, 06/20/2041(f)(o) -1*1 mo. USD Term SOFR + 5.336%	18,642
599,832	Series 2013-102-BS 1.075%, 03/20/2043(f)(o) -1*1 mo. USD Term SOFR + 6.036%	47,117
1,401,845	Series 2014-145-CS 0.389%, 05/16/2044(f)(o) -1*1 mo. USD Term SOFR + 5.486%	118,218
922,983	Series 2014-156-PS 1.175%, 10/20/2044(f)(o) -1*1 mo. USD Term SOFR + 6.136%	117,470
2,218,734	Series 2014-4-SA 0.889%, 01/16/2044(f)(o) -1*1 mo. USD Term SOFR + 5.986%	265,598
3,923,655	Series 2014-41-SA 1.025%, 03/20/2044(f)(o) -1*1 mo. USD Term SOFR + 5.986%	504,403
1,578,784	Series 2014-5-SA 0.475%, 01/20/2044(f)(o) -1*1 mo. USD Term SOFR + 5.436%	148,863
1,900,914	Series 2014-58-SG 0.389%, 04/16/2044(f)(o) -1*1 mo. USD Term SOFR + 5.486%	137,586

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$1,570,425	Series 2014-76-SA 0.525%, 01/20/2040(f)(o) -1*1 mo. USD Term SOFR + 5.486%	$150,037
2,114,687	Series 2014-95-CS 1.039%, 06/16/2044(f)(o) -1*1 mo. USD Term SOFR + 6.136%	208,943
5,361,654	Series 2016-162-IO 0.792%, 09/16/2058(g)(o)	202,447
1,650,928	Series 2018-105-SH 1.175%, 08/20/2048(f)(o) -1*1 mo. USD Term SOFR + 6.136%	184,398
16,738,249	Series 2018-111-SA 0.000%, 08/20/2048(f)(o) -1*1 mo. USD Term SOFR + 4.436%	1,037,380
6,678,648	Series 2018-134-CS 1.125%, 10/20/2048(f)(o) -1*1 mo. USD Term SOFR + 6.086%	753,056
5,432,040	Series 2019-22-SA 0.525%, 02/20/2045(f)(o) -1*1 mo. USD Term SOFR + 5.486%	583,744
5,555,575	Series 2019-H10-BI 0.678%, 06/20/2069(g)(o)	308,729
5,707,097	Series 2020-112-BS 1.175%, 08/20/2050(f)(o) -1*1 mo. USD Term SOFR + 6.136%	748,622
9,735,564	Series 2020-115-SC 0.000%, 08/20/2050(f)(o) -1*1 mo. USD Term SOFR + 4.086%	529,924
5,083,132	Series 2020-142-SD 1.225%, 09/20/2050(f)(o) -1*1 mo. USD Term SOFR + 6.186%	774,259
9,438,170	Series 2020-168-IA 0.979%, 12/16/2062(g)(o)	687,620
9,215,327	Series 2020-173-MI 2.500%, 11/20/2050(o)	1,319,220
4,584,347	Series 2020-188-LS 1.225%, 11/20/2050(f)(o) -1*1 mo. USD Term SOFR + 6.186%	684,805
4,295,624	Series 2020-47-SL 0.295%, 07/20/2044(f)(o) -1*1 mo. USD Term SOFR + 5.256%	350,854
9,731,775	Series 2020-H11-HI 1.383%, 06/20/2070(g)(o)	671,648
9,869,359	Series 2020-H18-AI 1.364%, 09/20/2070(g)(o)	659,874
6,980,886	Series 2020-H19-BI 0.352%, 11/20/2070(g)(o)	507,046
4,948,228	Series 2021-1-QS 1.225%, 01/20/2051(f)(o) -1*1 mo. USD Term SOFR + 6.186%	807,890

Principal Amount^		Value
$7,239,797	Series 2021-107-SA 0.000%, 06/20/2051(f)(o) -1*1 mo. USD Term SOFR + 3.636%	$372,531
6,100,959	Series 2021-15-PI 3.000%, 01/20/2051(o)	932,489
15,443,258	Series 2021-213-SN 0.000%, 12/20/2051(f)(o) -1*30 day USD SOFR Average + 3.200%	338,689
9,140,073	Series 2021-52-IO 0.721%, 04/16/2063(g)(o)	497,326
4,131,662	Series 2021-59-S 0.000%, 04/20/2051(f)(o) -1*30 day USD SOFR Average + 2.600%	54,883
8,504,310	Series 2021-77-IH 2.500%, 05/20/2051(o)	949,936
10,510,729	Series 2021-89-SA 0.000%, 05/20/2051(f)(o) -1*1 mo. USD Term SOFR + 3.636%	421,255
18,965,880	Series 2021-97-SA 0.000%, 06/20/2051(f)(o) -1*30 day USD SOFR Average + 2.600%	179,379
7,229,123	Series 2021-97-SB 0.000%, 06/20/2051(f)(o) -1*1 mo. USD Term SOFR + 3.636%	253,723
40,134,879	Series 2021-H08-QI 0.131%, 05/20/2071(g)(o)	1,237,109
14,441,001	Series 2021-H19-AI 0.962%, 11/20/2071(g)(o)	880,192
9,502,899	Series 2022-83-IO 2.500%, 11/20/2051(o)	1,344,241
5,947,327	Series 2023-79-JI 2.500%, 02/20/2051(o)	748,805
	GS Mortgage Securities Corp. Trust
129,514	Series 2012-BWTR-A 2.954%, 11/05/2034(c)	108,206
1,125,000	Series 2013-PEMB-C 3.668%, 03/05/2033(c)(g)	809,534
1,503,000	Series 2018-TWR-G 9.319%, 07/15/2031(c)(f) 1 mo. USD Term SOFR + 4.222%	31,247
600,000	Series 2021-ARDN-H 11.144%, 11/15/2026(c)(f) 1 mo. USD Term SOFR + 6.048%	593,856
	GS Mortgage Securities Trust
130,000	Series 2011-GC5-C 5.297%, 08/10/2044(c)(g)	101,820
1,010,000	Series 2011-GC5-D 5.297%, 08/10/2044(c)(g)	537,742
1,344,000	Series 2014-GC26-D 4.619%, 11/10/2047(c)(g)	827,502
5,673,000	Series 2021-GSA3-XF 1.534%, 12/15/2054(c)(g)(o)	428,450

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	GSCG Trust
$710,000	Series 2019-600C-H 4.118%, 09/06/2034(c)(g)	$3,528
	GSR Mortgage Loan Trust
28,004	Series 2005-4F-6A1 6.500%, 02/25/2035	26,803
497,227	Series 2005-9F-2A1 6.000%, 01/25/2036	229,053
55,886	Series 2005-AR6-4A5 6.132%, 09/25/2035(g)	49,926
	HarborView Mortgage Loan Trust
159,835	Series 2004-11-2A2A 5.719%, 01/19/2035(f) 1 mo. USD Term SOFR + 0.754%	129,501
	HGI CRE CLO Ltd.
350,000	Series 2021-FL1-D 7.561%, 06/16/2036(c)(f) 1 mo. USD Term SOFR + 2.464%	347,724
	Hilton USA Trust
500,000	Series 2016-SFP-A 2.828%, 11/05/2035(c)	430,290
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.137%, 11/25/2056(c)(g)	1,516,455
	IndyMac INDX Mortgage Loan Trust
106,130	Series 2004-AR7-A5 6.189%, 09/25/2034(f) 1 mo. USD Term SOFR + 1.334%	84,577
171,426	Series 2005-AR11-A3 3.953%, 08/25/2035(g)	126,066
825,070	Series 2007-AR5-2A1 3.439%, 05/25/2037(g)	658,797
	JP Morgan Chase Commercial Mortgage Securities Trust
164,842	Series 2012-LC9-C 3.686%, 12/15/2047(c)(g)	152,399
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(c)(g)(o)	2,357
219,000	Series 2019-UES-C 4.343%, 05/05/2032(c)	208,093
224,000	Series 2019-UES-D 4.601%, 05/05/2032(c)(g)	211,443
261,000	Series 2019-UES-E 4.601%, 05/05/2032(c)(g)	244,803
274,000	Series 2019-UES-F 4.601%, 05/05/2032(c)(g)	248,232
299,000	Series 2019-UES-G 4.601%, 05/05/2032(c)(g)	270,739
	JP Morgan Mortgage Trust
157,908	Series 2004-S1-2A1 6.000%, 09/25/2034	160,873
4,845	Series 2007-A1-4A2 7.205%, 07/25/2035(a)(g)	4,621
534,764	Series 2007-S3-1A97 6.000%, 08/25/2037	251,393
	JPMBB Commercial Mortgage Securities Trust
4,749,500	Series 2015-C27-XFG 1.420%, 02/15/2048(c)(g)(o)	9,677

Principal Amount^		Value
	Lehman Mortgage Trust
$505,734	Series 2006-2-2A3 5.750%, 04/25/2036	$508,770
742,793	Series 2007-1-1A2 5.750%, 02/25/2037	745,595
	Lehman XS Trust
68,844	Series 2006-2N-1A1 5.489%, 02/25/2046(f) 1 mo. USD Term SOFR + 0.634%	54,740
	Master Alternative Loan Trust
13,392	Series 2003-9-4A1 5.250%, 11/25/2033	13,199
8,645	Series 2004-5-1A1 5.500%, 06/25/2034	8,566
12,056	Series 2004-5-2A1 6.000%, 06/25/2034	12,148
53,817	Series 2004-8-2A1 6.000%, 09/25/2034	53,701
	Merrill Lynch Mortgage Investors Trust
1,903	Series 2006-2-2A 6.425%, 05/25/2036(g)	1,782
	MF1 LLC
400,000	Series 2023-FL12-C 8.742%, 10/19/2038(c)(f) 1 mo. USD Term SOFR + 3.777%	402,600
350,000	Series 2023-FL12-D 10.237%, 10/19/2038(c)(f) 1 mo. USD Term SOFR + 5.272%	354,810
300,000	Series 2024-FL14-E 11.253%, 03/19/2039(c)(f) 1 mo. USD Term SOFR + 6.288%	304,177
	MF1 Trust
400,000	Series 2024-FL15-D 9.052%, 08/18/2041(c)(f) 1 mo. USD Term SOFR + 4.038%	400,571
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(c)(g)	257,719
	Morgan Stanley Bank of America Merrill Lynch Trust
858,000	Series 2015-C21-C 4.258%, 03/15/2048(g)	768,898
	Morgan Stanley Bank of America Merrill Lynch Trust
560,000	Series 2013-C11-B 4.213%, 08/15/2046(g)	371,141
	Morgan Stanley Capital I Trust
126,418	Series 2011-C2-D 5.385%, 06/15/2044(c)(g)	121,189
540,000	Series 2011-C2-E 5.385%, 06/15/2044(c)(g)	430,326
1,508,000	Series 2019-PLND-F 8.011%, 05/15/2036(c)(f) 1 mo. USD Term SOFR + 2.914%	142,612
	Morgan Stanley Mortgage Loan Trust
218,983	Series 2006-7-3A 5.103%, 06/25/2036(g)	120,498
222,161	Series 2007-13-6A1 6.000%, 10/25/2037	119,537

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	New Residential Mortgage Loan Trust
$2,250,000	Series 2021-NQ1R-M1 2.273%, 07/25/2055(c)(g)	$1,891,305
	PFP CLO Ltd.
1,000,000	Series 2021-8-C 7.011%, 08/09/2037(c)(f) 1 mo. USD Term SOFR + 1.914%	1,002,018
	Prime Mortgage Trust
635,980	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	571,666
	Residential Accredit Loans, Inc.
212,097	Series 2006-QS17-A5 6.000%, 12/25/2036	175,912
	Residential Accredit Loans, Inc. Trust
245,277	Series 2006-QS7-A3 6.000%, 06/25/2036	193,163
293,894	Series 2007-QS1-2A10 6.000%, 01/25/2037	229,802
264,035	Series 2007-QS8-A8 6.000%, 06/25/2037	210,187
	Residential Asset Securitization Trust
226,884	Series 2007-A1-A8 6.000%, 03/25/2037	70,649
	Residential Funding Mtg Sec I Trust
252,896	Series 2006-S4-A5 6.000%, 04/25/2036	203,496
	Starwood Ltd.
400,000	Series 2019-FL1-D 7.561%, 07/15/2038(c)(f) 1 mo. USD Term SOFR + 2.464%	393,495
200,000	Series 2021-FL2-C 7.229%, 04/18/2038(c)(f) 1 mo. USD Term SOFR + 2.214%	196,123
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 8.500%, 11/15/2027(a)(c)(f)	74,190
980,000	Series 2014-STAR-D 8.500%, 11/15/2027(a)(c)(f)	74,676
950,000	Series 2014-STAR-E 8.500%, 11/15/2027(a)(c)(f)	38,000
	Structured Adjustable Rate Mortgage Loan Trust
433,929	Series 2005-14-A1 5.279%, 07/25/2035(f) 1 mo. USD Term SOFR + 0.424%	261,409
405,548	Series 2008-1-A2 5.115%, 10/25/2037(g)	320,186
	Structured Asset Securities Corp.
4,633,836	Series 2007-4-1A3 1.281%, 03/28/2045(c)(f)(o) -1*1 mo. USD Term SOFR + 6.136%	324,584

Principal Amount^		Value
	TRTX Issuer Ltd.
$320,000	Series 2021-FL4-C 7.597%, 03/15/2038(c)(f) 1 mo. USD Term SOFR + 2.514%	$315,244
	UBS Commercial Mortgage Trust
324,000	Series 2018-C13-C 5.129%, 10/15/2051(g)	296,853
	UBS-Barclays Commercial Mortgage Trust
1,000,000	Series 2013-C5-C 3.844%, 03/10/2046(c)(g)	843,135
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(c)(g)	1,534,160
	Washington Mutual Mortgage Pass-Through Certificates Trust
326,769	Series 2006-5-1A5 6.000%, 07/25/2036	256,360
363,256	Series 2006-8-A6 4.126%, 10/25/2036(e)	126,506
	Wells Fargo Alternative Loan Trust
70,125	Series 2007-PA2-3A1 5.319%, 06/25/2037(f) 1 mo. USD Term SOFR + 0.464%	47,170
	Wells Fargo Commercial Mortgage Trust
433,183	Series 2013-LC12-B 4.082%, 07/15/2046(g)	400,486
19,971,000	Series 2015-C28-XE 1.206%, 05/15/2048(c)(g)(o)	109,605
600,000	Series 2016-C34-C 5.224%, 06/15/2049(g)	559,883
135,000	Series 2016-C36-B 3.671%, 11/15/2059(g)	120,569
130,000	Series 2016-C36-C 4.253%, 11/15/2059(g)	107,069
6,406,000	Series 2017-C42-XE 1.300%, 12/15/2050(c)(g)(o)	217,535
	Wells Fargo Mortgage-Backed Securities Trust
40,649	Series 2006-AR19-A1 6.473%, 12/25/2036(g)	39,478
	WFRBS Commercial Mortgage Trust
214,000	Series 2011-C3-D 6.050%, 03/15/2044(c)(g)	66,720
395,000	Series 2011-C4-E 5.149%, 06/15/2044(c)(g)	342,938
1,020,000	Series 2012-C10-C 4.457%, 12/15/2045(g)	840,754

TOTAL MORTGAGE-BACKED SECURITIES (Cost $102,921,395)		76,755,688

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 34.2%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 11.5%
$50,611,318	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(s)(t) (Cost $ 50,611,318)	$50,611,318

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $ 50,611,318)		50,611,318

REPURCHASE AGREEMENTS: 5.1%
$22,258,666	Fixed Income Clearing Corp. 1.520%, 9/30/2024, due 10/01/2024 [collateral: par value $21,877,700, U.S. Treasury Notes, 3.625% - 4.875%, due 04/30/2026 - 05/15/2026, value $22,707,711] (proceeds $22,259,606) (p)	22,258,666

TOTAL REPURCHASE AGREEMENTS (Cost $22,258,666)		22,258,666

TREASURY BILLS: 17.6%
	U.S. Treasury Bills
1,140,000	3.413%, 10/03/2024(h)(q)	1,139,706
69,500,000	4.914%, 12/10/2024(h)(p)(q)	68,896,041
1,000,000	4.704%, 01/16/2025(b)(h)(q)	986,790
1,380,000	4.799%, 02/20/2025(b)(h)(q)	1,356,426
1,800,000	4.893%, 03/20/2025(b)(h)(q)	1,763,682
1,400,000	4.883%, 04/17/2025(b)(h)(q)(r)	1,369,716
1,000,000	4.185%, 08/07/2025(b)(h)(q)	966,706
800,000	3.775%, 09/04/2025(b)(h)(q)	771,148

TOTAL TREASURY BILLS (Cost $77,161,463)		77,250,215

TOTAL SHORT-TERM INVESTMENTS (Cost $150,031,447)		150,120,199

TOTAL PURCHASED OPTIONS (Cost $186,909): 0.0%		105,522

TOTAL INVESTMENTS (Cost: $531,103,785): 108.0%		473,525,693

Other Assets in Excess of Liabilities: (8.0)%		(35,167,845)

NET ASSETS: 100.0%		$438,357,848

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind

REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(b)	Securities with an aggregate fair value of $24,403,895 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(e)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2024.
(f)	Floating Interest Rate at September 30, 2024.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2024.
(h)	The rate shown represents yield-to-maturity.
(i)	Security is not accruing interest.
(j)	Security is currently in default and/or non-income producing.
(k)	Pay-in-kind security.
(l)	When issued security.
(m)	Perpetual Call.
(n)	Principal Only security.
(o)	Interest Only security. Security with a notional or nominal principal amount.
(p)	All or a portion of this security is held by the iMGP Alternative Strategies Subsidiary.
(q)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(r)	Security or portion there of is out on loan.
(s)	The rate disclosed is the 7 day net yield as of September 30, 2024.
(t)	Represents security purchased with cash collateral received for securities on loan.

CURRENCY ABBREVIATIONS:

CAD	Canadian dollar
EUR	Euro
GBP	British pound
IDR	Indonesian rupiah
NOK	Norwegian krone
ZAR	South African rand

UNFUNDED LOAN COMMITMENTS — At September 30, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Lealand Finance Co. BV, 0.500%, 06/30/2027	$953,779	$495,965	$(457,814)

The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows*:

Cost of investments	$517,761,549

Gross unrealized appreciation	26,922,359
Gross unrealized depreciation	(83,877,601)

Net unrealized depreciation	$(56,955,242)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at September 30, 2024 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Willscot Holdings Corp.	Morgan Stanley & Co.	$40.00	10/18/2024	25	$94,000	$1,000	$3,340	$(2,340)
Willscot Holdings Corp.	Morgan Stanley & Co.	42.50	10/18/2024	30	112,800	300	3,225	(2,925)
Put
United States Steel Corp.	Morgan Stanley & Co.	35.00	12/20/2024	108	381,564	48,600	46,294	2,306

Total						49,900	52,859	(2,959)

EXCHANGE TRADED
Call
U.S. Treasury 5-Year Future Option	Morgan Stanley & Co.	110.25	10/25/2024	169	169,000	55,453	131,712	(76,259)
U.S. Treasury 5-Year Future Option	Morgan Stanley & Co.	116.00	10/25/2024	169	169,000	169	2,338	(2,169)

Total						55,622	134,050	(78,428)

Total Purchased Options						$105,522	$186,909	$(81,387)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: (3.0)%
(31,994)	Chevron Corp.	$(4,711,756)
(33,972)	ConocoPhillips	(3,576,572)
(15)	Costco Wholesale Corp.	(13,298)
(75,968)	Schlumberger NV	(3,186,858)
(2,183)	Synopsys, Inc.*	(1,105,449)
(9,195)	WillScot Holdings Corp.*	(345,732)

TOTAL COMMON STOCKS (Proceeds $13,136,985)		(12,939,665)

EXCHANGE-TRADED FUNDS: (0.0)%
(26)	SPDR S&P 500 ETF Trust	(14,918)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $14,809)		(14,918)

TOTAL SECURITIES SOLD SHORT (Proceeds $13,151,794)		$(12,954,583)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2024 (Unaudited)

At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2024	Fund Delivering	U.S. $ Value at September 30, 2024	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/31/2024	USD	$1,487,905	EUR	$1,529,682	$—	$(41,777)
JPMorgan Chase Bank N.A.	10/10/2024	EUR	668,041	USD	660,214	7,827	—
	10/10/2024	EUR	573,412	USD	567,612	5,800	—
	10/10/2024	EUR	562,178	USD	557,023	5,155	—
	10/10/2024	EUR	145,731	USD	145,991	—	(260)
	10/10/2024	USD	59,472	EUR	59,331	141	—
	10/10/2024	USD	3,863	EUR	3,882	—	(19)
	10/10/2024	USD	426,821	EUR	427,035	—	(214)
	10/10/2024	USD	435,131	EUR	435,918	—	(787)
	10/10/2024	USD	240,985	EUR	243,331	—	(2,346)
	10/10/2024	USD	664,359	EUR	667,006	—	(2,647)
Morgan Stanley & Co.	12/16/2024	CAD	1,215,287	USD	1,208,953	6,334	—
	12/16/2024	EUR	7,042	USD	7,035	7	—
	12/16/2024	USD	2,090,068	CAD	2,101,639	—	(11,571)
	12/16/2024	USD	24,841	EUR	24,814	27	—
	12/16/2024	USD	18,686	EUR	18,667	19	—
	12/16/2024	USD	5,803	EUR	5,812	—	(9)
	12/16/2024	USD	14,501	EUR	14,531	—	(30)
	12/16/2024	USD	452,299	EUR	456,383	—	(4,084)
	12/16/2024	USD	573,309	GBP	586,594	—	(13,285)
	12/16/2024	USD	1,306,483	GBP	1,338,356	—	(31,873)

			$10,976,217		$11,059,809	$25,310	$(108,902)

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2024 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Gold 100 Oz Futures (b)	13	$3,329,148	$3,457,220	12/27/2024	$128,072
MSCI EAFE Index Futures	87	10,597,384	10,821,930	12/20/2024	224,546
MSCI Emerging Market Index	80	4,471,924	4,690,800	12/20/2024	218,876
Nasdaq 100 E-mini Futures	6	2,340,677	2,431,350	12/20/2024	90,673
Russell 2000 E-mini Futures	11	1,169,605	1,237,060	12/20/2024	67,455
S&P 500 E-Mini Index Futures	36	10,191,098	10,465,650	12/20/2024	274,552
S&P Mid Cap 400 E-mini Futures	6	1,794,390	1,889,160	12/20/2024	94,770
U.S. Dollar Index Futures	35	3,543,899	3,518,235	12/16/2024	(25,664)
U.S. Treasury 10-Year Note Futures	225	25,776,162	25,713,281	12/19/2024	(62,881)
U.S. Treasury 2-Year Note Futures	741	154,082,507	154,307,461	12/31/2024	224,954
U.S. Treasury Long Bond Futures	108	13,461,633	13,412,250	12/19/2024	(49,383)
U.S. Treasury Ultra-Long Bond Futures	12	1,602,745	1,597,125	12/19/2024	(5,620)

Total Long					$1,180,350

Futures Contracts - Short
Euro FX Currency Futures	(8)	$(1,115,167)	$(1,116,650)	12/16/2024	$(1,483)
Japanese Yen Currency Futures	(141)	(12,572,886)	(12,391,256)	12/16/2024	181,630
MSCI Emerging Market Index	(7)	(382,207)	(410,445)	12/20/2024	(28,238)
U.S. Treasury 10-Year Note Futures	(59)	(6,740,651)	(6,742,594)	12/19/2024	(1,943)
U.S. Treasury 10-Year Ultra Note Futures	(192)	(22,689,064)	(22,713,000)	12/19/2024	(23,936)
U.S. Treasury 2-Year Note Futures	(19)	(3,966,804)	(3,956,602)	12/31/2024	10,202
U.S. Treasury 5-Year Note Futures	(606)	(66,501,289)	(66,588,985)	12/31/2024	(87,696)
U.S. Treasury Long Bond Futures	(35)	(4,392,040)	(4,346,563)	12/19/2024	45,477
U.S. Treasury Ultra-Long Bond Futures	(9)	(1,206,082)	(1,197,844)	12/19/2024	8,238
WTI Crude Futures (b)	(16)	(1,086,277)	(1,084,320)	11/20/2024	1,957

Total Short					$104,208

Total Futures Contracts					$1,284,558

(a)

Citigroup Global Markets, Inc., JPMorgan Chase Bank N.A., and StoneX Financial, Inc. are the counterparites for Open Futures Contracts held by the Fund and the iMGP Alternative Strategies Subsidiary at September 30, 2024.

(b)	Contract held by the iMGP Alternative Strategies Subsidiary.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2024 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Adecco Group AG 0.875%, 11/27/2025	12/20/2029	(1.000%	)	0.869%	EUR	(1,800,000)	Quarterly	$(13,185)	$(13,490)	$305
ADT Security Corp. 4.125%, 06/15/2023	12/20/2029	(5.000%	)	1.220%	$	(1,700,000)	Quarterly	(295,349)	(285,668)	(9,681)
AES Corp. 1.375%, 01/15/2026	12/20/2029	(5.000%	)	0.990%		(1,800,000)	Quarterly	(335,010)	(321,609)	(13,401)
Akzo Nobel NV 1.125%, 04/08/2026	12/20/2029	(1.000%	)	0.575%	EUR	(1,000,000)	Quarterly	(23,126)	(21,241)	(1,885)
American Express Co. 4.050%, 05/03/2029	12/20/2029	(1.000%	)	0.350%	$	(2,000,000)	Quarterly	(62,488)	(58,941)	(3,547)
Anglo American Capital PLC 1.625%, 03/11/2026	12/20/2029	(5.000%	)	1.014%	EUR	(1,600,000)	Quarterly	(340,605)	(314,672)	(25,933)
Apache Corp. 4.375%, 10/15/2028	12/20/2029	(1.000%	)	1.350%	$	(2,100,000)	Quarterly	33,990	55,790	(21,800)
Arrow Electronics, Inc. 7.500%, 01/15/2027	12/20/2029	(1.000%	)	0.717%		(2,100,000)	Quarterly	(27,844)	(17,874)	(9,970)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.750%, 04/01/2028	12/20/2029	(5.000%	)	4.783%		(2,100,000)	Quarterly	(17,772)	35,661	(53,433)
Bath & Body Works, Inc. 5.250%, 02/01/2028	12/20/2029	(1.000%	)	2.202%		(2,200,000)	Quarterly	117,207	144,172	(26,965)
Baxter International, Inc. 2.600%, 08/15/2026	12/20/2028	(1.000%	)	0.423%		(4,400,000)	Quarterly	(99,374)	(35,891)	(63,483)
Best Buy Co., Inc. 4.450%, 10/01/2028	12/20/2029	(5.000%	)	0.446%		(1,800,000)	Quarterly	(390,586)	(387,652)	(2,934)
BMW Finance NV 0.750%, 07/13/2026	12/20/2029	(1.000%	)	0.623%	EUR	(1,800,000)	Quarterly	(36,848)	(35,197)	(1,651)
BNP Paribas SA 2.250%, 01/11/2027	12/20/2029	(1.000%	)	0.717%		(1,800,000)	Quarterly	9,100	(31,920)	41,020
BorgWarner, Inc. 2.650%, 07/01/2027	12/20/2029	(1.000%	)	0.712%	$	(2,000,000)	Quarterly	(27,070)	(18,154)	(8,916)
Bouygues SA 1.375%, 06/07/2027	12/20/2029	(1.000%	)	0.357%	EUR	(1,800,000)	Quarterly	(63,485)	(62,330)	(1,155)
Bristol-Myers Squibb Co. 6.800%, 11/15/2026	12/20/2029	(1.000%	)	0.394%	$	(2,000,000)	Quarterly	(57,796)	(55,244)	(2,552)
Cardinal Health, Inc. 3.410%, 06/15/2027	12/20/2029	(1.000%	)	0.374%		(2,000,000)	Quarterly	(59,932)	(57,313)	(2,619)
Carlsberg Breweries AS 3.250%, 10/12/2025	12/20/2029	(1.000%	)	0.326%	EUR	(1,800,000)	Quarterly	(66,468)	(66,367)	(101)
Carrefour SA 1.250%, 06/03/2025	12/20/2029	(1.000%	)	0.596%		(1,800,000)	Quarterly	(39,584)	(38,828)	(756)
CDX North America High Yield Index Series 42 5.000%, 06/20/2029	6/20/2029	(5.000%	)	3.053%	$	(9,000,000)	Quarterly	(699,543)	(627,300)	(72,243)
Centrica PLC 4.375%, 03/13/2029	12/20/2029	(1.000%	)	0.582%	EUR	(1,800,000)	Quarterly	(40,702)	(34,525)	(6,177)
Cleveland-Cliffs, Inc. 5.875%, 06/01/2027	12/20/2029	(5.000%	)	2.736%	$	(1,900,000)	Quarterly	(185,558)	(136,564)	(48,994)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2024 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
CNH Industrial NV 3.850%, 11/15/2027	12/20/2029	(5.000%	)	1.043%	EUR	(1,500,000)	Quarterly	$(316,765)	$(307,422)	$(9,343)
Continental AG 0.375%, 06/27/2025	12/20/2029	(1.000%	)	1.125%		(1,900,000)	Quarterly	12,573	(4,046)	16,619
CVS Health Corp. 5.250%, 01/30/2031	12/20/2029	(1.000%	)	0.594%	$	(2,000,000)	Quarterly	(38,824)	(34,512)	(4,312)
Dell, Inc. 7.100%, 04/15/2028	12/20/2029	(1.000%	)	0.639%		(2,000,000)	Quarterly	(34,144)	(26,851)	(7,293)
EDP Finance BV 2.000%, 04/22/2025	12/20/2029	(1.000%	)	0.452%	EUR	(1,800,000)	Quarterly	(53,909)	(47,334)	(6,575)
Electrolux AB 2.500%, 05/18/2030	12/20/2029	(1.000%	)	1.254%		(1,900,000)	Quarterly	25,478	27,047	(1,569)
Exelon Corp. 3.400%, 04/15/2026	12/20/2029	(1.000%	)	0.343%	$	(2,000,000)	Quarterly	(62,680)	(57,484)	(5,196)
Expedia Group, Inc. 6.250%, 05/01/2025	12/20/2029	(1.000%	)	0.731%		(2,000,000)	Quarterly	(24,874)	(12,491)	(12,383)
Ford Motor Co. 4.346%, 12/08/2026	12/20/2029	(5.000%	)	1.753%		(1,900,000)	Quarterly	(276,391)	(270,132)	(6,259)
Gap, Inc. 3.625%, 10/01/2029	12/20/2029	(1.000%	)	2.173%		(2,300,000)	Quarterly	118,068	140,757	(22,689)
Halliburton Co. 2.920%, 03/01/2030	12/20/2029	(1.000%	)	0.626%		(2,000,000)	Quarterly	(35,332)	(34,238)	(1,094)
HP, Inc. 3.000%, 06/17/2027	12/20/2029	(1.000%	)	0.588%		(2,000,000)	Quarterly	(38,756)	(32,097)	(6,659)
ING Groep NV 2.125%, 05/23/2026	12/20/2029	(1.000%	)	0.508%	EUR	(1,800,000)	Quarterly	(48,292)	(45,227)	(3,065)
International Game Technology PLC 3.500%, 06/15/2026	12/20/2029	(5.000%	)	1.209%		(1,600,000)	Quarterly	(322,177)	(317,267)	(4,910)
Kering SA 1.250%, 05/10/2026	12/20/2029	(1.000%	)	0.495%		(1,800,000)	Quarterly	(49,633)	(50,186)	553
Kroger Co. 4.500%, 01/15/2029	12/20/2029	(1.000%	)	0.377%	$	(2,000,000)	Quarterly	(59,612)	(49,646)	(9,966)
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028	12/20/2029	(1.000%	)	1.286%		(2,200,000)	Quarterly	28,795	30,522	(1,727)
Leonardo SpA 2.375%, 01/08/2026	12/20/2029	(5.000%	)	0.661%	EUR	(1,500,000)	Quarterly	(352,903)	(344,456)	(8,447)
McKesson Corp. 7.650%, 03/01/2027	12/20/2029	(1.000%	)	0.429%	$	(2,000,000)	Quarterly	(54,416)	(47,884)	(6,532)
MGM Resorts International 5.750%, 06/15/2025	12/20/2029	(5.000%	)	1.975%		(1,800,000)	Quarterly	(242,454)	(226,217)	(16,237)
NatWest Group PLC 4.067%, 09/06/2028	12/20/2029	(1.000%	)	0.601%	EUR	(1,900,000)	Quarterly	(41,192)	(39,372)	(1,820)
Olin Corp. 5.125%, 09/15/2027	12/20/2029	(1.000%	)	1.220%	$	(2,200,000)	Quarterly	22,289	44,998	(22,709)
Omnicom Group, Inc. 2.450%, 04/30/2030	12/20/2029	(1.000%	)	0.335%		(2,000,000)	Quarterly	(63,996)	(55,490)	(8,506)
PostNL NV 0.625%, 09/23/2026	12/20/2029	(1.000%	)	1.318%	EUR	(1,900,000)	Quarterly	31,735	36,229	(4,494)
Prudential Funding Asia PLC 5.875%, 05/11/2029	12/20/2029	(1.000%	)	0.616%		(1,800,000)	Quarterly	(37,375)	(36,403)	(972)
Repsol International Finance BV 2.250%, 12/10/2026	12/20/2029	(1.000%	)	0.689%		(1,800,000)	Quarterly	(30,049)	(20,246)	(9,803)
Rexel SA 2.125%, 12/15/2028	12/20/2029	(5.000%	)	1.134%		(1,600,000)	Quarterly	(328,639)	(327,796)	(843)
Sirius XM Radio, Inc. 5.500%, 07/01/2029	12/20/2029	(5.000%	)	2.158%	$	(2,000,000)	Quarterly	(251,378)	(225,720)	(25,658)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2024 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Southwest Airlines Co. 5.125%, 06/15/2027	12/20/2029	(1.000%	)	0.929%	$	(2,000,000)	Quarterly	$(6,000)	$1,406	$(7,406)
Standard Chartered PLC 4.050%, 04/12/2026	12/20/2029	(1.000%	)	0.655%	EUR	(1,800,000)	Quarterly	(33,796)	(31,074)	(2,722)
Stellantis NV 3.875%, 01/05/2026	12/20/2029	(5.000%	)	1.645%		(1,700,000)	Quarterly	(296,562)	(320,421)	23,859
Target Corp. 2.500%, 04/15/2026	12/20/2029	(1.000%	)	0.358%	$	(1,500,000)	Quarterly	(46,086)	(44,038)	(2,048)
Teck Resources Ltd. 6.125%, 10/01/2035	12/20/2029	(5.000%	)	0.777%		(1,800,000)	Quarterly	(357,057)	(342,668)	(14,389)
Telenor ASA 0.750%, 05/31/2026	12/20/2029	(1.000%	)	0.213%	EUR	(1,700,000)	Quarterly	(73,961)	(67,103)	(6,858)
thyssenkrupp AG 4.125%, 01/26/2026	12/20/2029	(1.000%	)	1.945%		(2,000,000)	Quarterly	96,841	121,507	(24,666)
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	6/20/2029	(1.000%	)	0.522%	$	(400,000)	Quarterly	(8,268)	(7,325)	(943)
United Rentals North America, Inc. 3.875%, 02/15/2031	12/20/2029	(5.000%	)	0.853%		(1,800,000)	Quarterly	(349,004)	(334,768)	(14,236)
Universal Health Services, Inc. 2.650%, 01/15/2032	12/20/2029	(1.000%	)	0.553%		(2,100,000)	Quarterly	(44,507)	(38,727)	(5,780)
Valero Energy Corp. 8.750%, 06/15/2030	12/20/2029	(1.000%	)	0.714%		(2,100,000)	Quarterly	(27,953)	(22,862)	(5,091)
Vodafone Group PLC 1.875%, 09/11/2025	12/20/2029	(1.000%	)	0.569%	EUR	(1,800,000)	Quarterly	(42,219)	(32,749)	(9,470)
Whirlpool Corp. 4.750%, 02/26/2029	12/20/2029	(1.000%	)	1.263%	$	(1,800,000)	Quarterly	22,102	44,930	(22,828)
WPP Finance SA 2.250%, 09/22/2026	12/20/2029	(1.000%	)	0.600%	EUR	(1,800,000)	Quarterly	(39,113)	(30,385)	(8,728)

Total Buy Protection								$(6,452,464)	$(5,822,398)	$(630,066)

Sell Protection
Allianz Finance II BV 0.875%, 01/15/2026	12/20/2029	1.000%		0.338%	EUR	1,800,000	Quarterly	$65,487	$65,348	$139
Ally Financial, Inc. 5.800%, 05/01/2025	12/20/2029	5.000%		1.771%	$	1,000,000	Quarterly	145,360	147,705	(2,345)
Altria Group, Inc. 2.625%, 09/16/2026	12/20/2029	1.000%		0.449%		2,000,000	Quarterly	52,478	55,401	(2,923)
American Airlines Group, Inc. 6.500%, 07/01/2025	12/20/2029	5.000%		6.351%		2,200,000	Quarterly	(112,807)	(134,750)	21,943
Anglo American Capital PLC 1.625%, 03/11/2026	12/20/2029	5.000%		1.014%	EUR	1,600,000	Quarterly	340,605	338,396	2,209
ArcelorMittal SA 1.750%, 11/19/2025	12/20/2029	5.000%		1.319%		1,500,000	Quarterly	290,886	289,491	1,395
AT&T, Inc. 3.800%, 02/15/2027	12/20/2029	1.000%		0.616%	$	2,000,000	Quarterly	36,426	31,181	5,245
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.750%, 04/01/2028	12/20/2029	5.000%		4.783%		2,100,000	Quarterly	17,772	25,242	(7,470)
AXA SA 1.125%, 05/15/2028	12/20/2029	1.000%		0.457%	EUR	1,800,000	Quarterly	53,481	54,216	(735)
BAT International Finance PLC 2.750%, 03/25/2025	12/20/2029	1.000%		0.562%		2,000,000	Quarterly	47,901	42,374	5,527

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2024 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Baxter International, Inc. 2.600%, 08/15/2026	12/20/2028	1.000%	0.423%	$	700,000	Quarterly	$15,810	$3,411	$12,399
Bombardier, Inc. 7.450%, 05/01/2034	12/20/2029	5.000%	1.808%		1,900,000	Quarterly	272,059	240,679	31,380
Boston Scientific Corp. 2.650%, 06/01/2030	12/20/2029	1.000%	0.252%		2,000,000	Quarterly	71,952	68,539	3,413
Carnival Corp. 6.650%, 01/15/2028	12/20/2029	1.000%	2.119%		2,300,000	Quarterly	(113,303)	(150,294)	36,991
CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 02/01/2028	12/20/2029	5.000%	2.547%		1,900,000	Quarterly	203,448	194,224	9,224
CDX North America High Yield Index Series 42 5.000%, 06/20/2029	6/20/2029	5.000%	3.056%		2,315,000	Quarterly	179,939	109,954	69,985
Cleveland-Cliffs, Inc. 5.875%, 06/01/2027	12/20/2029	5.000%	2.736%		1,900,000	Quarterly	185,558	167,502	18,056
DaVita, Inc. 4.625%, 06/01/2030	12/20/2029	5.000%	1.067%		1,800,000	Quarterly	328,560	326,429	2,131
Deutsche Bank AG 5.000%, 09/05/2030	12/20/2029	1.000%	1.048%	EUR	1,800,000	Quarterly	(4,578)	(8,850)	4,272
Deutsche Lufthansa AG 3.000%, 05/29/2026	12/20/2029	1.000%	1.288%		1,900,000	Quarterly	(35,269)	(30,002)	(5,267)
DR Horton, Inc. 1.400%, 10/15/2027	12/20/2029	1.000%	0.479%	$	2,000,000	Quarterly	49,536	51,492	(1,956)
Eastman Chemical Co. 7.600%, 02/01/2027	12/20/2029	1.000%	0.606%		2,000,000	Quarterly	37,264	28,485	8,779
Enbridge, Inc. 6.200%, 11/15/2030	12/20/2029	1.000%	0.720%		2,000,000	Quarterly	26,816	26,083	733
Enel SpA 5.625%, 06/21/2027	12/20/2029	1.000%	0.540%	EUR	1,800,000	Quarterly	45,000	37,372	7,628
FirstEnergy Corp. 2.650%, 03/01/2030	12/20/2029	1.000%	0.468%	$	2,000,000	Quarterly	50,490	47,830	2,660
General Motors Co. 4.200%, 10/01/2027	12/20/2029	5.000%	1.301%		1,800,000	Quarterly	305,300	318,008	(12,708)
Generali 3.212%, 01/15/2029	12/20/2029	1.000%	0.630%	EUR	1,800,000	Quarterly	36,138	36,699	(561)
Goldman Sachs Group, Inc. 6.484%, 10/24/2029	12/20/2029	1.000%	0.612%	$	2,000,000	Quarterly	36,750	33,666	3,084
Heidelberg Materials AG 3.750%, 05/31/2032	12/20/2029	5.000%	0.848%	EUR	1,600,000	Quarterly	357,726	347,429	10,297
Holcim Finance Luxembourg SA 2.375%, 04/09/2025	12/20/2029	1.000%	0.701%		1,800,000	Quarterly	29,095	21,750	7,345
Host Hotels & Resorts LP 3.375%, 12/15/2029	12/20/2029	1.000%	0.876%	$	2,000,000	Quarterly	9,805	14,076	(4,271)
Howmet Aerospace, Inc. 3.000%, 01/15/2029	12/20/2029	1.000%	0.507%		2,000,000	Quarterly	46,713	44,202	2,511
Iberdrola International BV 1.125%, 04/21/2026	12/20/2029	1.000%	0.416%	EUR	1,800,000	Quarterly	57,668	55,225	2,443
Imperial Brands Finance PLC 3.375%, 02/26/2026	12/20/2029	1.000%	0.616%		1,900,000	Quarterly	39,677	34,525	5,152

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2024 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
International Business Machines Corp. 3.500%, 05/15/2029	12/20/2029	1.000%	0.380%	$	1,900,000	Quarterly	$56,267	$58,224	$(1,957)
ITV PLC 1.375%, 09/26/2026	12/20/2029	5.000%	0.848%	EUR	1,700,000	Quarterly	379,638	379,751	(113)
KB Home 6.875%, 06/15/2027	12/20/2029	5.000%	1.191%	$	1,800,000	Quarterly	315,571	306,071	9,500
Koninklijke KPN NV 0.625%, 04/09/2025	12/20/2029	1.000%	0.399%	EUR	1,800,000	Quarterly	59,302	55,651	3,651
LANXESS AG 1.000%, 10/07/2026	12/20/2029	1.000%	1.524%		1,800,000	Quarterly	(49,297)	(48,808)	(489)
Lennar Corp. 4.750%, 11/29/2027	12/20/2029	5.000%	0.658%	$	1,700,000	Quarterly	347,495	346,319	1,176
Lincoln National Corp. 3.400%, 01/15/2031	12/20/2029	1.000%	1.482%		2,200,000	Quarterly	(47,971)	(44,532)	(3,439)
Marks & Spencer PLC 6.000%, 06/12/2025	12/20/2029	1.000%	0.946%	EUR	1,900,000	Quarterly	5,636	2,034	3,602
Marriott International, Inc. 3.125%, 06/15/2026	12/20/2029	1.000%	0.534%	$	2,000,000	Quarterly	44,066	44,092	(26)
Mediobanca Banca di Credito Finanziario SpA 1.125%, 04/23/2025	12/20/2029	1.000%	0.619%	EUR	1,800,000	Quarterly	7,618	34,722	(27,104)
MetLife, Inc. 3.600%, 11/13/2025	12/20/2029	1.000%	0.640%	$	2,000,000	Quarterly	33,752	28,389	5,363
MGIC Investment Corp. 5.250%, 08/15/2028	12/20/2029	5.000%	0.914%		1,800,000	Quarterly	342,396	335,007	7,389
Motorola Solutions, Inc. 7.500%, 05/15/2025	12/20/2029	1.000%	0.350%		2,000,000	Quarterly	62,304	59,169	3,135
Next Group PLC 3.625%, 05/18/2028	12/20/2029	1.000%	0.513%	EUR	2,000,000	Quarterly	53,364	47,220	6,144
Pearson Funding PLC 1.375%, 05/06/2025	12/20/2029	1.000%	0.500%		1,900,000	Quarterly	51,909	47,693	4,216
Premier Foods Finance PLC 3.500%, 10/15/2026	12/20/2029	5.000%	1.890%		1,000,000	Quarterly	160,042	169,471	(9,429)
Prudential Financial, Inc. 3.878%, 03/27/2028	12/20/2029	1.000%	0.661%	$	2,000,000	Quarterly	32,492	27,908	4,584
PulteGroup, Inc. 7.875%, 06/15/2032	12/20/2029	5.000%	0.671%		1,700,000	Quarterly	346,921	350,990	(4,069)
Radian Group, Inc. 4.875%, 03/15/2027	12/20/2029	5.000%	0.946%		1,800,000	Quarterly	339,279	337,337	1,942
Rolls-Royce PLC 3.375%, 06/18/2026	12/20/2029	1.000%	0.720%	EUR	1,800,000	Quarterly	27,096	3,838	23,258
Royal Caribbean Cruises Ltd. 3.700%, 03/15/2028	12/20/2029	5.000%	1.101%	$	1,800,000	Quarterly	324,720	307,032	17,688
Ryder System, Inc. 5.250%, 06/01/2028	12/20/2029	1.000%	0.609%		2,000,000	Quarterly	36,902	31,277	5,625
SES SA 0.875%, 11/04/2027	12/20/2029	1.000%	1.927%	EUR	2,000,000	Quarterly	(94,783)	(101,972)	7,189
Sherwin-Williams Co. 2.950%, 08/15/2029	12/20/2029	1.000%	0.423%	$	2,000,000	Quarterly	54,872	48,862	6,010
Simon Property Group LP 2.650%, 07/15/2030	12/20/2029	1.000%	0.607%		2,000,000	Quarterly	37,571	33,111	4,460

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2024 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Swiss Reinsurance Co. Ltd. 0.750%, 01/21/2027	12/20/2029	1.000%	0.493%	EUR	1,600,000	Quarterly	$44,382	$43,441	$941
T-Mobile USA, Inc. 4.750%, 02/01/2028	12/20/2029	5.000%	0.448%	$	1,700,000	Quarterly	368,615	371,225	(2,610)
Telefonaktiebolaget LM Ericsson 1.125%, 02/08/2027	12/20/2029	1.000%	0.817%	EUR	1,800,000	Quarterly	17,486	9,571	7,915
Telefonica Emisiones SA 1.495%, 09/11/2025	12/20/2029	1.000%	0.577%		1,800,000	Quarterly	41,376	36,131	5,245
Tenet Healthcare Corp. 6.875%, 11/15/2031	12/20/2029	5.000%	0.968%	$	1,900,000	Quarterly	357,777	346,629	11,148
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	6/20/2029	1.000%	0.522%		3,500,000	Quarterly	72,345	70,949	1,396
UniCredit SpA 2.125%, 10/24/2026	12/20/2029	1.000%	0.629%	EUR	1,700,000	Quarterly	34,210	33,737	473
Verizon Communications, Inc. 4.125%, 03/16/2027	12/20/2029	1.000%	0.566%	$	2,000,000	Quarterly	41,196	36,011	5,185
Walmart, Inc. 5.875%, 04/05/2027	12/20/2029	1.000%	0.304%		2,100,000	Quarterly	69,720	70,342	(622)
Wendel SE 1.375%, 04/26/2026	12/20/2029	5.000%	0.719%	EUR	1,600,000	Quarterly	370,404	360,906	9,498
Williams Cos., Inc. 3.500%, 11/15/2030	12/20/2029	1.000%	0.707%	$	2,000,000	Quarterly	27,184	23,705	3,479
Yum! Brands, Inc. 3.625%, 03/15/2031	12/20/2029	1.000%	0.857%		2,000,000	Quarterly	13,540	8,699	4,841
Zuerich Versicherungs-Gesellschaft AG 1.125%, 07/04/2029	12/20/2029	1.000%	0.494%	EUR	1,800,000	Quarterly	49,775	47,934	1,841

Total Sell Protection							$7,604,915	$7,251,174	$353,741

Total							$1,152,451	$1,428,776	$(276,325)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America HIgh Yield Index Series 42.

(4)	Notional amounts are denominated in foreign currency where indicated and the lines below until currency changes..

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit iBoxx USD Liquid High Yield Index USD USD	12/20/2024	JPMorgan Chase Bank N.A.	Receives	SOFR	$	20,000,000	Quarterly	$(162,898)	$—	$(162,898)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at September 30, 2024 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Abbott Laboratories	Morgan Stanley & Co.	$120.00	10/18/2024	(2)	$(22,802)	$(120)	$(190)	$70
American Tower Corp.	Morgan Stanley & Co.	230.00	10/18/2024	(1)	(23,256)	(560)	(327)	(233)
Apple, Inc.	Morgan Stanley & Co.	240.00	10/18/2024	(1)	(23,300)	(173)	(257)	84
Broadcom, Inc.	Morgan Stanley & Co.	190.00	10/18/2024	(3)	(51,750)	(267)	(1,062)	795
Comcast Corp.	Morgan Stanley & Co.	42.50	10/18/2024	(13)	(54,301)	(572)	(666)	94
Emerson Electric Co.	Morgan Stanley & Co.	110.00	10/18/2024	(3)	(32,811)	(510)	(353)	(157)
Exxon Mobil Corp.	Morgan Stanley & Co.	125.00	10/18/2024	(2)	(23,444)	(50)	(321)	271
Fastenal Co.	Morgan Stanley & Co.	72.50	10/18/2024	(3)	(21,426)	(489)	(230)	(259)
JPMorgan Chase & Co.	Morgan Stanley & Co.	230.00	10/18/2024	(1)	(21,086)	(24)	(188)	164
Morgan Stanley	Morgan Stanley & Co.	110.00	10/18/2024	(1)	(10,424)	(80)	(101)	21
Procter & Gamble Co.	Morgan Stanley & Co.	175.00	10/18/2024	(1)	(17,320)	(223)	(165)	(58)
Starbucks Corp.	Morgan Stanley & Co.	100.00	10/18/2024	(1)	(9,749)	(114)	(131)	17
United States Steel Corp.	Morgan Stanley & Co.	37.00	11/15/2024	(38)	(134,254)	(8,246)	(14,152)	5,906
United States Steel Corp.	Morgan Stanley & Co.	38.00	11/15/2024	(38)	(134,254)	(9,576)	(12,222)	2,646
United States Steel Corp.	Morgan Stanley & Co.	39.00	11/15/2024	(38)	(134,254)	(6,555)	(10,543)	3,988
United States Steel Corp.	Morgan Stanley & Co.	40.00	11/15/2024	(38)	(134,254)	(5,586)	(9,347)	3,761
Williams Cos., Inc.	Morgan Stanley & Co.	47.00	10/18/2024	(6)	(27,390)	(150)	(235)	85
Put
Willscot Holdings Corp.	Morgan Stanley & Co.	37.50	10/18/2024	(30)	(112,800)	(3,750)	(2,026)	(1,724)

Total						(37,045)	(52,516)	15,471

EXCHANGE TRADED
Call
U.S. Treasury 5-Year Future Option	Morgan Stanley & Co.	111.25	10/25/2024	(338)	(338,000)	(31,687)	(137,926)	106,239

Total Written Options						$(68,732)	$(190,442)	$121,710

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 0.1%
Consumer Staples: 0.0%
1,043	Endo, Inc.*	$26,857
648	Moran Foods LLC*	122

		26,979

Materials: 0.1%
563	Yak Blocker 2 LLC*	1,131
609	Yak Blocker 2 LLC*	1,224
2,411	Yak Blocker 2 LLC*	2,409
8,444	Yak Blocker 2 LLC*	8,436
22,605	Yak Blocker 2 LLC*	22,585

		35,785

TOTAL COMMON STOCKS (Cost $91,879)		62,764

PREFERRED STOCKS: 2.3%
Financials: 2.3%
	American National Group, Inc. - Series A
100	5.950%, 12/01/2024(a)(b)	2,473
	CION Investment Corp.
20,000	7.500%, 12/30/2029(c)*	498,400
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	43,080
	Crescent Capital BDC, Inc.
8,900	5.000%, 05/25/2026	216,715
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029	736,934
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	552,240
	Selective Insurance Group, Inc. - Series B
2,000	4.600%, 12/15/2025(b)(q)	39,520
	Trinity Capital, Inc.
25,000	7.875%, 03/30/2029	633,250

TOTAL PREFERRED STOCKS (Cost $2,838,602)		2,722,612

Principal Amount^
ASSET-BACKED SECURITIES: 18.7%
Home Equity ABS: 1.0%
	FIGRE Trust
$88,968	Series 2024-HE1-B 6.506%, 03/25/2054(a)(d)	90,747
137,954	Series 2024-HE2-C 6.720%, 05/25/2054(a)(d)	140,744
142,865	Series 2024-HE3-C 6.229%, 07/25/2054(a)(d)	145,033
	Finance of America HECM Buyout
100,000	Series 2022-HB2-M2 6.000%, 08/01/2032(a)(d)	99,551
	Morgan Stanley ABS Capital I, Inc. Trust
257,437	Series 2006-HE8-A2D 5.189%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.334%	114,532

Principal Amount^		Value
Home Equity ABS (continued)
$338,065	Series 2007-HE4-A2C 5.199%, 02/25/2037(e) 1 mo. USD Term SOFR + 0.344%	$111,085
	Morgan Stanley IXIS Real Estate Capital Trust
521,796	Series 2006-2-A3 5.119%, 11/25/2036(e) 1 mo. USD Term SOFR + 0.264%	171,070
339,167	Series 2006-2-A4 5.189%, 11/25/2036(e) 1 mo. USD Term SOFR + 0.334%	111,195
	Saluda Grade Alternative Mortgage Trust
86,190	Series 2023-FIG4-B 7.115%, 11/25/2053(a)(d)	88,471
	Vista Point Securitization Trust
136,678	Series 2024-CES1-A1 6.676%, 05/25/2054(d)(f)	139,127

		1,211,555

Other ABS: 17.7%
	AASET
245,857	Series 2024-1A-A1 6.261%, 05/16/2049(d)	255,336
	AASET Trust
128,693	Series 2019-1-A 3.844%, 05/15/2039(d)	124,279
220,258	Series 2019-2-B 4.458%, 10/16/2039(d)	133,272
138,939	Series 2020-1A-B 4.335%, 01/16/2040(d)	115,323
	AASET U.S. Ltd.
66,125	Series 2018-2A-A 4.454%, 11/18/2038(d)	63,685
	ABPCI Direct Lending Fund ABS I Ltd.
98,239	Series 2020-1A-B 4.935%, 12/29/2030(d)	94,925
	ABPCI Direct Lending Fund ABS IV LP
250,000	Series 2024-1A-B 9.639%, 05/01/2034(d)	252,214
	ABPCI Direct Lending Fund CLO XV Ltd.
250,000	Series 2023-15A-C 9.455%, 10/30/2035(d)(e) 3 mo. USD Term SOFR + 4.200%	254,779
	Adams Outdoor Advertising LP
280,000	Series 2023-1-A2 6.967%, 07/15/2053(d)	297,862
	Aligned Data Centers Issuer LLC
150,000	Series 2021-1A-B 2.482%, 08/15/2046(d)	140,516
	ALLO Issuer LLC
100,000	Series 2024-1A-B 7.150%, 07/20/2054(d)	102,373
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(d)	223,592

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Applebee’s Funding LLC/IHOP Funding LLC
$297,000	Series 2019-1A-A2II 4.723%, 06/05/2049(d)	$292,391
	Aquila Funding
250,000	7.400%, 09/30/2045	262,932
	ARES Direct Lending CLO 2 LLC
100,000	Series 2024-2A-D 1.000%, 10/20/2036(c)(d)(e) 3 mo. USD Term SOFR + 3.900%	100,394
	Ares Finance Co. LLC
500,000	0.000%, 10/15/2036(a)	667,300
	Blue Stream Issuer LLC
100,000	Series 2023-1A-B 6.898%, 05/20/2053(d)	101,550
	Business Jet Securities LLC
222,870	Series 2022-1A-B 5.192%, 06/15/2037(d)	219,044
492,258	Series 2024-1A-B 6.924%, 05/15/2039(d)	507,872
	CARS-DB4 LP
200,000	Series 2020-1A-B3 4.950%, 02/15/2050(d)	179,628
	CARS-DB7 LP
98,750	Series 2023-1A-A2 6.500%, 09/15/2053(d)	101,248
320,000	Series 2023-1A-B 7.750%, 09/15/2053(d)	328,727
	Castlelake Aircraft Securitization Trust
36,274	Series 2018-1-A 4.125%, 06/15/2043(d)	33,855
	Castlelake Aircraft Structured Trust
63,538	Series 2021-1A-B 6.656%, 01/15/2046(d)	61,472
	Cerberus Loan Funding XLII LLC
250,000	Series 2023-3A-C 9.436%, 09/13/2035(d)(e) 3 mo. USD Term SOFR + 4.150%	255,119
	Cerberus Loan Funding XLIV LLC
250,000	Series 2023-5A-C 9.501%, 01/15/2036(d)(e) 3 mo. USD Term SOFR + 4.200%	256,517
	Cerberus Loan Funding XLV LLC
250,000	Series 2024-1A-C 8.451%, 04/15/2036(d)(e) 3 mo. USD Term SOFR + 3.150%	252,529
	Cerberus Loan Funding XLVI LP
250,000	Series 2024-2A-C 8.356%, 07/15/2036(d)(e) 3 mo. USD Term SOFR + 3.050%	252,352
	Cerberus Loan Funding XLVII LLC
250,000	Series 2024-3A-D 9.682%, 07/15/2036(d)(e) 3 mo. USD Term SOFR + 4.350%	251,544

Principal Amount^		Value
Other ABS (continued)
	CFMT LLC
$100,000	Series 2022-HB9 M1 3.250%, 09/25/2037(a)(d)	$92,483
	CIFC Funding II Ltd.
250,000	Series 2017-2A-DR 8.644%, 04/20/2030(d)(e) 3 mo. USD Term SOFR + 3.362%	250,521
	DigitalBridge Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(d)	322,373
	Dryden 87 CLO Ltd.
300,000	Series 2021-87A-SUB 0.000%, 05/20/2034(a)(d)	155,924
	Elm Trust
45,336	Series 2020-4A-B 3.866%, 10/20/2029(d)	43,710
	Falcon Aerospace Ltd.
79,196	Series 2017-1-B 6.300%, 02/15/2042(d)	76,029
	First Franklin Mortgage Loan Trust
413,601	Series 2006-FF16-2A4 5.389%, 12/25/2036(e) 1 mo. USD Term SOFR + 0.534%	172,304
	FirstKey Homes Trust
150,000	Series 2020-SFR2-G1 4.000%, 10/19/2037(d)	146,024
100,000	Series 2020-SFR2-G2 4.500%, 10/19/2037(d)	97,514
	Fortress Credit BSL XV Ltd.
250,000	Series 2022-2A-CR 7.879%, 10/18/2033(d)(e) 3 mo. USD Term SOFR + 2.600%	252,339
	Fortress Credit Opportunities IX CLO Ltd.
250,000	Series 2017-9A-A2TR 7.363%, 10/15/2033(d)(e) 3 mo. USD Term SOFR + 2.062%	250,215
	GAIA Aviation Ltd.
173,883	Series 2019-1-A 3.967%, 12/15/2044(d)(f)	163,271
144,422	Series 2019-1-B 5.193%, 12/15/2044(d)(f)	130,231
	GoldenTree Loan Management U.S. CLO 9 Ltd.
250,000	Series 2021-9A-CR 7.682%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.400%	254,155
250,000	Series 2021-9A-DR 8.632%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 3.350%	252,708
	Golub Capital Partners ABS Funding Ltd.
70,280	Series 2020-1A-B 4.496%, 01/22/2029(d)	68,523

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Golub Capital Partners CLO 46M Ltd.
$250,000	Series 2019-46A-CR 8.332%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 3.050%	$252,226
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(d)	703,047
	IP Lending X Ltd.
320,000	Series 2023-10A-SNR 7.750%, 07/02/2029(d)	320,800
	Jersey Mike’s Funding
99,500	Series 2021-1A-A2I 2.891%, 02/15/2052(d)	94,504
	JOL Air Ltd.
150,968	Series 2019-1-A 3.967%, 04/15/2044(d)	145,817
	KDAC Aviation Finance Ltd.
132,347	Series 2017-1A-A 4.212%, 12/15/2042(d)	122,240
	LCM 35 Ltd.
520,000	Series 35A-SUB 0.000%, 10/15/2034(a)(d)	255,441
	LCM 37 Ltd.
300,000	Series 37A-SUB 0.000%, 04/15/2034(a)(d)	144,000
	LCM 39 Ltd.
250,000	Series 39A-E 14.131%, 10/15/2034(e)(d) 3 mo. USD Term SOFR + 8.830%	250,197
	Madison Park Funding LVIII Ltd.
250,000	Series 2024-58A-D 8.973%, 04/25/2037(d)(e) 3 mo. USD Term SOFR + 3.650%	253,773
	Madison Park Funding XLVIII Ltd.
250,000	Series 2021-48A-D 8.541%, 04/19/2033(d)(e) 3 mo. USD Term SOFR + 3.262%	250,655
	MAPS Trust
62,943	Series 2021-1A-A 2.521%, 06/15/2046(d)	58,728
	MCA Fund Holding LLC
105,006	Series 2020-1-B 4.247%, 11/15/2035(d)	99,594
	MidOcean Credit CLO VII
500,000	Series 2017-7A-CR 7.763%, 07/15/2029(d)(e) 3 mo. USD Term SOFR + 2.462%	501,552
	Monroe Capital ABS Funding Ltd.
136,827	Series 2021-1A-A2 2.815%, 04/22/2031(d)	132,447
	Monroe Capital Income Plus ABS Funding LLC
140,000	Series 2022-1A-B 5.150%, 04/30/2032(d)	128,140
	Nassau CFO LLC
107,744	Series 2019-1-A 3.980%, 08/15/2034(d)	99,171

Principal Amount^		Value
Other ABS (continued)
	Navigator Aircraft ABS Ltd.
$402,167	Series 2021-1-B 3.571%, 11/15/2046(d)(f)	$368,868
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.000%, 10/16/2034(a)(d)	166,390
	Newtek Small Business Loan Trust
25,019	Series 2018-1-A 7.450%, 02/25/2044(d)(e) U.S. (Fed) Prime Rate - 0.550%	24,888
11,372	Series 2018-1-B 8.750%, 02/25/2044(d)(e) U.S. (Fed) Prime Rate + 0.750%	11,328
	Northwoods Capital 20 Ltd.
250,000	Series 2019-20A-DR 9.816%, 01/25/2032(d)(e) 3 mo. USD Term SOFR + 4.532%	250,336
	OnDeck Asset Securitization Trust IV LLC
340,000	Series 2023-1A-B 8.250%, 08/19/2030(d)	353,841
	Oportun Issuance Trust
350,000	Series 2022-A-B 5.250%, 06/09/2031(d)	347,898
	Owl Rock CLO I LLC
250,000	Series 2019-1A-C 9.378%, 02/20/2036(d)(e) 3 mo. USD Term SOFR + 4.250%	256,142
	Owl Rock CLO III Ltd.
250,000	Series 2020-3A-BR 7.649%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 2.350%	252,129
	Owl Rock CLO XIII LLC
250,000	Series 2023-13A-B 8.164%, 09/20/2035(d)(e) 3 mo. USD Term SOFR + 3.350%	253,628
	Owl Rock CLO XVI LLC
250,000	Series 2024-16A-C 8.582%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 3.300%	252,995
	Oxford Finance Credit Fund III LP
400,000	Series 2024-A-B 7.548%, 01/14/2032(d)	406,943
	Oxford Finance Funding LLC
83,519	Series 2020-1A-B 4.037%, 02/15/2028(d)	82,782
	Oxford Finance Funding Trust
200,000	Series 2023-1A-B 7.879%, 02/15/2031(d)	198,026
	Palmer Square Loan Funding Ltd.
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(a)(d)	123,025
250,000	Series 2021-3A-C 8.044%, 07/20/2029(d)(e) 3 mo. USD Term SOFR + 2.762%	250,739

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
$200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(a)(d)	$115,342
250,000	Series 2023-2A-B 7.985%, 01/25/2032(d)(e) 3 mo. USD Term SOFR + 2.700%	250,477
575,000	Series 2024-3A-SUB 0.000%, 08/08/2032(d)(a)	572,596
	Preston Ridge Partners Mortgage LLC
63,410	Series 2021-5-A1 4.793%, 06/25/2026(d)(f)	63,176
	ReadyCap Lending Small Business Loan Trust
37,800	Series 2019-2-A 7.500%, 12/27/2044(d)(e) U.S. (Fed) Prime Rate - 0.500%	37,724
	Republic Finance Issuance Trust
240,000	Series 2020-A-B 3.540%, 11/20/2030(d)	238,674
	Sapphire Aviation Finance I Ltd.
87,576	Series 2018-1A-A 4.250%, 03/15/2040(d)	83,605
	Sapphire Aviation Finance II Ltd.
197,108	Series 2020-1A-B 4.335%, 03/15/2040(d)	156,765
	SERVPRO Master Issuer LLC
190,500	Series 2019-1A-A2 3.882%, 10/25/2049(d)	186,036
	Sonic Capital LLC
191,833	Series 2020-1A-A2I 3.845%, 01/20/2050(d)	186,403
47,958	Series 2020-1A-A2II 4.336%, 01/20/2050(d)	45,970
	Sprite Ltd.
152,617	Series 2021-1-A 3.750%, 11/15/2046(d)	146,267
	Stack Infrastructure Issuer LLC
250,000	Series 2020-1A-A2 1.893%, 08/25/2045(d)	242,718
	Start Ltd.
103,121	Series 2018-1-A 4.089%, 05/15/2043(d)	97,613
	Stream Innovations Issuer Trust
88,260	Series 2024-1A-A 6.270%, 07/15/2044(d)	90,672
	Subway Funding LLC
150,000	Series 2024-1A-A23 6.505%, 07/30/2054(d)	155,821
50,000	Series 2024-3A-A23 5.914%, 07/30/2054(d)	50,199
	Sunbird Engine Finance LLC
145,464	Series 2020-1A-B 4.703%, 02/15/2045(d)	136,782
	Switch ABS Issuer LLC
100,000	Series 2024-1A-A2 6.280%, 03/25/2054(d)	103,300
50,000	Series 2024-2A-A2 5.436%, 06/25/2054(d)	50,635

Principal Amount^		Value
Other ABS (continued)
	Symphony CLO 41 Ltd.
$360,000	Series 2024-41A-SUB 0.000%, 07/20/2037(a)(d)	$298,264
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.000%, 04/22/2035(a)(d)	435,694
	Taco Bell Funding LLC
187,500	Series 2016-1A-A23 4.970%, 05/25/2046(d)	187,929
	Thrust Engine Leasing DAC
382,511	Series 2021-1A-B 6.121%, 07/15/2040(d)	356,289
	Vault DI Issuer LLC
250,000	Series 2021-1A-A2 2.804%, 07/15/2046(d)	229,676
	VB-S1 Issuer LLC
250,000	Series 2022-1A-F 5.268%, 02/15/2052(d)	234,990
100,000	Series 2024-1A-F 8.871%, 05/15/2054(d)	103,804
	VCP RRL ABS I Ltd.
52,272	Series 2021-1A-C 5.425%, 10/20/2031(d)	48,464
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(a)(d)	263
	Willis Engine Structured Trust VII
220,275	Series 2023-A-A 8.000%, 10/15/2048(d)	234,789

		21,464,181

TOTAL ASSET-BACKED SECURITIES (Cost $23,596,288)		22,675,736

BANK LOANS: 18.9%
Basic Materials: 0.3%
	GEON Performance Solutions LLC
349,333	9.115%, 08/18/2028(e) 3 mo. USD Term SOFR + 4.250%	350,643
	Power Services Holding Co.
28,540	9.460%, 11/22/2028(e) 1 mo. USD Term SOFR + 4.500%	28,455

		379,098

Communications: 1.3%
	Cengage Learning, Inc.
99,500	9.538%, 03/22/2031(e) 6 mo. USD Term SOFR + 4.250%	99,836
	Connect Finco SARL
503,028	9.345%, 09/27/2029(e) 1 mo. USD Term SOFR + 4.500%	473,223
	Firstdigital Communications LLC
49,625	11.250%, 12/17/2026(e) U.S. (Fed) Prime Rate + 3.250%	48,505
	Midcontinent Communications
860,000	7.597%, 08/16/2031(e) 1 mo. USD Term SOFR + 2.500%	865,375

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Communications (continued)
	Syndigo LLC
$120,008	9.460%, 12/15/2027(e) 1 mo. USD Term SOFR + 4.500%	$119,857
	Xplornet Communications, Inc.
59,365	0.000%, 10/02/2028(g)	10,686

		1,617,482

Consumer, Cyclical: 2.4%
	ABG Intermediate Holdings 2 LLC
150,000	0.000%, 12/21/2028(h)	150,328
	Accuride Corp.
38,342	11.927%, 05/18/2026(e)(i) 1 mo. USD Term SOFR + 1.000% Cash, 5.870% PIK	25,953
8,154	14.845%, 10/07/2024(e)	7,766
	Allen Media LLC
506,067	10.254%, 02/10/2027(e) 3 mo. USD Term SOFR + 5.500%	331,633
	Alterra Mountain Co.
99,750	8.345%, 05/31/2030(e) 1 mo. USD Term SOFR + 3.500%	100,207
	American Airlines, Inc.
525,000	10.294%, 04/20/2028(e) 3 mo. USD Term SOFR + 4.750%	540,529
	Caesars Entertainment, Inc.
49,750	7.595%, 02/06/2031(e) 1 mo. USD Term SOFR + 2.750%	49,824
	Fertitta Entertainment LLC
99,237	8.847%, 01/27/2029(e) 1 mo. USD Term SOFR + 3.750%	99,075
	First Brands Group LLC
93,382	9.865%, 03/30/2027(e) 3 mo. USD Term SOFR + 5.000%	92,551
	Foundation Building Materials Holding Co. LLC
99,500	9.252%, 01/29/2031(e) 3 mo. USD Term SOFR + 4.000%	97,109
	FR Refuel LLC
87,705	9.710%, 11/08/2028(e) 1 mo. USD Term SOFR + 4.750%	86,389
	Gibson Brands, Inc.
97,250	10.579%, 08/11/2028(e) 6 mo. USD Term SOFR + 5.000%	93,036
	Laseraway Intermediate Holdings II LLC
90,969	11.297%, 10/14/2027(e) 3 mo. USD Term SOFR + 5.750%	90,685
	Pacific Bells LLC
59,563	9.365%, 11/10/2028(e) 3 mo. USD Term SOFR + 4.500%	59,694

Principal Amount^		Value
Consumer, Cyclical (continued)
	PCI Gaming Authority
$99,750	6.845%, 07/18/2031(e) 1 mo. USD Term SOFR + 2.000%	$99,296
	Peer Holding III BV
100,000	7.604%, 07/01/2031(e) 3 mo. USD Term SOFR + 3.000%	100,437
	Recess Holdings, Inc.
99,251	9.752%, 02/20/2030(e) 3 mo. USD Term SOFR + 4.500%	99,772
	Tacala LLC
49,750	8.845%, 01/31/2031(e) 1 mo. USD Term SOFR + 4.000%	49,887
	United Airlines, Inc.
671,625	8.033%, 02/22/2031(e) 3 mo. USD Term SOFR + 2.750%	673,724
	Weber-Stephen Products LLC
97,500	9.195%, 10/30/2027(e) 1 mo. USD Term SOFR + 4.250%	92,198

		2,940,093

Consumer, Non-cyclical: 4.9%
	Albion Financing 3 SARL
99,750	0.000%, 08/17/2029(h)	100,498
	American Residential Services LLC
149,611	8.365%, 10/15/2027(e) 3 mo. USD Term SOFR + 3.500%	150,080
	Bausch Health Cos., Inc.
93,188	10.195%, 02/01/2027(e) 1 mo. USD Term SOFR + 5.250%	89,658
	Blue Ribbon LLC
215,769	11.580%, 05/08/2028(e) 3 mo. USD Term SOFR + 6.000%	152,387
	Cardenas Markets, Inc.
98,741	11.454%, 08/01/2029(e) 3 mo. USD Term SOFR + 6.750%	97,671
	Chef’s Warehouse Leasing Co. LLC
87,333	8.845%, 08/23/2029(e) 1 mo. USD Term SOFR + 4.000%	87,688
	CHG PPC Parent LLC
69,638	7.710%, 12/08/2028(e) 1 mo. USD Term SOFR + 2.750%	69,551
	Congruex Group LLC
44,530	11.152%, 05/03/2029(e) 3 mo. USD Term SOFR + 5.750%	34,940
	Crash Champions LLC
129,677	9.852%, 02/23/2029(e) 3 mo. USD Term SOFR + 4.750%	125,193

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Consumer, Non-cyclical (continued)
	Dermatology Intermediate Holdings III, Inc.
$98,738	9.095%, 03/30/2029(e) 1 mo. USD Term SOFR + 4.250%	$94,347
	EyeCare Partners LLC
83,939	9.990%, 11/30/2028(e) 3 mo. USD Term SOFR + 4.610%	60,961
20,039	11.030%, 08/31/2028(e) 3 mo. USD Term SOFR + 5.750%	20,238
	Florida Food Products LLC
66,907	9.960%, 10/18/2028(e) 1 mo. USD Term SOFR + 5.000%	59,077
	Fugue Finance BV
99,750	8.807%, 02/26/2031(e) 3 mo. USD Term SOFR + 3.750%	100,486
	Global Medical Response, Inc.
255,235	10.461%, 10/31/2028(e) 1 mo. USD Term SOFR + 5.500%	254,179
	Help At Home, Inc.
1,353	9.857%, 10/29/2027(e) 1 mo. USD Term SOFR + 5.000%	1,357
21,194	9.857%, 10/29/2027(e) 1 mo. USD Term SOFR + 5.000%	21,247
146,771	9.857%, 10/29/2027(e) 1 mo. USD Term SOFR + 5.000%	147,138
	Holding Socotec
97,000	9.342%, 06/30/2028(e) 3 mo. USD Term SOFR + 4.250%	97,061
	Imagefirst Holdings LLC
37,599	8.854%, 04/27/2028(e) 3 mo. USD Term SOFR + 4.250%	37,505
	Inception Holdco SARL
99,750	9.104%, 04/09/2031(e) 3 mo. USD Term SOFR + 4.500%	100,560
	MB2 Dental Solutions LLC
6,000	10.845%-10.931%, 02/13/2031(e) 1 mo. USD Term SOFR + 6.000%	5,250
96,041	10.845%, 02/13/2031(e) 1 mo. USD Term SOFR + 6.000%	95,846
5,294	10.845%, 02/13/2031(e) 1 mo. USD Term SOFR + 6.000%	5,294
	Medline Borrower LP
364,162	7.595%, 10/23/2028(e) 1 mo. USD Term SOFR + 2.750%	364,721

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Midwest Veterinary Partners LLC
$97,256	8.868%, 04/27/2028(e) 1 mo. USD Term SOFR + 3.750%	$97,388
	Moran Foods LLC
12,145	11.954%, 06/30/2026(e) 3 mo. USD Term SOFR + 7.250%	4,116
5,688	11.954%, 06/30/2026(e)(i) 3 mo. USD Term SOFR + 7.250%, PIK	1,928
11,623	17.353%, 06/30/2026(e)(i) 3 mo. USD Term SOFR + 2.000% Cash, 10.685% PIK	3,939
	MPH Acquisition Holdings LLC
737,200	9.569%, 09/01/2028(e) 3 mo. USD Term SOFR + 4.250%	559,166
	NFM & J LP
49,131	10.591%-11.102%, 11/30/2027(e) 3 mo. USD Term SOFR + 5.750%	48,314
48,346	11.102%, 11/30/2027(e) 3 mo. USD Term SOFR + 5.750%	47,541
	Priority Holdings LLC
324,188	0.000%, 05/16/2031(h)	324,238
538,650	9.807%, 05/16/2031(e) 3 mo. USD Term SOFR + 4.750%	538,733
	Resonetics LLC
100,000	8.715%, 06/18/2031(e) 1 mo. USD Term SOFR + 3.750%	100,250
	ScribeAmerica Intermediate Holdco LLC
45,607	9.669%, 04/03/2025(e) 3 mo. USD Term SOFR + 4.500%	31,165
	Sotera Health Holdings LLC
620,000	8.095%, 05/30/2031(e) 1 mo. USD Term SOFR + 3.250%	618,838
	Southern Veterinary Partners LLC
119,690	7.995%, 10/05/2027(e) 6 mo. USD Term SOFR + 3.750%	120,064
	System One Holdings LLC
884,529	8.504%, 03/02/2028(e) 3 mo. USD Term SOFR + 3.750%	886,740
	Women’s Care Enterprises LLC
190,361	9.852%, 01/15/2028(e) 3 mo. USD Term SOFR + 4.500%	184,491
	WW International, Inc.
9,000	8.460%, 04/13/2028(e) 1 mo. USD Term SOFR + 3.500%	2,482

		5,942,326

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Energy: 1.5%
	AL GCX Holdings LLC
$150,000	7.868%, 05/17/2029(e) 1 mo. USD Term SOFR + 2.750%	$150,500
	AL NGPL Holdings LLC
288,604	7.814%, 04/17/2028(e) 3 mo. USD Term SOFR + 2.500%	289,417
	BANGL LLC
99,001	9.825%, 02/01/2029(e) 3 mo. USD Term SOFR + 4.500%	99,248
	GIP II Blue Holding LP
30	8.595%, 09/29/2028(e) 1 mo. USD Term SOFR + 3.750%	30
	Medallion Midland Acquisition LLC
352,338	8.314%, 10/18/2028(e) 3 mo. USD Term SOFR + 3.500%	353,174
	Rockpoint Gas Storage Partners LP
900,000	0.000%, 09/18/2031(h)	897,377
	Venture Global Calcasieu Pass LLC
19,031	7.820%, 08/19/2026(e) 1 mo. USD Term SOFR + 2.875%	19,078

		1,808,824

Financial: 3.1%
	Advisor Group, Inc.
99,501	8.845%, 08/17/2028(e) 1 mo. USD Term SOFR + 4.000%	98,552
	AllSpring Buyer LLC
151,900	8.625%, 11/01/2028(e) 3 mo. USD Term SOFR + 4.000%	151,995
194,005	8.137%, 11/01/2028(e) 3 mo. USD Term SOFR + 3.250%	193,641
	AqGen Island Holdings, Inc.
99,215	8.460%, 08/02/2028(e) 1 mo. USD Term SOFR + 3.500%	99,340
	Ardonagh Midco 3 PLC
50,000	8.535%, 02/15/2031(e) 3 mo. USD Term SOFR + 3.750%	50,180
	Aretec Group, Inc.
99,001	8.845%, 08/09/2030(e) 1 mo. USD Term SOFR + 4.000%	97,117
	Asurion LLC
98,747	9.195%, 08/19/2028(e) 1 mo. USD Term SOFR + 4.250%	97,442
	Blackhawk Network Holdings, Inc.
29,925	9.845%, 03/12/2029(e) 1 mo. USD Term SOFR + 5.000%	30,093

Principal Amount^		Value
Financial (continued)
	Capstone Acquisition Holdings, Inc.
$137,924	9.445%, 11/12/2029(e) 1 mo. USD Term SOFR + 4.500%	$137,141
	Chrysaor Bidco SARL
6,886	0.000%, 05/14/2031(h)	6,922
93,114	0.000%, 07/14/2031(h)	93,603
	Citadel Securities LP
98,760	7.095%, 07/29/2030(e) 1 mo. USD Term SOFR + 2.250%	98,810
	Eisner Advisory Group LLC
99,251	8.845%, 02/28/2031(e) 1 mo. USD Term SOFR + 4.000%	99,713
	Fiserv Investment Solutions, Inc.
99,223	9.128%, 02/18/2027(e) 3 mo. USD Term SOFR + 4.000%	95,626
	Higginbotham Insurance Agency, Inc.
142,926	9.350%, 11/24/2028(e) 1 mo. USD Term SOFR + 4.500%	141,801
	HighTower Holdings LLC
135,407	8.764%, 04/21/2028(e) 3 mo. USD Term SOFR + 3.500%	135,640
	HUB International Ltd.
99,501	8.225%, 06/20/2030(e) 3 mo. USD Term SOFR + 3.000%	99,468
	HV Eight LLC
424,946 (EUR)	6.845%, 11/22/2027(e) 3 mo. EURIBOR + 3.500%	473,735
	Jones Deslauriers Insurance Management, Inc.
99,500	8.353%, 03/15/2030(e) 3 mo. USD Term SOFR + 3.250%	99,599
	LendingTree, Inc.
547,400	8.960%, 09/15/2028(e) 1 mo. USD Term SOFR + 4.000%	544,937
	Midcap Financial Holdings Trust
435,000	8.557%, 04/15/2027(e) 3 mo. USD Term SOFR + 3.500%	435,000
	PMH Newco LP
263,198	7.818%, 10/02/2030(e) 3 mo. USD Term SOFR + 3.150%	262,582
	PMH SPV C LLC
75,159	7.818%, 10/02/2030(e) 3 mo. USD Term SOFR + 3.150%	74,637
	Saphilux SARL
99,500	8.561%, 07/18/2028(e) 3 mo. USD Term SOFR + 3.500%	99,811

		3,717,385

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Industrial: 2.3%
	Anchor Packaging, Inc.
$98,971	8.595%, 07/18/2029(e) 1 mo. USD Term SOFR + 3.750%	$99,443
	API Holdings III LLC
7,802	11.604%, 03/25/2027(e)(i) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	7,631
103,603	11.604%, 05/10/2027(e)(i) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	76,505
	Arcline FM Holdings LLC
99,744	9.567%, 06/23/2028(e) 6 mo. USD Term SOFR + 4.500%	100,065
	Azuria Water Solutions, Inc.
99,251	8.595%, 05/17/2028(e) 1 mo. USD Term SOFR + 3.750%	99,779
	Bettcher Industries, Inc.
99,490	8.604%, 12/14/2028(e) 3 mo. USD Term SOFR + 4.000%	99,158
	Bleriot U.S. Bidco, Inc.
98,753	7.854%, 10/31/2030(e) 3 mo. USD Term SOFR + 3.250%	98,999
	CP Atlas Buyer, Inc.
98,755	8.695%, 11/23/2027(e) 1 mo. USD Term SOFR + 3.750%	97,634
	Dispatch Acquisition Holdings LLC
59,917	9.004%, 03/27/2028(e) 3 mo. USD Term SOFR + 4.250%	54,797
	EMRLD Borrower LP
410,000	7.557%, 08/04/2031(e) 3 mo. USD Term SOFR + 2.500%	409,670
85,111	7.557%, 05/31/2030(e) 3 mo. USD Term SOFR + 2.500%	85,048
	Ilpea Parent, Inc.
473,305	8.845%, 06/22/2028(e) 1 mo. USD Term SOFR + 4.500%	474,488
	Michael Baker International LLC
49,875	9.595%, 12/01/2028(e) 1 mo. USD Term SOFR + 4.750%	50,187
	Orion Group Holdco LLC
52,831	10.865%, 03/19/2027(e) 3 mo. USD Term SOFR + 6.000%	52,429
1,304	13.500%, 03/19/2027(e) 3 mo. USD Term SOFR + 6.000%	1,174
34,417	10.865%, 03/19/2027(e) 3 mo. USD Term SOFR + 6.250%	33,723

Principal Amount^		Value
Industrial (continued)
	Pelican Products, Inc.
$98,731	9.115%, 12/29/2028(e) 3 mo. USD Term SOFR + 4.250%	$91,379
	Propulsion BC Finco SARL
655,663	8.354%, 09/14/2029(e) 3 mo. USD Term SOFR + 3.750%	658,535
	Quikrete Holdings, Inc.
99,500	7.345%, 04/14/2031(e) 1 mo. USD Term SOFR + 2.500%	99,647
	Service Logic Acquisition, Inc.
98,730	8.314%, 10/29/2027(e) 3 mo. USD Term SOFR + 3.500%	99,131

		2,789,422

Technology: 2.1%
	Apttus Corp.
128,728	8.557%, 05/08/2028(e) 3 mo. USD Term SOFR + 3.500%	129,355
	Aston FinCo SARL
95,500	9.210%, 10/09/2026(e) 1 mo. USD Term SOFR + 4.250%	91,023
	Athenahealth Group, Inc.
569,847	8.095%, 02/15/2029(e) 1 mo. USD Term SOFR + 3.250%	567,237
	Atlas CC Acquisition Corp.
15,746	9.569%, 05/25/2028(e) 3 mo. USD Term SOFR + 4.250%	12,238
3,203	9.569%, 05/25/2028(e) 3 mo. USD Term SOFR + 4.250%	2,489
	Avalara, Inc.
136,364	10.854%, 10/19/2028(e) 3 mo. USD Term SOFR + 6.250%	135,046
	Banff Merger Sub, Inc.
100,000	9.005%, 07/30/2031(e) 3 mo. USD Term SOFR + 3.750%	99,921
	Central Parent, Inc.
615,350	7.854%, 07/06/2029(e) 3 mo. USD Term SOFR + 3.250%	609,710
	Darktrace PLC
80,000	0.000%, 07/02/2031(h)	78,866
	Drake Software LLC
150,000	9.095%, 06/26/2031(e) 3 mo. USD Term SOFR + 4.250%	144,750
	Finastra USA, Inc.
4,632	12.181%, 09/13/2029(e) 3 mo. USD Term SOFR + 7.250%	4,607

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Technology (continued)
$90,545	12.181%, 09/13/2029(e) 3 mo. USD Term SOFR + 7.250%	$89,873
	Modena Buyer LLC
100,000	9.104%, 07/01/2031(e) 3 mo. USD Term SOFR + 4.500%	95,969
	Pegasus Bidco Ltd.
50,000	9.104%, 08/16/2031(e) 3 mo. USD Term SOFR + 4.500%	50,063
	Press Ganey Holdings, Inc.
100,000	8.345%, 04/30/2031(e) 1 mo. USD Term SOFR + 3.500%	99,902
	Project Ruby Ultimate Parent Corp.
99,500	8.460%, 03/10/2028(e) 1 mo. USD Term SOFR + 3.500%	99,612
	Sitecore Holding III AS
128,788	13.296%, 03/12/2029(e) 6 mo. USD Term SOFR + 7.750%	128,285
	World Wide Technology Holding Co. LLC
88,803	7.815%, 03/01/2030(e) 1 mo. USD Term SOFR + 2.750%	89,136

		2,528,082

Utilities: 1.0%
	Calpine Construction Finance Co. LP
99,500	6.845%, 07/31/2030(e) 1 mo. USD Term SOFR + 2.000%	98,961
	Eastern Power LLC
1,101,582	10.095%, 04/03/2028(e) 1 mo. USD Term SOFR + 5.250%	1,104,270

		1,203,231

TOTAL BANK LOANS (Cost $23,423,356)		22,925,943

CONVERTIBLE BONDS: 0.2%
Communications: 0.0%
	Cable One, Inc.
50,000	0.000%, 03/15/2026(j)	46,000

Energy: 0.2%
	NextEra Energy Partners LP
240,000	2.500%, 06/15/2026(d)	226,490

TOTAL CONVERTIBLE BONDS (Cost $262,942)		272,490

CORPORATE BONDS: 42.1%
Basic Materials: 0.9%
	Alcoa Nederland Holding BV
200,000	5.500%, 12/15/2027(d)	200,925
	Arsenal AIC Parent LLC
100,000	8.000%, 10/01/2030(d)	107,434

Principal Amount^		Value
Basic Materials (continued)
	International Flavors & Fragrances, Inc.
$90,000	1.230%, 10/01/2025(d)	$86,897
	Mativ Holdings, Inc.
346,000	6.875%, 10/01/2026(d)	346,007
	Minerals Technologies, Inc.
65,000	5.000%, 07/01/2028(d)	63,209
	Novelis Corp.
100,000	3.250%, 11/15/2026(d)	96,584
	SCIL IV LLC/SCIL USA Holdings LLC
100,000 (EUR)	9.500%, 07/15/2028(d)	120,593
	SK Invictus Intermediate II SARL
100,000	5.000%, 10/30/2029(d)	96,096

		1,117,745

Communications: 3.3%
	Altice France SA
200,000	5.500%, 10/15/2029(d)	140,308
	AMC Networks, Inc.
50,000	10.250%, 01/15/2029(d)	51,427
150,000	4.250%, 02/15/2029	108,636
	British Telecommunications PLC
200,000	4.875%, 11/23/2081(a)(d) 5 yr. CMT + 3.493%	185,050
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,105,000	7.375%, 03/01/2031(d)	1,132,509
	Cogent Communications Group LLC
100,000	3.500%, 05/01/2026(d)	97,568
	Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
100,000	7.000%, 06/15/2027(d)	101,799
	Connect Finco SARL/Connect U.S. Finco LLC
330,000	6.750%, 10/01/2026(d)	330,000
290,000	9.000%, 09/15/2029(d)	281,121
	LCPR Senior Secured Financing DAC
200,000	5.125%, 07/15/2029(d)(q)	163,740
	Level 3 Financing, Inc.
38,188	11.000%, 11/15/2029(d)	42,359
231,000	4.500%, 04/01/2030(d)	180,003
	Match Group Holdings II LLC
50,000	5.000%, 12/15/2027(d)	49,583
50,000	4.625%, 06/01/2028(d)	48,663
	McGraw-Hill Education, Inc.
100,000	5.750%, 08/01/2028(d)	98,901
40,000	8.000%, 08/01/2029(d)	40,184
	Paramount Global
16,000	5.900%, 10/15/2040	14,199
10,000	4.850%, 07/01/2042	7,974
8,000	5.250%, 04/01/2044	6,391
28,000	4.900%, 08/15/2044	21,510
5,000	4.600%, 01/15/2045	3,695
	Sirius XM Radio, Inc.
100,000	3.125%, 09/01/2026(d)	96,643
	TEGNA, Inc.
615,000	4.625%, 03/15/2028	589,152
	Virgin Media Finance PLC
100,000	5.000%, 07/15/2030(d)	87,995

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Vodafone Group PLC
$100,000	5.125%, 06/04/2081(a) 5 yr. CMT + 3.073%	$82,578

		3,961,988

Consumer, Cyclical: 3.9%
	Advance Auto Parts, Inc.
100,000	5.900%, 03/09/2026	101,069
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(d)	72,885
	Air Canada Pass Through Trust
14,315	Series 2020-2-A 5.250%, 10/01/2030(d)	14,350
	Allwyn Entertainment Financing U.K. PLC
120,000 (EUR)	7.250%, 04/30/2030	142,482
	Asbury Automotive Group, Inc.
44,000	4.625%, 11/15/2029(d)	42,000
	Beacon Roofing Supply, Inc.
100,000	6.500%, 08/01/2030(d)	103,599
	CD&R Smokey Buyer, Inc.
100,000	6.750%, 07/15/2025(d)	100,058
	Clarios Global LP/Clarios U.S. Finance Co.
100,000	6.250%, 05/15/2026(d)	100,050
	Deuce Finco PLC
100,000 (GBP)	5.500%, 06/15/2027(d)	131,727
	Ferrellgas LP/Ferrellgas Finance Corp.
140,000	5.375%, 04/01/2026(d)	139,787
	Flutter Treasury DAC
200,000	6.375%, 04/29/2029(d)	207,291
	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
791,000	11.000%, 04/15/2029(d)	796,600
	International Game Technology PLC
200,000	4.125%, 04/15/2026(d)	197,544
	JB Poindexter & Co., Inc.
30,000	8.750%, 12/15/2031(d)	31,784
	Lightning eMotors, Inc.
65,000	7.500%, 03/01/2037	60,992
130,000	Series 2022-1-A 5.500%, 03/01/2037	121,940
	Macy’s Retail Holdings LLC
577,000	5.875%, 03/15/2030(d)	566,597
	Motel One GmbH/Muenchen
100,000 (EUR)	7.750%, 04/02/2031(d)	117,708
	Murphy Oil USA, Inc.
125,000	3.750%, 02/15/2031(d)	112,747
	Nordstrom, Inc.
485,000	4.375%, 04/01/2030	443,343
	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
100,000	8.000%, 08/01/2030(d)	104,095
	Penn Entertainment, Inc.
100,000	4.125%, 07/01/2029(d)	91,123
	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
100,000	6.625%, 03/01/2030(d)	99,341

Principal Amount^		Value
Consumer, Cyclical (continued)
	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
$125,000	6.625%, 05/01/2032(d)	$129,557
	Superior Plus LP/Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(d)	95,247
	Thunderbird Entertainment Group, Inc.
65,000	7.500%, 03/01/2037	60,992
130,000	Series 2022-1-A 5.500%, 03/01/2037	121,940
	United Airlines, Inc.
100,000	4.375%, 04/15/2026(d)	98,556
	Velocity Vehicle Group LLC
100,000	8.000%, 06/01/2029(d)	104,151
	Versuni Group BV
100,000 (EUR)	3.125%, 06/15/2028	105,980
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
100,000	6.250%, 03/15/2033(d)(q)	101,470

		4,717,005

Consumer, Non-cyclical: 3.3%
	ADT Security Corp.
100,000	4.875%, 07/15/2032(d)	95,606
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
100,000	3.250%, 03/15/2026(d)	96,787
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	8,382
	Ashtead Capital, Inc.
420,000	5.500%, 08/11/2032(d)	430,107
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
510,000	8.250%, 01/15/2030(d)(q)	522,510
	Bausch Health Cos., Inc.
725,000	4.875%, 06/01/2028(d)	568,034
	BCP V Modular Services Finance II PLC
100,000 (EUR)	4.750%, 11/30/2028(d)	108,648
	Block, Inc.
100,000	6.500%, 05/15/2032(d)	104,258
	Boost Newco Borrower LLC
200,000	7.500%, 01/15/2031(d)	214,788
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(d)	92,744
	Catalent Pharma Solutions, Inc.
72,000	3.125%, 02/15/2029(d)	71,000
	CPI CG, Inc.
30,000	10.000%, 07/15/2029(d)	31,603
	Endo Luxembourg Finance SARL
100,000	0.000%, 04/01/2029(d)	0
	GXO Logistics, Inc.
100,000	6.250%, 05/06/2029	105,243
	IQVIA, Inc.
200,000	5.000%, 10/15/2026(d)	199,640
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
50,000	3.750%, 12/01/2031	46,019
100,000	4.375%, 02/02/2052	79,456

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	JDR Owner LLC
$250,000	1.000%, 01/31/2026(a)	$250,000
	Medline Borrower LP
100,000	3.875%, 04/01/2029(d)	94,755
	Medline Borrower LP/Medline Co.-Issuer, Inc.
100,000	6.250%, 04/01/2029(d)	103,182
	Perrigo Finance Unlimited Co.
100,000 (EUR)	5.375%, 09/30/2032	113,563
	Prime Security Services Borrower LLC/Prime Finance, Inc.
100,000	5.750%, 04/15/2026(d)	100,548
	Smithfield Foods, Inc.
150,000	2.625%, 09/13/2031(d)	127,067
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(d)	176,291
	TriNet Group, Inc.
100,000	7.125%, 08/15/2031(d)	104,269
	Valvoline, Inc.
66,000	3.625%, 06/15/2031(d)	59,130
	Verisure Holding AB
100,000 (EUR)	5.500%, 05/15/2030(d)	114,996
	WW International, Inc.
91,000	4.500%, 04/15/2029(d)	20,849

		4,039,475

Energy: 2.8%
	BP Capital Markets PLC
250,000	4.875%, 03/22/2030(a)(b) 5 yr. CMT + 4.398%	248,069
	Buckeye Partners LP
100,000	3.950%, 12/01/2026	97,164
	Cheniere Energy Partners LP
100,000	5.750%, 08/15/2034(d)	104,292
	CTL AZ Battery Property
100,000	6.730%, 02/20/2046	104,937
	CVR Energy, Inc.
100,000	8.500%, 01/15/2029(d)	101,313
	DT Midstream, Inc.
100,000	4.125%, 06/15/2029(d)	95,728
	Energy Transfer LP
510,000	7.375%, 02/01/2031(d)	542,927
	Global Partners LP/GLP Finance Corp.
100,000	7.000%, 08/01/2027	100,825
25,000	6.875%, 01/15/2029	25,146
	Hess Midstream Operations LP
100,000	5.625%, 02/15/2026(d)	100,130
	HF Sinclair Corp.
100,000	6.375%, 04/15/2027	101,394
	ITT Holdings LLC
125,000	6.500%, 08/01/2029(d)	118,595
	Kinetik Holdings LP
100,000	5.875%, 06/15/2030(d)	100,758
	Midwest Connector Capital Co. LLC
99,000	4.625%, 04/01/2029(d)	98,472
	NuStar Logistics LP
100,000	6.375%, 10/01/2030	104,054
	Occidental Petroleum Corp.
100,000	7.875%, 09/15/2031	115,939
	Parkland Corp.
100,000	4.625%, 05/01/2030(d)	94,398

Principal Amount^		Value
Energy (continued)
	Sunoco LP
$460,000	7.000%, 05/01/2029(d)	$481,013
50,000	7.250%, 05/01/2032(d)	53,043
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
150,000	5.500%, 03/01/2030	152,843
	TransMontaigne Partners LP/TLP Finance Corp.
100,000	6.125%, 02/15/2026	98,358
	Venture Global Calcasieu Pass LLC
100,000	3.875%, 08/15/2029(d)	94,682
	Venture Global LNG, Inc.
50,000	9.500%, 02/01/2029(d)	56,206
50,000	9.000%, 09/30/2029(a)(b)(d) 5 yr. CMT + 5.440%	50,730
50,000	9.875%, 02/01/2032(d)	55,606
	Viper Energy, Inc.
150,000	5.375%, 11/01/2027(d)	149,655

		3,446,277

Financial: 21.1%
	AccorInvest Group SA
100,000 (EUR)	6.375%, 10/15/2029(d)(c)	115,571
	Aegon Ltd.
300,000	5.500%, 04/11/2048(a) 6 mo. USD LIBOR + 3.540%	300,471
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
100,000	7.000%, 01/15/2031(d)	102,858
	American Coastal Insurance Corp.
255,000	7.250%, 12/15/2027	241,324
	AP Grange Holdings
400,000	6.500%, 03/20/2045	403,316
	Apollo Management Holdings LP
700,000	4.950%, 01/14/2050(a)(d) 5 yr. CMT + 3.266%	698,250
	Arbor Realty SR, Inc.
685,000	Series QIB 8.500%, 10/15/2027(d)	650,470
	AXIS Specialty Finance LLC
400,000	4.900%, 01/15/2040(a) 5 yr. CMT + 3.186%	383,801
	Bank of America Corp.
950,000	Series RR 4.375%, 01/27/2027(a)(b) 5 yr. CMT + 2.760%	921,785
	BlackRock TCP Capital Corp.
395,000	6.950%, 05/30/2029	402,707
	Blackstone Mortgage Trust, Inc.
197,000	3.750%, 01/15/2027(d)	183,293
	Blue Owl Technology Finance Corp. II
495,000	6.750%, 04/04/2029(d)	497,202
	Brazilian Merchant Voucher Receivables Ltd.
121,926	4.180%, 04/07/2028(a)(k)	120,258
	Bread Financial Holdings, Inc.
745,000	9.750%, 03/15/2029(d)	788,498
	Brightsphere Investment Group, Inc.
235,000	4.800%, 07/27/2026	230,405
	Ceamer Finance II LLC
231,717	6.920%, 11/15/2037	233,240

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Charles Schwab Corp.
$100,000	Series H 4.000%, 12/01/2030(a)(b) 10 yr. CMT + 3.079%	$89,519
	CION Investment Corp.
230,000	4.500%, 02/11/2026	224,391
	Citigroup, Inc.
100,000	Series W 4.000%, 12/10/2025(a)(b) 5 yr. CMT + 3.597%	98,222
150,000	Series X 3.875%, 02/18/2026(a)(b) 5 yr. CMT + 3.417%	144,714
	CNO Financial Group, Inc.
50,000	6.450%, 06/15/2034(q)	52,723
	Comerica Bank
645,000	4.000%, 07/27/2025	639,711
	Corebridge Financial, Inc.
660,000	6.875%, 12/15/2052(a) 5 yr. CMT + 3.846%	682,702
	Cushman & Wakefield U.S. Borrower LLC
71,000	6.750%, 05/15/2028(d)	72,008
	Doctors Co. An Interinsurance Exchange
350,000	4.500%, 01/18/2032(d)	296,421
	Dyal Capital Partners III
132,000	Series B 6.550%, 06/15/2044	136,221
	Dyal Capital Partners LP
168,000	6.550%, 06/15/2044	173,373
	Encore Capital Group, Inc.
200,000	8.500%, 05/15/2030(d)	210,971
	Enstar Finance LLC
230,000	5.750%, 09/01/2040(a) 5 yr. CMT + 5.468%	227,571
950,000	5.500%, 01/15/2042(a) 5 yr. CMT + 4.006%	887,180
	Equitable Holdings, Inc.
146,000	Series B 4.950%, 09/15/2025(a)(b)(q) 5 yr. CMT + 4.736%	144,978
	F&G Annuities & Life, Inc.
400,000	7.400%, 01/13/2028	422,797
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(d)	295,600
	Fidelis Insurance Holdings Ltd.
630,000	6.625%, 04/01/2041(a)(d) 5 yr. CMT + 6.323%	626,592
	Fifth Third Bancorp
400,000	6.361%, 10/27/2028(a) 1 day USD SOFR Index + 2.192%	421,303
	Focus Financial Partners LLC
100,000	6.750%, 09/15/2031(d)	100,876
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	94,732
	Global Atlantic Fin Co.
516,000	7.950%, 06/15/2033(d)	588,566
50,000	4.700%, 10/15/2051(a)(d) 5 yr. CMT + 3.796%	47,876

Principal Amount^		Value
Financial (continued)
$24,000	6.750%, 03/15/2054(d)	$25,524
210,000	7.950%, 10/15/2054(a)(d) 5 yr. CMT + 3.608%	219,729
	Globe Life, Inc.
30,000	5.850%, 09/15/2034	30,986
	GLP Capital LP/GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	50,917
140,000	4.000%, 01/15/2031	131,788
	Goldman Sachs Group, Inc.
100,000	Series U 3.650%, 08/10/2026(a)(b) 5 yr. CMT + 2.915%	95,030
150,000	Series X 7.500%, 05/10/2029(a)(b) 5 yr. CMT + 2.809%	159,299
	HA Sustainable Infrastructure Capital, Inc.
575,000	6.375%, 07/01/2034(d)	588,277
	HAT Holdings I LLC/HAT Holdings II LLC
450,000	3.375%, 06/15/2026(d)	436,073
	Horace Mann Educators Corp.
54,000	7.250%, 09/15/2028	58,702
	Host Hotels & Resorts LP
150,000	Series I 3.500%, 09/15/2030	139,128
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(d)	96,828
	Iron Mountain, Inc.
150,000	5.625%, 07/15/2032(d)(q)	149,498
	Jane Street Group/JSG Finance, Inc.
100,000	4.500%, 11/15/2029(d)	96,253
170,000	7.125%, 04/30/2031(d)	180,255
	Jefferies Finance LLC/JFIN Co.-Issuer Corp.
200,000	5.000%, 08/15/2028(d)	190,353
	Kennedy-Wilson, Inc.
100,000	4.750%, 03/01/2029	92,662
100,000	4.750%, 02/01/2030	90,779
56,000	5.000%, 03/01/2031	50,250
	KKR Core Holding Co. LLC
89,531	4.000%, 08/12/2031	83,509
	Kuvare U.S. Holdings, Inc.
90,000	Series A 7.000%, 02/17/2051(a)(d) 5 yr. CMT + 6.541%	90,675
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(d)	147,989
	LPL Holdings, Inc.
150,000	4.000%, 03/15/2029(d)	143,562
	Lvnv Funding LLC
100,000	7.800%, 11/05/2028	106,687
	Main Street Capital Corp.
245,000	6.950%, 03/01/2029	255,630
	Markel Group, Inc.
170,000	6.000%, 06/01/2025(a)(b) 5 yr. CMT + 5.662%	170,029
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1,000,000	5.875%, 05/23/2042(a)(d) 5 yr. CMT + 3.982%	1,048,790

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Nationstar Mortgage Holdings, Inc.
$70,000	5.000%, 02/01/2026(d)(q)	$69,719
	Obra Longevity Fund LP
250,000	Class A 8.478%, 06/30/2039	254,425
	OFS Capital Corp.
620,000	4.750%, 02/10/2026	590,895
	OneAmerica Financial Partners, Inc.
70,000	4.250%, 10/15/2050(d)	51,972
	OneMain Finance Corp.
100,000	9.000%, 01/15/2029	106,053
	Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
535,000	6.375%, 02/01/2027(d)	531,952
	PartnerRe Finance B LLC
290,000	4.500%, 10/01/2050(a) 5 yr. CMT + 3.815%	269,683
	PennyMac Financial Services, Inc.
20,000	7.875%, 12/15/2029(d)	21,344
100,000	7.125%, 11/15/2030(d)	103,611
	RenaissanceRe Holdings Ltd.
425,000	5.750%, 06/05/2033	445,815
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
150,000	3.875%, 03/01/2031(d)	137,957
	Safehold GL Holdings LLC
100,000	6.100%, 04/01/2034	105,595
	Scentre Group Trust 2
410,000	5.125%, 09/24/2080(a)(d) 5 yr. CMT + 4.685%	404,598
	Sculptor Alternative Solutions LLC
500,000	6.000%, 05/15/2037(d)	431,600
	Sherwood Financing PLC
130,000 (EUR)	8.167%, 11/15/2027(e) 3 mo. EURIBOR + 4.625%	137,909
	SiriusPoint Ltd.
200,000	7.000%, 04/05/2029	209,886
	SLM Corp.
100,000	4.200%, 10/29/2025	98,953
	Starwood Property Trust, Inc.
560,000	4.375%, 01/15/2027(d)	544,767
	State Street Corp.
100,000	Series J 6.700%, 09/15/2029(a)(b) 5 yr. CMT + 2.628%	103,743
	Stewart Information Services Corp.
625,000	3.600%, 11/15/2031	549,856
	Strategic Credit Opportunities Partners LLC
345,000	Series A 4.250%, 04/01/2026	334,109
	Toronto-Dominion Bank
50,000	8.125%, 10/31/2082(a) 5 yr. CMT + 4.075%	53,765
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	304,246
	U.S. Bancorp
925,000	Series N 3.700%, 01/15/2027(a)(b) 5 yr. CMT + 2.541%	854,195
	United Wholesale Mortgage LLC
100,000	5.500%, 04/15/2029(d)	97,475

Principal Amount^		Value
Financial (continued)
	Universal Insurance Holdings, Inc.
$345,000	5.625%, 11/30/2026	$338,406
	VFH Parent LLC/Valor Co.-Issuer, Inc.
100,000	7.500%, 06/15/2031(d)	104,815
	Wells Fargo & Co.
100,000	7.625%, 09/15/2028(a)(b) 5 yr. CMT + 3.606%	109,148
100,000	6.850%, 09/15/2029(a)(b) 5 yr. CMT + 2.767%	104,526
100,000	Series BB 3.900%, 03/15/2026(a)(b) 5 yr. CMT + 3.453%	97,238
	Wilton RE Ltd.
190,000	6.000%, 10/22/2030(a)(b)(d) 5 yr. CMT + 5.266%	175,542

		25,625,496

Industrial: 3.2%
	Arcosa, Inc.
100,000	4.375%, 04/15/2029(d)	96,191
	Artera Services LLC
50,000	8.500%, 02/15/2031(d)	49,546
	Ball Corp.
100,000	6.875%, 03/15/2028	103,643
	Boeing Co.
100,000	6.528%, 05/01/2034(d)	107,379
	Brundage-Bone Concrete Pumping Holdings, Inc.
150,000	6.000%, 02/01/2026(d)	149,632
	Crown Americas LLC/Crown Americas Capital Corp. VI
100,000	4.750%, 02/01/2026	99,753
	EnerSys
100,000	6.625%, 01/15/2032(d)	103,553
	Enpro, Inc.
100,000	5.750%, 10/15/2026	99,348
	Enviri Corp.
175,000	5.750%, 07/31/2027(d)	171,934
	Flowserve Corp.
60,000	3.500%, 10/01/2030	55,859
	Fontainebleau Vegas
236,713	10.211%, 01/31/2026(e) 1 day USD Term SOFR + 5.650%	236,713
	GrafTech Finance, Inc.
105,000	4.625%, 12/15/2028(d)	70,169
	GrafTech Global Enterprises, Inc.
30,000	9.875%, 12/15/2028(d)	24,067
	Graphic Packaging International LLC
100,000	6.375%, 07/15/2032(d)	103,356
	Great Lakes Dredge & Dock Corp.
200,000	5.250%, 06/01/2029(d)	186,316
	Hillenbrand, Inc.
250,000	6.250%, 02/15/2029	254,707
	James Hardie International Finance DAC
250,000	5.000%, 01/15/2028(d)	247,711
	Masterbrand, Inc.
310,000	7.000%, 07/15/2032(d)	325,374
	Mauser Packaging Solutions Holding Co.
100,000	7.875%, 04/15/2027(d)	103,323

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
$100,000	6.750%, 04/01/2032(d)	$103,746
	Sealed Air Corp.
535,000	6.500%, 07/15/2032(d)	552,720
	Sealed Air Corp./Sealed Air Corp. U.S.
100,000	6.125%, 02/01/2028(d)	101,736
	Summit Materials LLC/Summit Materials Finance Corp.
100,000	7.250%, 01/15/2031(d)	105,917
	TD SYNNEX Corp.
100,000	6.100%, 04/12/2034	105,769
	TopBuild Corp.
50,000	3.625%, 03/15/2029(d)	46,663
	TransDigm, Inc.
100,000	6.875%, 12/15/2030(d)	104,798
	Wrangler Holdco Corp.
100,000	6.625%, 04/01/2032(d)	104,041
	XPO, Inc.
85,000	6.250%, 06/01/2028(d)	87,021

		3,900,985

Technology: 1.8%
	ACI Worldwide, Inc.
100,000	5.750%, 08/15/2026(d)	100,098
	Amentum Escrow Corp.
50,000	7.250%, 08/01/2032(d)	52,219
	ams-OSRAM AG
770,000	12.250%, 03/30/2029(d)	818,089
	Capstone Borrower, Inc.
100,000	8.000%, 06/15/2030(d)	106,081
	Central Parent, Inc./CDK Global, Inc.
100,000	7.250%, 06/15/2029(d)	102,341
	Cloud Software Group, Inc.
100,000	6.500%, 03/31/2029(d)	99,424
	Dye & Durham Ltd.
40,000	8.625%, 04/15/2029(d)	42,352
	Fair Isaac Corp.
100,000	5.250%, 05/15/2026(d)	100,188
	Foundry JV Holdco LLC
200,000	6.150%, 01/25/2032(d)	208,017
	Playtika Holding Corp.
100,000	4.250%, 03/15/2029(d)	91,865
	TeamSystem SpA
100,000 (EUR)	7.127%, 07/31/2031(d)(e) 3 mo. EURIBOR + 3.500%	112,100
	Twilio, Inc.
100,000	3.875%, 03/15/2031	92,487
	VC3, Inc.
209,229	3.500%, 10/15/2041	190,210

		2,115,471

Utilities: 1.8%
	Alexander Funding Trust II
605,000	7.467%, 07/31/2028(d)	653,644
	AmeriGas Partners LP/AmeriGas Finance Corp.
25,000	5.500%, 05/20/2025	24,932
50,000	5.875%, 08/20/2026	49,615

Principal Amount^		Value
Utilities (continued)
	Edison International
$300,000	7.875%, 06/15/2054(a) 5 yr. CMT + 3.658%	$315,868
445,000	Series A 5.375%, 03/15/2026(a)(b) 5 yr. CMT + 4.698%	441,783
	NextEra Energy Capital Holdings, Inc.
230,000	6.750%, 06/15/2054(a)(q) 5 yr. CMT + 2.457%	248,775
	Vistra Operations Co. LLC
385,000	6.950%, 10/15/2033(d)	434,463

		2,169,080

TOTAL CORPORATE BONDS (Cost $50,723,508)		51,093,522

GOVERNMENT SECURITIES & AGENCY ISSUE: 5.3%
	U.S. Treasury Notes
1,900,000	1.000%, 12/15/2024(l)	1,886,143
900,000	1.750%, 03/15/2025(l)	889,728
700,000	2.875%, 06/15/2025(l)	693,710
800,000	3.500%, 09/15/2025(l)	796,399
800,000	4.000%, 12/15/2025	801,437
800,000	4.625%, 03/15/2026	809,656
600,000	4.125%, 06/15/2026	604,102

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $6,471,442)		6,481,175

MORTGAGE-BACKED SECURITIES: 9.0%
	ACRE Commercial Mortgage Ltd.
250,000	Series 2021-FL4-D 7.729%, 12/18/2037(d)(e) 1 mo. USD Term SOFR + 2.714%	238,760
	ACRES Commercial Realty Ltd.
250,000	Series 2021-FL1-AS 6.797%, 06/15/2036(d)(e) 1 mo. USD Term SOFR + 1.714%	245,753
	Alternative Loan Trust
101,827	Series 2007-OA4-A1 5.309%, 05/25/2047(e) 1 mo. USD Term SOFR + 0.454%	88,920
104,472	Series 2007-OA7-A1A 5.329%, 05/25/2047(e) 1 mo. USD Term SOFR + 0.474%	98,871
	BCAP LLC Trust
277,400	Series 2006-AA2-A1 5.309%, 01/25/2037(e) 1 mo. USD Term SOFR + 0.454%	254,424
	BPR Trust
230,000	Series 2022-OANA-C 7.794%, 04/15/2037(d)(e) 1 mo. USD Term SOFR + 2.697%	231,185

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	BRAVO Residential Funding Trust
$93,241	Series 2022-R1-A 3.125%, 01/29/2070(d)(f)	$92,570
	BSPRT Issuer LLC
100,000	Series 2024-FL11-C 7.806%, 07/15/2039(d)(e) 1 mo. USD Term SOFR + 2.644%	100,213
	BX Commercial Mortgage Trust
150,000	Series 2021-VOLT-E 7.211%, 09/15/2036(d)(e) 1 mo. USD Term SOFR + 2.114%	149,044
100,000	Series 2024-AIRC-C 7.686%, 08/15/2039(d)(e) 1 mo. USD Term SOFR + 2.589%	100,513
	BX Trust
100,000	Series 2023-DELC-B 8.436%, 05/15/2038(d)(e) 1 mo. USD Term SOFR + 3.339%	101,121
150,000	Series 2024-VLT4-D 7.537%, 07/15/2029(d)(e) 1 mo. USD Term SOFR + 2.440%	149,625
	BXHPP Trust
200,000	Series 2021-FILM-C 6.311%, 08/15/2036(d)(e) 1 mo. USD Term SOFR + 1.214%	187,985
	BXMT Ltd.
250,000	Series 2020-FL2-D 7.147%, 02/15/2038(d)(e) 1 mo. USD Term SOFR + 2.064%	183,223
100,000	Series 2020-FL3-D 7.997%, 11/15/2037(d)(e) 1 mo. USD Term SOFR + 2.914%	78,629
	Capmark Military Housing Trust
90,062	Series 2007-AET2-A 6.063%, 10/10/2052(d)	87,251
	CD Mortgage Trust
793,267	Series 2017-CD4-XA 1.375%, 05/10/2050(a)(m)	19,392
	Citigroup Mortgage Loan Trust, Inc.
82,868	Series 2022-A-A1 6.170%, 09/25/2062(d)(f)	82,926
	CSMC Trust
98,263	Series 2021-RPL4-A1 4.074%, 12/27/2060(a)(d)	97,990
	Federal Home Loan Mortgage Corp.
98,041	5.000%, 03/01/2053	98,119
	Federal National Mortgage Association
177,218	5.000%, 05/01/2053	177,318
2,420,155	5.500%, 05/01/2053	2,453,309
48,071	5.000%, 06/01/2053	48,076
141,153	5.000%, 08/01/2053	141,232
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,674,517	Series 2015-R1-XA1 0.700%, 11/25/2055(a)(d)(m)	178,912

Principal Amount^		Value
$1,375,638	Series 2015-R1-XA2 0.700%, 10/25/2052(a)(d)(m)	$93,558
4,141,350	Series 2015-R1-XA3 0.700%, 11/25/2052(a)(d)(m)	214,093
	FS Rialto Issuer LLC
100,000	Series 2022-FL5-C 8.887%, 06/19/2037(d)(e) 1 mo. USD Term SOFR + 3.922%	99,729
100,000	Series 2022-FL6-C 9.195%, 08/17/2037(d)(e) 1 mo. USD Term SOFR + 4.230%	100,130
	GCAT Trust
83,555	Series 2022-NQM5-A3 5.710%, 08/25/2067(d)(f)	83,327
132,252	Series 2023-NQM2-A3 6.598%, 11/25/2067(d)(f)	133,030
89,056	Series 2024-NQM2-A3 6.541%, 06/25/2059(d)(f)	90,464
	GS Mortgage Securities Corp. Trust
250,000	Series 2020-DUNE-E 7.864%, 12/15/2036(d)(e) 1 mo. USD Term SOFR + 2.764%	246,601
250,000	Series 2020-UPTN-E 3.354%, 02/10/2037(a)(d)	238,061
	HarborView Mortgage Loan Trust
170,784	Series 2006-12-2A2A 5.459%, 01/19/2038(e) 1 mo. USD Term SOFR + 0.494%	151,440
	JP Morgan Chase Commercial Mortgage Securities Trust
1,420,144	Series 2016-JP2-XA 1.939%, 08/15/2049(a)(m)	29,644
	JPMDB Commercial Mortgage Securities Trust
179,106	Series 2017-C5-XA 1.019%, 03/15/2050(a)(m)	2,559
	KREF Ltd.
100,000	Series 2021-FL2-AS 6.497%, 02/15/2039(d)(e) 1 mo. USD Term SOFR + 1.414%	98,143
	LCCM Trust
150,000	Series 2021-FL3-C 7.811%, 11/15/2038(d)(e) 1 mo. USD Term SOFR + 2.714%	145,562
	LoanCore Issuer Ltd.
200,000	Series 2022-CRE7-D 8.442%, 01/17/2037(d)(e) 30 day USD SOFR Average + 3.100%	196,154
	LoanCore Issuer Ltd.
100,000	Series 2021-CRE5-D 8.211%, 07/15/2036(d)(e) 1 mo. USD Term SOFR + 3.114%	99,018
100,000	Series 2021-CRE6-D 8.061%, 11/15/2038(d)(e) 1 mo. USD Term SOFR + 2.964%	97,130

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	LSTAR Securities Investment Ltd.
$197,103	Series 2024-1-A 8.313%, 01/01/2029(d)(e) 30 day USD SOFR Average + 3.100%	$201,230
	Mill City Securities Ltd.
150,000	Series 2024-RS1-A2 4.000%, 11/01/2069(d)(f)	134,448
	NYMT Loan Trust
373,196	Series 2022-SP1-A1 5.250%, 07/25/2062(d)(f)	370,208
	OBX Trust
79,644	Series 2022-NQM8-A3 6.100%, 09/25/2062(d)(f)	79,745
82,478	Series 2022-NQM9-A3 6.450%, 09/25/2062(d)(f)	82,877
100,000	Series 2024-NQM3-M1 6.845%, 12/25/2063(a)(d)	102,672
150,000	Series 2024-NQM4-M1 6.622%, 01/25/2064(a)(d)	153,260
100,000	Series 2024-NQM5-M1 6.513%, 01/25/2064(d)	101,935
150,000	Series 2024-NQM6-M1 6.924%, 02/25/2064(a)(d)	155,048
140,937	Series 2024-NQM7-A3 6.598%, 03/25/2064(d)(f)	143,590
	PFP Ltd.
100,000	Series 2024-11-B 7.573%, 09/17/2039(d)(e) 1 mo. USD Term SOFR + 2.490%	100,213
	PRPM LLC
98,087	Series 2024-4-A1 6.414%, 08/25/2029(d)(f)	98,740
500,000	Series 2024-RPL2-A2 3.500%, 05/25/2054(d)(f)	467,775
	Residential Accredit Loans, Inc. Trust
371,361	Series 2006-QO6-A1 5.329%, 06/25/2046(e) 1 mo. USD Term SOFR + 0.474%	87,505
	STWD Ltd.
100,000	Series 2022-FL3-D 8.092%, 11/15/2038(d)(e) 30 day USD SOFR Average + 2.750%	93,100
	Taubman Centers Commercial Mortgage Trust
230,000	Series 2022-DPM-C 8.874%, 05/15/2037(d)(e) 1 mo. USD Term SOFR + 3.777%	231,058
	Towd Point Revolving Trust
349,474	1.000%, 11/01/2069(a)	352,619
	Uniform Mortgage-Backed Security, TBA
193,000	5.000%(n)	192,849

Principal Amount^		Value
	Wells Fargo Commercial Mortgage Trust
$878,211	Series 2016-BNK1-XA 1.849%, 08/15/2049(a)(m)	$18,548

TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,048,465)		10,971,424

MUNICIPAL BONDS: 0.0%
Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	5,037

TOTAL MUNICIPAL BONDS (Cost $4,749)		5,037

SHORT-TERM INVESTMENTS: 5.5%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.9%
1,141,525	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(r)(s) (Cost $1,141,525)	1,141,525

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,141,525)		1,141,525

REPURCHASE AGREEMENTS: 4.5%
$5,496,665	Fixed Income Clearing Corp. 1.520%, 9/30/2024, due 10/01/2024 [collateral: par value $5,397,600, U.S. Treasury Notes, 4.875%, due 04/30/2026, value $5,607,579] (proceeds $5,496,897)	5,496,665

TOTAL REPURCHASE AGREEMENTS (Cost $5,496,665)		5,496,665

TREASURY BILLS: 0.1%
	U.S. Treasury Bills
100,000	4.618%, 10/10/2024(l)(o)(p)	99,884

TOTAL TREASURY BILLS (Cost $99,872)		99,884

TOTAL SHORT-TERM INVESTMENTS (Cost $6,738,062)		6,738,074

TOTAL PURCHASED OPTIONS (Cost $74,912): 0.0%		22,011

TOTAL INVESTMENTS (Cost: $125,274,205): 102.1%		123,970,788

Liabilities in Excess of Other Assets: (2.1)%		(2,540,506)

NET ASSETS: 100.0%		$121,430,282

Percentages are stated as a percent of net assets.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2024.
(b)	Perpetual Call.

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

(c)	When issued security.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(e)	Floating Interest Rate at September 30, 2024.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2024.
(g)	Security is currently in default and/or non-income producing.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(i)	Pay-in-kind security.
(j)	Security is not accruing interest.
(k)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.

(l)	Securities with an aggregate fair value of $4,067,214 have been pledged as collateral for options, credit default swaps, interest rate swaps, and futures positions.
(m)	Interest Only security. Security with a notional or nominal principal amount.
(n)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(o)	The rate shown represents yield-to-maturity.
(p)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(q)	Security or portion there of is out on loan.
(r)	The rate disclosed is the 7 day net yield as of September 30, 2024.
(s)	Represents security purchased with cash collateral received for securities on loan.

CURRENCY ABBREVIATIONS:

CAD	Canadian dollar
EUR	Euro
GBP	British pound

UNFUNDED LOAN COMMITMENTS — At September 30, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Orion Group Holdco LLC, 0.500%, 03/19/2027	$17,391	$16,777	$(614)
Avalara, Inc., 0.375%, 10/19/2028	13,636	12,049	(1,587)
Power Services Holding Company, 0.500%, 11/22/2028	71,340	71,162	(178)
Finastra USA, Inc., 0.500%, 09/13/2029	5,368	5,339	(29)
Capstone Acquisition Holdings, Inc., 1.000%, 11/12/2029	12,076	—	(12,076)
MB2 Dental Solutions LLC, 0.500%, 02/13/2031	52,182	51,682	(500)

TOTAL		$157,009	$(14,984)

The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows*:

Cost of investments	$125,129,789

Gross unrealized appreciation	2,700,514
Gross unrealized depreciation	(3,923,976)

Net unrealized depreciation	$(1,223,462)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS AT September 30, 2024 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
EXCHANGE TRADED FUNDS
Put
SPDR S&P Regional Banking ETF	Morgan Stanley & Co.	$42.00	12/20/2024	71	$401,860	$8,201	$21,142	$(12,941)
SPDR S&P Regional Banking ETF	Goldman Sachs & Co.	42.00	12/20/2024	24	135,840	576	7,205	(6,629)
SPDR S&P Regional Banking ETF	Morgan Stanley & Co.	43.00	1/17/2025	59	333,940	2,360	18,686	(16,326)

Total						11,137	47,033	(35,896)

INDEX OPTIONS
Put
Goldman Sachs Middle Income Consumer Index	Goldman Sachs & Co.	110.00	1/17/2025	6,167	678,370	10,874	27,879	(17,005)

Total Purchased Options						$22,011	$74,912	$(52,901)

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2024 (Unaudited)

At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2024	Fund Delivering	U.S. $ Value at September 30, 2024	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/18/2024	EUR	$5,576	USD	$5,564	$12	$—
	10/18/2024	USD	110,991	EUR	111,513	—	(522)
	10/18/2024	USD	1,115,465	EUR	1,122,934	—	(7,469)
	10/18/2024	USD	131,113	GBP	133,979	—	(2,866)
Barclays Bank Plc	10/18/2024	USD	72,202	CAD	72,543	—	(341)
	10/18/2024	USD	111,275	EUR	111,513	—	(238)
Morgan Stanley & Co.	10/18/2024	USD	283,953	EUR	284,358	—	(405)

			$1,830,575		$1,842,404	$12	$(11,841)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS AT September 30, 2024 (Unaudited)(a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
3 Months SOFR Futures	5	$1,198,195	$1,211,687	12/16/2025	$13,492
3 Months SOFR Futures	5	1,196,321	1,209,875	9/16/2025	13,554
3 Months SOFR Futures	5	1,199,508	1,212,500	3/17/2026	12,992
U.S. Treasury 2-Year Note Futures	20	4,161,072	4,164,844	12/31/2024	3,772

Total Long					$43,810

Total Futures Contracts					$43,810

(a)	Bank of America N.A., and Goldman Sachs & Co. are the counterparties for Open Futures Contracts held by the Fund at September 30, 2024.

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SWAPS AT September 30, 2024 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$30,000	3/14/2054	1 Day SOFR + 0.000%	3.553%	Annually	$(1,332)	$301	$(1,633)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2024	Notional Amount (4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Depreciation
Buy Protection
CDX.NA.IG.43.V1 1.000%, 12/20/2029	12/20/2029	(1.000%)	0.523%	$	(1,387,290)	Quarterly	$(31,064)	$(30,842)	$(222)
ITRAXX.EUR.42.V1 1.000%, 12/20/2029	12/20/2029	(1.000%)	0.567%	EUR	(450,000)	Quarterly	(10,054)	(9,733)	(321)

Total Buy Protection							$(41,118)	$(40,575)	$(543)

Total							$(41,118)	$(40,575)	$(543)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America Investment Grade (CDX.NA.IG) Series 43 and ITRAXX Series 42.

(4)	Notional amounts are denominated in currency where indicated and the lines below until currency changes.

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS AT September 30, 2024 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
S&P 500 Index	UBS Securities LLC	$5,525.00	10/4/2024	(1)	$(576,248)	$(145)	$(1,476)	$1,331
S&P 500 Index	UBS Securities LLC	5,575.00	10/4/2024	(3)	(1,728,744)	(870)	(5,864)	4,994
S&P 500 Index	UBS Securities LLC	5,445.00	10/11/2024	(4)	(2,304,992)	(2,520)	(15,639)	13,119
S&P 500 Index	UBS Securities LLC	5,470.00	10/11/2024	(4)	(2,304,992)	(2,960)	(14,988)	12,028
S&P 500 Index	UBS Securities LLC	5,560.00	10/11/2024	(1)	(576,248)	(1,050)	(1,649)	599
S&P 500 Index	UBS Securities LLC	5,575.00	10/11/2024	(1)	(576,248)	(1,526)	(1,439)	(87)
S&P 500 Index	UBS Securities LLC	5,465.00	10/18/2024	(2)	(1,152,496)	(2,730)	(8,090)	5,360
S&P 500 Index	UBS Securities LLC	5,470.00	10/18/2024	(3)	(1,728,744)	(4,281)	(13,187)	8,906
S&P 500 Index	UBS Securities LLC	5,480.00	10/18/2024	(1)	(576,248)	(1,585)	(4,139)	2,554
S&P 500 Index	UBS Securities LLC	5,525.00	10/18/2024	(2)	(1,152,496)	(3,490)	(6,227)	2,737
S&P 500 Index	UBS Securities LLC	5,575.00	10/18/2024	(2)	(1,152,496)	(3,800)	(6,869)	3,069
S&P 500 Index	UBS Securities LLC	5,525.00	10/25/2024	(5)	(2,881,240)	(12,675)	(19,432)	6,757
S&P 500 Index	UBS Securities LLC	5,560.00	10/25/2024	(5)	(2,881,240)	(15,335)	(17,545)	2,210
S&P 500 Index	UBS Securities LLC	5,560.00	11/1/2024	(3)	(1,728,744)	(11,799)	(11,778)	(21)
S&P 500 Index	UBS Securities LLC	5,570.00	11/1/2024	(2)	(1,152,496)	(7,300)	(8,366)	1,066
S&P 500 Index	UBS Securities LLC	5,575.00	11/1/2024	(2)	(1,152,496)	(7,216)	(7,728)	512

Total Written Options						$(79,282)	$(144,416)	$65,134

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS: 98.1%
Basic Materials: 4.1%
	Olin Corp.
$1,198,000	5.125%, 09/15/2027	$1,192,395
4,572,000	5.625%, 08/01/2029	4,587,783
	Steel Dynamics, Inc.
5,775,000	5.000%, 12/15/2026	5,774,207

		11,554,385

Communications: 8.4%
	Expedia Group, Inc.
6,407,000	2.950%, 03/15/2031	5,830,436
	Motorola Solutions, Inc.
5,510,000	5.600%, 06/01/2032	5,823,791
	Sirius XM Radio, Inc.
6,321,000	5.500%, 07/01/2029(a)	6,182,406
	Verizon Communications, Inc.
5,834,000	3.376%, 02/15/2025	5,799,645

		23,636,278

Consumer, Cyclical: 20.2%
	Bath & Body Works, Inc.
5,964,000	6.625%, 10/01/2030(a)	6,084,562
	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
6,696,000	5.125%, 04/15/2029(a)	6,276,366
	Dick’s Sporting Goods, Inc.
6,483,000	3.150%, 01/15/2032(c)	5,837,803
	Dollar Tree, Inc.
6,684,000	2.650%, 12/01/2031	5,742,559
	Genuine Parts Co.
5,324,000	6.500%, 11/01/2028	5,739,314
	LKQ Corp.
5,452,000	6.250%, 06/15/2033	5,772,010
	Marriott International, Inc.
5,733,000	4.625%, 06/15/2030	5,784,626
	QVC, Inc.
4,085,000	4.450%, 02/15/2025	4,064,701
	Tempur Sealy International, Inc.
6,591,000	4.000%, 04/15/2029(a)	6,153,781
	Warnermedia Holdings, Inc.
6,550,000	4.279%, 03/15/2032	5,841,656

		57,297,378

Consumer, Non-cyclical: 25.4%(b)
	Altria Group, Inc.
5,104,000	6.875%, 11/01/2033	5,762,524
	BAT Capital Corp.
5,287,000	6.421%, 08/02/2033	5,806,879
	Block Financial LLC
6,300,000	2.500%, 07/15/2028	5,852,494
	Conagra Brands, Inc.
5,690,000	4.850%, 11/01/2028	5,776,317
	DaVita, Inc.
6,531,000	4.625%, 06/01/2030(a)	6,232,212
	Encompass Health Corp.
2,723,000	4.500%, 02/01/2028	2,674,658
3,740,000	4.750%, 02/01/2030	3,657,197
	Global Payments, Inc.
5,850,000	2.650%, 02/15/2025	5,795,756
	HCA, Inc.
5,721,000	5.375%, 09/01/2026	5,784,832

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	IQVIA, Inc.
$5,463,000	6.250%, 02/01/2029	$5,813,932
	Philip Morris International, Inc.
3,858,000	5.375%, 02/15/2033	4,032,844
	Quanta Services, Inc.
6,255,000	2.900%, 10/01/2030	5,754,902
	Tenet Healthcare Corp.
3,305,000	6.125%, 10/01/2028	3,330,101
	Zimmer Biomet Holdings, Inc.
5,783,000	3.550%, 04/01/2025	5,741,796

		72,016,444

Financial: 6.1%
	American Tower Corp.
5,908,000	3.375%, 10/15/2026	5,806,489
	Crown Castle, Inc.
1,789,000	5.800%, 03/01/2034	1,897,107
3,744,000	5.200%, 09/01/2034	3,792,261
	Willis North America, Inc.
5,726,000	5.350%, 05/15/2033	5,892,677

		17,388,534

Industrial: 20.6%
	Allegion U.S. Holding Co., Inc.
5,570,000	5.411%, 07/01/2032	5,809,009
	Berry Global, Inc.
5,837,000	4.875%, 07/15/2026(a)	5,837,034
	Carlisle Cos., Inc.
6,876,000	2.200%, 03/01/2032	5,817,835
	Eagle Materials, Inc.
6,604,000	2.500%, 07/01/2031	5,837,042
	Flex Ltd.
5,762,000	4.875%, 05/12/2030	5,770,735
	Fortune Brands Innovations, Inc.
5,448,000	5.875%, 06/01/2033	5,837,969
	Teledyne Technologies, Inc.
6,443,000	2.750%, 04/01/2031	5,784,516
	TransDigm, Inc.
6,159,000	5.500%, 11/15/2027	6,142,754
	Trimble, Inc.
5,806,000	4.750%, 12/01/2024	5,790,764
	Westinghouse Air Brake Technologies Corp.
5,928,000	3.450%, 11/15/2026	5,824,854

		58,452,512

Technology: 13.3%
	Broadcom, Inc.
2,808,000	3.459%, 09/15/2026	2,771,212
	CA, Inc.
231,000	4.700%, 03/15/2027	229,472
	CDW LLC/CDW Finance Corp.
5,829,000	4.250%, 04/01/2028	5,766,224
	Fiserv, Inc.
5,497,000	5.625%, 08/21/2033	5,819,706
	HP, Inc.
6,001,000	4.200%, 04/15/2032	5,814,612
	Microchip Technology, Inc.
2,823,000	4.250%, 09/01/2025	2,810,996
2,808,000	5.050%, 03/15/2029	2,883,430
	Oracle Corp.
6,233,000	2.950%, 04/01/2030	5,793,842

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology (continued)
	Qorvo, Inc.
$5,902,000	4.375%, 10/15/2029	$5,716,028

		37,605,522

TOTAL CORPORATE BONDS (Cost $273,605,678)		277,951,053

SHORT-TERM INVESTMENTS: 0.2%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.2%
483,600	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d)(e) (Cost $483,600)	483,600

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $483,600)		483,600

TOTAL SHORT-TERM INVESTMENTS (Cost $483,600)		483,600

TOTAL INVESTMENTS (Cost: $274,089,278): 98.3%		278,434,653

Other Assets in Excess of Liabilities: 1.7%		4,945,399

NET ASSETS: 100.0%		$283,380,052

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(b)	For additional information on portfolio concentration, see Notes to the Schedule of Investments.
(c)	Security or portion there of is out on loan.
(d)	The rate disclosed is the 7 day net yield as of September 30, 2024.
(e)	Represents security purchased with cash collateral received for securities on loan.

The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows*:

Cost of investments	$274,089,278

Gross unrealized appreciation	4,703,367
Gross unrealized depreciation	(357,992)

Net unrealized appreciation	$4,345,375

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 77.1%
REPURCHASE AGREEMENTS: 1.8%
$17,343,612	Fixed Income Clearing Corp. 1.520%, 9/30/2024, due 10/01/2024 [collateral: par value $17,030,700, U.S. Treasury Note, 4.875%, due 04/30/2026, value $17,692,889] (proceeds $17,344,345)	$17,343,612

TOTAL REPURCHASE AGREEMENTS (Cost $17,343,612)		17,343,612

TREASURY BILLS: 75.3%
	U.S. Treasury Bills
742,000,000	4.523%, 10/08/2024(a)(b)(c)	741,325,322

TOTAL TREASURY BILLS (Cost $741,254,183)		741,325,322

TOTAL SHORT-TERM INVESTMENTS (Cost $758,597,795)		758,668,934

TOTAL INVESTMENTS (Cost: $758,597,795): 77.1%		758,668,934

Other Assets in Excess of Liabilities: 22.9%		225,565,007

NET ASSETS: 100.0%		$984,233,941

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	The rate shown represents yield-to-maturity.
(b)	All or a portion of this security is held by the iMGP DBi Cayman Managed Futures Subsidiary.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows*:

Cost of investments	$758,597,795

Gross unrealized appreciation	24,507,153
Gross unrealized depreciation	(5,310,543)

Net unrealized appreciation	$19,196,610

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS AT September 30, 2024 (Unaudited)(a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Gold 100 Oz Futures (b)	596	$149,002,659	$158,500,240	12/27/2024	$9,497,581
Japanese Yen Currency Futures	996	87,662,709	87,529,725	12/16/2024	(132,984)
MSCI EAFE Index Futures	1,418	173,521,916	176,385,020	12/20/2024	2,863,104
MSCI Emerging Market Index	2,195	125,940,725	128,703,825	12/20/2024	2,763,100
S&P 500 E-Mini Index Futures	843	238,595,755	245,070,638	12/20/2024	6,474,883
U.S. Treasury 10-Year Note Futures	4,969	571,358,573	567,863,531	12/19/2024	(3,495,042)
U.S. Treasury 2-Year Note Futures	4,566	952,338,078	950,833,830	12/31/2024	(1,504,248)
U.S. Treasury Long Bond Futures	1,427	177,155,954	177,215,563	12/19/2024	59,609

Total Long					$16,526,003

Futures Contracts - Short
Euro FX Currency Futures	(788)	$(109,862,533)	$(109,990,025)	12/16/2024	$(127,492)
Gold 100 Oz Futures (b)	(72)	(19,096,903)	(19,147,680)	12/27/2024	(50,777)
Japanese Yen Currency Futures	(2,397)	(213,409,435)	(210,651,356)	12/16/2024	2,758,079
S&P 500 E-Mini Index Futures	(40)	(11,633,762)	(11,628,500)	12/20/2024	5,262
WTI Crude Futures (b)	(473)	(32,069,606)	(32,055,210)	11/20/2024	14,396

Total Short					$2,599,468

Total Futures Contracts					$19,125,471

(a)	Societe Generale is the counterparty for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at September 30, 2024.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

iMGP Berkshire Dividend Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 97.3%
Consumer Discretionary: 5.6%
840	Lowe’s Cos., Inc.	$227,514
756	McDonald’s Corp.	230,209

		457,723

Consumer Staples: 14.2%
1,540	General Mills, Inc.	113,729
358	Hershey Co.	68,657
2,660	Mondelez International, Inc. - Class A	195,962
1,786	Nestle SA - ADR	179,797
896	PepsiCo, Inc.	152,365
924	Procter & Gamble Co.	160,037
3,612	Walmart, Inc.	291,669

		1,162,216

Energy: 7.6%
2,296	Chevron Corp.	338,132
952	EOG Resources, Inc.	117,029
7,616	Kinder Morgan, Inc.	168,238

		623,399

Financials: 15.5%
6,288	Bank of America Corp.	249,508
2,186	Charles Schwab Corp.	141,675
700	Chubb Ltd.	201,873
1,654	JPMorgan Chase & Co.	348,762
784	M&T Bank Corp.	139,646
1,008	PNC Financial Services Group, Inc.	186,329

		1,267,793

Health Care: 13.4%
1,344	Abbott Laboratories	153,230
1,736	AbbVie, Inc.	342,825
2,968	Bristol-Myers Squibb Co.	153,564
980	Johnson & Johnson	158,819
1,736	Merck & Co., Inc.	197,140
2,996	Pfizer, Inc.	86,704

		1,092,282

Industrials: 16.2%
364	Deere & Co.	151,908
1,820	Emerson Electric Co.	199,053
784	Honeywell International, Inc.	162,061
532	Lockheed Martin Corp.	310,986
1,008	Norfolk Southern Corp.	250,488
1,204	Waste Management, Inc.	249,950

		1,324,446

Information Technology: 16.6%
1,484	Apple, Inc.	345,772
4,256	Cisco Systems, Inc.	226,505
791	Microsoft Corp.	340,367
1,624	QUALCOMM, Inc.	276,161
1,092	TE Connectivity PLC	164,881

		1,353,686

Materials: 3.8%
2,100	Nucor Corp.	315,714

Shares		Value
Real Estate: 1.4%
1,792	WP Carey, Inc. - REIT	$111,642

Utilities: 3.0%
7,364	PPL Corp.	243,601

TOTAL COMMON STOCKS (Cost $7,382,294)		7,952,502

Principal Amount
SHORT-TERM INVESTMENTS: 2.6%
REPURCHASE AGREEMENTS: 2.6%
$211,418	Fixed Income Clearing Corp. 1.520%, 9/30/2024, due 10/01/2024 [collateral: par value $207,700, U.S. Treasury Note, 4.875%, due 04/30/2026, value $215,876] (proceeds $211,427)	211,418

TOTAL SHORT-TERM INVESTMENTS (Cost $211,418)		211,418

TOTAL INVESTMENTS (Cost: $7,593,712): 99.9%		8,163,920

Other Assets in Excess of Liabilities: 0.1%		7,033

NET ASSETS: 100.0%		$8,170,953

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows*:

Cost of investments	$7,593,712

Gross unrealized appreciation	686,190
Gross unrealized depreciation	(115,982)

Net unrealized appreciation	$570,208

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 98.6%
Communication Services: 24.5%
8,800	Kingsoft Corp. Ltd.	$33,470
2,900	NetEase, Inc.	56,176
2,900	Tencent Holdings Ltd.	165,952
3,840	Tencent Music Entertainment Group - ADR	46,272

		301,870

Consumer Discretionary: 31.9% (a)
2,800	ANTA Sports Products Ltd.	34,039
2,000	BYD Co. Ltd. - Class H	73,056
21,600	Haier Smart Home Co. Ltd. - Class H	86,741
4,800	Meituan - Class B*(b)	106,264
1,250	Trip.com Group Ltd.*	78,996
1,700	Zhejiang Supor Co. Ltd. - Class A	14,180

		393,276

Consumer Staples: 2.6%
7,800	By-health Co. Ltd. - Class A	16,565
3,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	15,744

		32,309

Financials: 22.3%
13,800	AIA Group Ltd.	123,713
2,600	Hong Kong Exchanges & Clearing Ltd.	109,162
6,500	Ping An Insurance Group Co. of China Ltd. - Class H	41,957

		274,832

Health Care: 4.1%
22,000	AK Medical Holdings Ltd.(b)	14,866
6,800	Hygeia Healthcare Holdings Co. Ltd.*(b)	20,743
5,600	Sinopharm Group Co. Ltd. - Class H	14,992

		50,601

Industrials: 3.8%
6,600	Hefei Meiya Optoelectronic Technology, Inc. - Class A	15,023
2,000	Shenzhen Inovance Technology Co. Ltd. - Class A	17,802
5,000	SITC International Holdings Co. Ltd.	13,514

		46,339

Information Technology: 1.3%
4,800	Sino Wealth Electronic Ltd. - Class A	16,153

Materials: 4.1%
17,600	Shandong Sinocera Functional Material Co. Ltd. - Class A	50,421

Real Estate: 2.9%
7,100	Link REIT	35,869

Shares		Value
Utilities: 1.1%
3,200	China Resources Gas Group Ltd.	$12,912

TOTAL COMMON STOCKS (Cost $952,255)		1,214,582

TOTAL INVESTMENTS (Cost: $952,255): 98.6%		1,214,582

Other Assets in Excess of Liabilities: 1.4%		17,555

NET ASSETS: 100.0%		$1,232,137

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	For additional information on portfolio concentration, see Notes to the Schedule of Investments.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows*:

Cost of investments	$952,255

Gross unrealized appreciation	280,365
Gross unrealized depreciation	(18,038)

Net unrealized appreciation	$262,327

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Emerging Markets Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 94.3%
Brazil: 13.4%
50	MercadoLibre, Inc.*	$102,598
12,500	Raia Drogasil SA	58,442
16,900	TOTVS SA	88,531
10,260	WEG SA	102,356

		351,927

Cambodia: 3.5%
192,600	NagaCorp Ltd.*	92,466

India: 14.1%
622	Bajaj Auto Ltd.	91,703
8,556	HDFC Bank Ltd.	176,835
4,523	Infosys Ltd.	101,339

		369,877

Indonesia: 5.3%
113,600	Bank Central Asia Tbk. PT	77,472
132,400	Bank Mandiri Persero Tbk. PT	60,559

		138,031

Italy: 3.3%
4,467	Wizz Air Holdings PLC*(a)	86,781

Japan: 3.5%
4,630	Nexon Co. Ltd.	91,452

Mexico: 4.1%
5,527	Fomento Economico Mexicano SAB de CV - UNIT	54,479
17,897	Wal-Mart de Mexico SAB de CV	53,987

		108,466

Poland: 6.7%
931	Dino Polska SA*(a)	84,944
4,872	InPost SA*	91,973

		176,917

Singapore: 3.6%
138,600	Genting Singapore Ltd.	94,510

South Africa: 12.3%
8,933	Discovery Ltd.	88,884
3,984	Karooooo Ltd.	157,886
4,822	Mr. Price Group Ltd.	75,465

		322,235

Taiwan: 12.1%
13,000	E Ink Holdings, Inc.	120,361
6,500	Taiwan Semiconductor Manufacturing Co. Ltd.	196,562

		316,923

United States: 2.9%
384	Globant SA*	76,086

Uruguay: 2.7%
8,738	Dlocal Ltd.*	69,904

Vietnam: 6.8%
18,400	FPT Corp.	100,745

Shares		Value
Vietnam (continued)
27,900	Mobile World Investment Corp.	$77,345

		178,090

TOTAL COMMON STOCKS (Cost $2,466,107)		2,473,665

Principal Amount
SHORT-TERM INVESTMENTS: 48.8%
REPURCHASE AGREEMENTS: 48.8%
$1,278,988	Fixed Income Clearing Corp. 1.520%, 9/30/2024, due 10/01/2024 [collateral: par value $1,256,000, U.S. Treasury Note, 4.875%, due 04/30/2026, value $1,304,927] (proceeds $1,279,042)	1,278,988

TOTAL SHORT-TERM INVESTMENTS (Cost $1,278,988)		1,278,988

TOTAL INVESTMENTS (Cost: $3,745,095): 143.1%		3,752,653

Liabilities in Excess of Other Assets: (43.1)%		(1,129,811)

NET ASSETS: 100.0%		$2,622,842

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows*:

Cost of investments	$3,745,095

Gross unrealized appreciation	20,358
Gross unrealized depreciation	(12,800)

Net unrealized appreciation	$7,558

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 98.5%
Canada: 3.9%
67,554	Shopify, Inc. - Class A*	$5,413,778

Denmark: 2.6%
30,561	Novo Nordisk AS - Class B	3,594,632

France: 3.6%
8,526	L’Oreal SA	3,820,027
1,608	LVMH Moet Hennessy Louis Vuitton SE	1,233,761

		5,053,788

Germany: 8.6%
35,386	SAP SE	8,060,341
64,822	Siemens Healthineers AG(a)	3,890,718

		11,951,059

Ireland: 2.7%
10,776	Accenture PLC - Class A	3,809,100

United Kingdom: 1.7%
178,056	Sage Group PLC	2,444,042

United States: 75.4%
55,813	Abbott Laboratories	6,363,240
11,421	Adobe, Inc.*	5,913,565
17,854	Airbnb, Inc. - Class A*	2,264,066
64,339	Alphabet, Inc. - Class C	10,756,837
69,002	Amazon.com, Inc.*	12,857,143
16,244	Aon PLC - Class A	5,620,261
7,408	Automatic Data Processing, Inc.	2,050,016
13,352	CSL Ltd.	2,649,886
17,049	Globant SA*	3,378,089
16,244	ICON PLC*	4,667,064
13,029	MasterCard, Inc. - Class A	6,433,720
19,302	Microsoft Corp.	8,305,651
9,811	MSCI, Inc.	5,719,126
12,546	Oracle Corp.	2,137,838
25,575	Paycom Software, Inc.	4,260,028
3,538	ServiceNow, Inc.*	3,164,352
6,433	Thermo Fisher Scientific, Inc.	3,979,261
21,232	Visa, Inc. - Class A	5,837,738
23,482	Workday, Inc. - Class A*	5,739,236
15,282	Zoetis, Inc.	2,985,797

		105,082,914

TOTAL COMMON STOCKS (Cost $131,180,218)		137,349,313

Principal Amount		Value
SHORT-TERM INVESTMENTS: 1.5%
REPURCHASE AGREEMENTS: 1.5%
$2,050,434	Fixed Income Clearing Corp. 1.520%, 9/30/2024, due 10/01/2024 [collateral: par value $2,013,500, U.S. Treasury Note, 4.875%, due 04/30/2026, value $2,091,852] (proceeds $2,050,520)	$2,050,434

TOTAL SHORT-TERM INVESTMENTS (Cost $2,050,434)		2,050,434

TOTAL INVESTMENTS (Cost: $133,230,652): 100.0%		139,399,747

Liabilities in Excess of Other Assets: (0.0)%		(27,026)

NET ASSETS: 100.0%		$139,372,721

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows*:

Cost of investments	$133,230,652

Gross unrealized appreciation	9,029,665
Gross unrealized depreciation	(2,860,570)

Net unrealized appreciation	$6,169,095

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	25.6%
Broadline Retail	9.2%
IT Services	9.0%
Financial Services	8.8%
Interactive Media & Services	7.7%
Health Care Equipment & Supplies	7.4%
Life Sciences Tools & Services	6.3%
Pharmaceuticals	4.7%
Professional Services	4.6%
Capital Markets	4.1%
Insurance	4.0%
Personal Care Products	2.7%
Biotechnology	1.9%
Hotels, Restaurants & Leisure	1.6%
Textiles, Apparel & Luxury Goods	0.9%
Short-Term Investments	1.5%

Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%

Net Assets	100.0%

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 97.6%
Brazil: 4.4%
593	MercadoLibre, Inc.*	$1,216,812

Canada: 3.8%
13,413	Shopify, Inc. - Class A*	1,074,918

Denmark: 3.0%
7,233	Novo Nordisk AS - Class B	850,757

France: 6.7%
18,100	Dassault Systemes SE	718,680
544	Kering SA	155,711
236	LVMH Moet Hennessy Louis Vuitton SE	181,074
7,833	Teleperformance SE	811,806

		1,867,271

Germany: 19.5%
4,331	Adidas AG	1,148,216
11,276	SAP SE	2,568,485
28,960	Siemens Healthineers AG(a)	1,738,225

		5,454,926

India: 4.1%
18,255	HDFC Bank Ltd. - ADR	1,142,033

Ireland: 0.8%
652	Accenture PLC - Class A	230,469

Japan: 2.3%
3,600	Tokyo Electron Ltd.	635,560

Netherlands: 4.3%
1,462	ASML Holding NV	1,214,770

Spain: 2.8%
10,623	Amadeus IT Group SA	768,540

Sweden: 4.2%
11,988	Evolution AB(a)	1,179,262

Switzerland: 1.9%
4,967	On Holding AG - Class A*	249,095
3,938	Temenos AG	276,073

		525,168

United Kingdom: 11.8%
13,589	Bunzl PLC	643,419
168,483	Sage Group PLC	2,312,640
5,521	Unilever PLC	357,943

		3,314,002

United States: 28.0%
5,340	Aon PLC - Class A	1,847,587
2,076	CSL Ltd.	412,010
14,541	Experian PLC	765,839
2,313	Globant SA*	458,298
9,969	ICON PLC*	2,864,193
16,498	Medtronic PLC	1,485,315

		7,833,242

TOTAL COMMON STOCKS (Cost $27,180,153)		27,307,730

Principal Amount		Value
SHORT-TERM INVESTMENTS: 2.3%
REPURCHASE AGREEMENTS: 2.3%
$651,200	Fixed Income Clearing Corp. 1.520%, 9/30/2024, due 10/01/2024 [collateral: par value $639,500, U.S. Treasury Note, 4.875%, due 04/30/2026, value $664,416] (proceeds $651,227)	$651,200

TOTAL SHORT-TERM INVESTMENTS (Cost $651,200)		651,200

TOTAL INVESTMENTS (Cost: $27,831,353): 99.9%		27,958,930

Other Assets in Excess of Liabilities: 0.1%		17,312

NET ASSETS: 100.0%		$27,976,242

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows*:

Cost of investments	$27,831,353

Gross unrealized appreciation	1,811,021
Gross unrealized depreciation	(1,683,444)

Net unrealized appreciation	$127,577

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Funds Trust

NOTES TO THE SCHEDULE OF INVESTMENTS September 30, 2024 (Unaudited)

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (“SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated the Advisor as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the Advisor, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 17.3% of its total net assets invested in the Subsidiary as of September 30, 2024.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Consolidation of Subsidiary. The Alternative Strategies Fund may invest a portion of its assets from the enhanced trend strategy in the Alternative Strategy Subsidiary (the “Alternative Subsidiary”), which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Alternative Strategies Fund and is advised by the Manager that manages the enhanced trend strategy. The financial statements of the Alternative Strategies Fund include the operations of the Alternative Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Alternative Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The Alternative Strategies Fund had 1.4% of its total net assets invested in the Alternative Subsidiary as of September 30, 2024.

The Alternative Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Alternative Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Alternative Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Senior Term Loans. The Alternative Strategies Fund and the High Income Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments in Securities.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At September 30, 2024, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

Reverse repurchase agreements. The High Income Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments in Securities. Cash received in exchange for securities transferred, if any, under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions.

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of their investments, the Alternative Strategies Fund and the DBi Managed Futures Strategy ETF are subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the SEC and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

Futures Contracts. The Alternative Strategies Fund and the High Income Fund invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The futures contracts in the DBi Managed Futures Strategy ETF are not designated as hedging instruments. The DBi Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended September 30, 2024, the High Income Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended September 30, 2024, the Alternative Strategies Fund and the High Income Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold). In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. During the period ended September 30, 2024, the Alternative Strategies Fund invested in total return swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of Secured Overnight Financing Rate (“SOFR”) and Federal Fund Rate (“FEDL01”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually SOFR or FEDL01, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure—that is, both market and credit exposure—to the reference asset. The total return payer—often the owner of the reference obligation—gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of September 30, 2024, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are short-term investments, they are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as forward foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of September 30, 2024. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Canada	$2,896,144	$—	$—	$2,896,144
China	2,788,040	—	—	2,788,040
France	1,971,837	—	—	1,971,837
Germany	5,835,283	—	—	5,835,283
Ireland	697,063	—	—	697,063
Japan	557,412	—	—	557,412
Luxembourg	1,288,288	—	—	1,288,288
Netherlands	3,833,915	—	—	3,833,915
Sweden	2,392,283	—	—	2,392,283
Switzerland	2,327,430	—	—	2,327,430
United Kingdom	10,339,021	—	—	10,339,021
United States	71,075,473	—	—	71,075,473
Uruguay	613,832	—	—	613,832
Preferred Stocks
South Korea	2,254,243	—	—	2,254,243

Total Equity	108,870,264	—	—	108,870,264

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	—	4,482,446	—	4,482,446
Repurchase Agreements	—	1,643,005	—	1,643,005

Total Short-Term Investments	—	6,125,451	—	6,125,451

Total Investments in Securities	$108,870,264	$6,125,451	$—	$114,995,715

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$2,533,377	$—	$—	$2,533,377
Brazil	3,244,149	—	—	3,244,149
Canada	5,259,322	—	—	5,259,322
China	1,942,603	—	—	1,942,603
Denmark	8,574,354	—	—	8,574,354
Finland	3,659,171	—	—	3,659,171
France	14,878,747	—	—	14,878,747
Germany	43,949,177	—	—	43,949,177
Israel	6,214,061	—	—	6,214,061
Italy	7,722,680	—	—	7,722,680
Japan	11,181,056	—	—	11,181,056
Netherlands	5,150,623	—	—	5,150,623
Spain	4,568,630	—	—	4,568,630
Sweden	4,023,341	—	—	4,023,341
Switzerland	9,467,144	—	—	9,467,144
Taiwan	6,259,744	—	—	6,259,744
United Kingdom	21,225,334	—	—	21,225,334
United States	28,184,180	—	—	28,184,180
Preferred Stocks
South Korea	3,176,141	—	—	3,176,141

Total Equity	191,213,834	—	—	191,213,834

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	—	594,296	—	594,296
Repurchase Agreements	—	507,090	—	507,090

Total Short-Term Investments	—	1,101,386	—	1,101,386

Total Investments in Securities	$191,213,834	$1,101,386	$—	$192,315,220

Small Company Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$49,666,464	$—	$—	$49,666,464

Total Equity	49,666,464	—	—	49,666,464

Total Investments in Securities	$49,666,464	$—	$—	$49,666,464

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$83,875,029	$—	$501,224	**	$84,376,253
Preferred Stocks	21,077	—	67,759	**	88,836
Limited Partnerships	—	—	119,247	**	119,247

Total Equity	83,896,106	—	688,230	**	84,584,336

Rights/Warrants	641,677	12,220	—		653,897

Fixed Income
Asset-Backed Securities	—	58,739,490	—		58,739,490
Bank Loans	—	4,469,320	—		4,469,320
Convertible Bonds	—	8,671,182	—		8,671,182
Corporate Bonds	—	79,108,615	15,920	**	79,124,535
Government Securities & Agency Issue	—	10,301,524	—		10,301,524
Mortgage-Backed Securities	—	76,564,201	191,487	(1)	76,755,688

Total Fixed Income	—	237,854,332	207,407	**	238,061,739

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	—	50,611,318	—		50,611,318
Repurchase Agreements	—	22,258,666	—		22,258,666
Treasury Bills	—	77,250,215	—		77,250,215

Total Short-Term Investments	—	150,120,199	—		150,120,199

Purchased Options	105,522	—	—		105,522

Total Investments in Securities in Assets	$84,643,305	$387,986,751	$895,637	**	$473,525,693

Unfunded Loan Commitments***	—	(457,814)	—		(457,814)

Short Sales
Common Stocks	(12,939,665)	—	—		(12,939,665)
Exchange-Traded Funds	(14,918)	—	—		(14,918)

Total Short Sales	(12,954,583)	—	—		(12,954,583)

Total Investments in Securities in Liabilities	$(12,954,583)	$—	$—		$(12,954,583)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$(83,592)	$—	$—		$(83,592)
Futures	1,284,558	—	—		1,284,558
Swaps - Credit Default	—	(276,325)	—		(276,325)
Swaps - Total Return	—	(162,898)	—		(162,898)
Written Options	(68,732)	—	—		(68,732)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund .
***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

High Income Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$—	$62,764	$—		$62,764
Preferred Stocks	2,722,612	—	—		2,722,612

Total Equity	2,722,612	62,764	—		2,785,376

Fixed Income
Asset-Backed Securities	—	22,675,736	—		22,675,736
Bank Loans	—	22,925,943	—		22,925,943
Convertible Bonds	—	272,490	—		272,490
Corporate Bonds	—	50,973,264	120,258	**	51,093,522
Government Securities & Agency Issue	—	6,481,175	—		6,481,175
Mortgage-Backed Securities	—	10,971,424	—		10,971,424
Municipal Bond	—	5,037	—		5,037

Total Fixed Income	—	114,305,069	120,258	**	114,425,327

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	—	1,141,525	—		1,141,525
Repurchase Agreements	—	5,496,665	—		5,496,665
Treasury Bills	—	99,884	—		99,884

Total Short-Term Investments	—	6,738,074	—		6,738,074

Purchased Options	22,011	—	—		22,011

Total Investments in Securities	$2,744,623	$121,105,907	$120,258	**	$123,970,788

Unfunded Loan Commitments***	—	(14,984)	—		(14,984)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$(11,829)	$—	$—		$(11,829)
Futures	43,810	—	—		43,810
Swaps - Interest Rate	—	(1,633)	—		(1,633)
Swaps - Credit Default	—	(543)	—		(543)
Written Options	(79,282)	—	—		(79,282)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the High Income Fund .
***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$277,951,053	$—	$277,951,053

Total Fixed Income	—	277,951,053	—	277,951,053

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	—	483,600	—	483,600

Total Short-Term Investments	—	483,600	—	483,600

Total Investments in Securities	$—	$278,434,653	$—	$278,434,653

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreements	$—	$17,343,612	$—	$17,343,612
Treasury Bills	—	741,325,322	—	741,325,322

Total Short-Term Investments	—	758,668,934	—	758,668,934

Total Investments in Securities	$—	$758,668,934	$—	$758,668,934

Other Financial Instruments*
Futures	$19,125,471	$—	$—	$19,125,471

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Berkshire Dividend Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$7,952,502	$—	$—	$7,952,502

Total Equity	7,952,502	—	—	7,952,502

Short-Term Investments
Repurchase Agreements	—	211,418	—	211,418

Total Investments in Securities	$7,952,502	$211,418	$—	$8,163,920

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$1,214,582	$—	$—	$1,214,582

Total Equity	1,214,582	—	—	1,214,582

Total Investments in Securities	$1,214,582	$—	$—	$1,214,582

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital Emerging Markets Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$351,927	$—	$—	$351,927
Cambodia	92,466	—	—	92,466
India	369,877	—	—	369,877
Indonesia	138,031	—	—	138,031
Italy	86,781	—	—	86,781
Japan	91,452	—	—	91,452
Mexico	108,466	—	—	108,466
Poland	176,917	—	—	176,917
Singapore	94,510	—	—	94,510
South Africa	322,235	—	—	322,235
Taiwan	316,923	—	—	316,923
United States	76,086	—	—	76,086
Uruguay	69,904	—	—	69,904
Vietnam	178,090	—	—	178,090

Total Equity	2,473,665	—	—	2,473,665

Short-Term Investments
Repurchase Agreements	—	1,278,988	—	1,278,988

Total Short-Term Investments	—	1,278,988	—	1,278,988

Total Investments in Securities	$2,473,665	$1,278,988	$—	$3,752,653

Polen Capital Global Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Canada	$5,413,778	$—	$—	$5,413,778
Denmark	3,594,632	—	—	3,594,632
France	5,053,788	—	—	5,053,788
Germany	11,951,059	—	—	11,951,059
Ireland	3,809,100	—	—	3,809,100
United Kingdom	2,444,042	—	—	2,444,042
United States	105,082,914	—	—	105,082,914

Total Equity	137,349,313	—	—	137,349,313

Short-Term Investments
Repurchase Agreements	—	2,050,434	—	2,050,434

Total Short-Term Investments	—	2,050,434	—	2,050,434

Total Investments in Securities	$137,349,313	$2,050,434	$—	$139,399,747

Polen Capital International Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$1,216,812	$—	$—	$1,216,812
Canada	1,074,918	—	—	1,074,918
Denmark	850,757	—	—	850,757
France	1,867,271	—	—	1,867,271
Germany	5,454,926	—	—	5,454,926
India	1,142,033	—	—	1,142,033
Ireland	230,469	—	—	230,469
Japan	635,560	—	—	635,560
Netherlands	1,214,770	—	—	1,214,770
Spain	768,540	—	—	768,540
Sweden	1,179,262	—	—	1,179,262
Switzerland	525,168	—	—	525,168
United Kingdom	3,314,002	—	—	3,314,002
United States	7,833,242	—	—	7,833,242

Total Equity	27,307,730	—	—	27,307,730

Short-Term Investments
Repurchase Agreements	—	651,200	—	651,200

Total Short-Term Investments	—	651,200	—	651,200

Total Investments in Securities	$27,307,730	$651,200	$—	$27,958,930

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

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Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the Alternative Strategies Fund and the High Income Fund invest, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

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Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

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China Risk. This is the risk that the value of the Polen Capital China Growth ETF’s investments in China may decline due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.

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Collateral Risk. If the Alternative Strategies Fund, High Income Fund, and DBi Managed Futures Strategy ETF’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

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Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

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Commodity Risk. Exposure to the commodities markets (including financial futures markets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), and the Alternative Strategies Fund, through its investment in a wholly-owned subsidiary (the “Alternative subsidiary”), which are each organized under the laws of the Cayman Islands and is advised by its respective sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

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Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

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Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

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Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

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Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

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Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

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Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Alternative Strategies Fund, the High Income Fund, and the Dolan McEniry Corporate Bond Fund may be indirectly exposed to such risks associated with corporate debt obligations.

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Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the Global Select Fund and International Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

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Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

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Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

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Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

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Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

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Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

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P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

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Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

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Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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ESG Investing Risk. Because a Fund may take into consideration the environmental, social and governance characteristics of portfolio companies in which it may invest, the Fund may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG characteristics in making its investment decisions may reduce or increase the Fund’s exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize these considerations. Consideration of ESG characteristics is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Sub-Advisor or any judgment exercised by the Sub-Advisor will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG and sustainability factors in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG factors. In addition, the Sub-Advisor may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause the Sub-Advisor to incorrectly assess the ESG characteristics a security or issuer. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

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ETF Risk. The DBi Managed Futures Strategy ETF, the Berkshire Dividend Growth ETF, the Polen Capital China Growth ETF, the Polen Capital Emerging Markets Growth ETF, the Polen Capital Global Growth ETF, and the Polen Capital International Growth ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

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Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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European Investment Risk. Each of the Global Select Fund, International Fund, Polen Capital Emerging Markets Growth ETF, Polen Capital Global Growth ETF and Polen Capital International Growth ETF may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU. While the long-term consequences of Brexit remain unclear, Brexit has already resulted in periods of volatility in European and global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. seeks to negotiate the terms of its future trading relationships. The U.K. and European economies and the broader global economy could be significantly impacted, which could potentially have an adverse effect on the value of a Fund’s investments. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

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Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

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Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

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Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

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Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

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Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

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Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

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Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

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General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

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Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasigovernmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

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Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

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Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

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Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

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Investing Through Stock Connects Risk. This is the risk that the Polen Capital China Growth ETF’s investments in China A Shares and/or China B Shares through the Stock Connects may be subject to trading, clearance, settlement, and other procedures, which could pose risks to the Polen Capital China Growth ETF and which may restrict the Polen Capital China Growth ETF’s ability to invest in or sell China A and/or China B Shares in a timely manner. Specifically, trading can be affected by market or bank closures, quota limits, and certain pre-delivery and pre-validation requirements, such that the Polen Capital China Growth ETF may not be able to purchase or dispose of its shares in a timely manner. In addition, the Polen Capital China Growth ETF’s purchase of China A and/or China B Shares through the Stock Connects may only be subsequently sold through the Stock Connects and is not otherwise transferable. The Polen Capital China Growth ETF’s shares will be registered in its custodian’s name on the Hong Kong Central Clearing and Settlement System, which may limit the Polen Capital Management, LLC’s ability to effectively manage the Polen Capital China Growth ETF’s holdings, including the potential enforcement of equity owner rights.

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Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Japanese Investment Risk. Japan may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, overleveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, large government deficits, heavy dependence on international trade and oil and other commodity imports, an aging workforce and significant population decline, sometimes unpredictable national politics, political tensions with China, and natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis. Any of these concerns could negatively affect the value of Japanese investments.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Large-Capitalization Investing Risk. A Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

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Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

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Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

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Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

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Models and Data Risk. The Alternative Strategies Fund uses proprietary systematic and quantitative models as part of its investment strategies. These models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

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Non-Diversified Fund Risk. Because a Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or The Sub-Advisor’s control, including instances at third parties. The Funds, the Advisor and the Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

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Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

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Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

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Sector Concentration Risk. The Small Company Fund, the Dolan McEniry Corporate Bond Fund, and the Polen Capital China Growth ETF concentrate their investments in a narrow segment of the total market. At September 30, 2024, the Small Company Fund has 29.1% of its net assets invested in the Industrials sector of the stock market. The Dolan McEniry Corporate Bond Fund has 25.4% of its net assets invested in the Consumer, Non-cyclical sector of the bond market. The Polen Capital China Growth ETF has 31.9% of its net assets invested in the Consumer Discretionary sector of the stock market. Because of these, the Funds are subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

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Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

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Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund’s shares may fall. The value of a Fund’s shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

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Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

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Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Subsidiary Risk. By investing in the Subsidiary and the Alternative Subsidiary, the DBi Managed Futures Strategy ETF and the Alternative Strategies Fund, respectively, is indirectly exposed to the risks associated with the Subsidiary’s and the Alternative Subsidiary’s investments. The derivatives and other investments held by the Subsidiary and the Alternative Subsidiary are generally similar to those that are permitted to be held by each Fund and are subject to the same risks that apply to similar investments if held directly by each Fund. The Subsidiary and the Alternative Subsidiary are each not registered under the 1940 Act, and, unless otherwise noted in the Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of each Fund and/or the Subsidiary or the Alternative Subsidiary to continue to operate as each does currently and could adversely affect each Fund.

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Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s and the Alternative Strategies Fund’s income from the Subsidiary and the Alternative Subsidiary, respectively, may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of each Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or the Subsidiary or the Alternative Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect each Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary or the Alternative Subsidiary. If Cayman Islands law changes such that the Subsidiary or the Alternative Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

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TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Alternative Strategies Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

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Variable Interest Entity Risk. The Polen Capital China Growth ETF may invest a substantial portion of its assets in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Polen Capital China Growth ETF) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.